UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31, 2011

      Date of reporting period: February 29, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 96.10%

Consumer Discretionary : 16.46%

Hotels, Restaurants & Leisure : 5.93%
Carnival Corporation	166,800	$5,052,372
Darden Restaurants Incorporated «	163,000	8,311,370
McDonald’s Corporation	86,000	8,538,080
		21,901,822

Household Durables : 2.62%
NVR Incorporated «†	13,950	9,653,400

Media : 3.49%
Omnicom Group Incorporated «	260,700	12,889,008

Multiline Retail : 2.64%
Kohl’s Corporation	196,000	9,737,280

Specialty Retail : 1.78%
Best Buy Company Incorporated «	266,200	6,575,140

Consumer Staples : 13.58%

Beverages : 4.76%
Coca-Cola Enterprises Incorporated	304,900	8,811,610
Diageo plc ADR	91,630	8,756,163
		17,567,773

Household Products : 5.56%
Colgate-Palmolive Company	95,600	8,908,008
Henkel AG & Company KGaA ADR	74,614	4,088,773
Procter & Gamble Company «	111,400	7,521,728
		20,518,509

Personal Products : 1.70%
Avon Products Incorporated «	336,700	6,292,923

Tobacco : 1.56%
Philip Morris International	68,900	5,754,528

Energy : 5.63%

Oil, Gas & Consumable Fuels : 5.63%
Chevron Corporation	66,420	7,247,750
Exxon Mobil Corporation	156,400	13,528,600
		20,776,350

Financials : 20.27%

Capital Markets : 5.10%
Charles Schwab Corporation	498,400	6,917,792
State Street Corporation	282,300	11,921,529
		18,839,321

Commercial Banks : 1.71%
PNC Financial Services Group Incorporated	106,100	6,315,072

1

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO

Security Name	Shares	Value
Consumer Finance : 5.34%
American Express Company	202,600	$10,715,514
Western Union Company «	515,200	9,000,544
		19,716,058

Diversified Financial Services : 3.89%
Bank of America Corporation	515,300	4,106,941
JPMorgan Chase & Company	261,400	10,257,336
		14,364,277

Insurance : 4.23%
Axis Capital Holdings Limited	223,200	6,885,720
The Progressive Corporation «	178,147	3,815,909
Willis Group Holdings plc	137,000	4,915,560
		15,617,189

Health Care : 10.72%

Health Care Equipment & Supplies : 3.76%
Baxter International Incorporated	118,900	6,911,657
Becton Dickinson & Company «	91,600	6,981,752
		13,893,409

Health Care Providers & Services : 4.03%
Cardinal Health Incorporated	144,600	6,008,130
Quest Diagnostics Incorporated	152,650	8,861,333
		14,869,463

Pharmaceuticals : 2.93%
Johnson & Johnson	166,200	10,816,296

Industrials : 12.70%

Aerospace & Defense : 2.35%
Raytheon Company	172,000	8,689,440

Air Freight & Logistics : 1.50%
United Parcel Service Incorporated Class B	72,100	5,543,769

Commercial Services & Supplies : 4.04%
Cintas Corporation «	181,800	7,010,208
Republic Services Incorporated	264,400	7,887,052
		14,897,260

Industrial Conglomerates : 2.21%
3M Company	92,900	8,138,040

Machinery : 2.60%
Illinois Tool Works Incorporated «	172,500	9,606,525

Information Technology : 11.08%

Electronic Equipment, Instruments & Components : 5.51%
Flextronics International Limited †	1,090,300	7,686,615
Molex Incorporated Class A	243,400	5,444,858
TE Connectivity Limited	197,000	7,200,350
		20,331,823

2

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name			Shares	Value
IT Services : 1.75%
Fiserv Incorporated †			97,200	$6,444,360

Semiconductors & Semiconductor Equipment : 2.78%
Lam Research Corporation «†			246,500	10,279,050

Software : 1.04%
Microsoft Corporation			120,800	3,834,192

Materials : 1.70%

Containers & Packaging : 1.70%
Rock-Tenn Company Class A			89,300	6,294,757

Telecommunication Services : 2.51%

Wireless Telecommunication Services : 2.51%
Vodafone Group plc ADR			342,200	9,270,198

Utilities : 1.45%

Electric Utilities : 1.45%
Entergy Corporation			80,200	5,343,726

Total Common Stocks (Cost $300,875,760)				354,770,958

		Dividend Yield
Preferred Stocks : 1.21%

Consumer Staples : 1.21%

Household Products : 1.21%
Henkel AG & Company KGaA ADR		1.45%	68,000	4,446,519

Total Preferred Stocks (Cost $2,726,323)				4,446,519

			Principal
Other : 0.31%
Gryphon Funding Limited, Pass-through Entity (v)(a)(i)			$1,509,510	407,568
VFNC Corporation, Pass-through Entity, 0.24% (v)(a)(i)144A±			1,702,377	732,022
Total Other (Cost $499,777)				1,139,590

		Yield	Shares
Short-Term Investments : 20.88%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.02	3,320,072	3,320,072
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.15	73,777,238	73,777,238
Total Short-Term Investments (Cost $77,097,310)				77,097,310

Total Investments in Securities (Cost $381,199,170)*	118.50%			437,454,377
Other Assets and Liabilities, Net	(18.50)			(68,279,722)

Total Net Assets	100.00%			$369,174,655

«	All or a portion of this security is on loan.

3

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO

†	Non-income earning security.
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $395,425,996 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$48,458,841
Gross unrealized depreciation	(6,430,460)

Net unrealized appreciation	$42,028,381

4

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage C&B Large Cap Value Portfolio (the “Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Portfolio holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$350,682,185	$4,088,773	$0	$354,770,958
Preferred stocks	4,446,519	0	0	4,446,519
Other	0	0	1,139,590	1,139,590
Short-term investments
Investment companies	3,320,072	73,777,238	0	77,097,310

	$358,448,776	$77,866,011	$1,139,590	$437,454,377

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$1,797,378
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(253,536)
Purchases	0
Sales	(404,252)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of February 29, 2012	$1,139,590

Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$(449,698)

WELLS FARGO ADVANTAGE DIVERSIFIED LARGE CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 99.21%
Consumer Discretionary : 19.07%
Auto Components : 0.40%
BorgWarner Incorporated †	400	$33,136
Gentex Corporation «	6,060	143,319
Johnson Controls Incorporated	16,790	547,858
		724,313

Hotels, Restaurants & Leisure : 3.67%
Las Vegas Sands Corporation	6,100	339,221
Marriott International Incorporated Class A	4,500	158,760
McDonald’s Corporation «	19,090	1,895,255
Starbucks Corporation	60,571	2,941,328
Wynn Resorts Limited	10,490	1,243,485
		6,578,049

Household Durables : 0.20%
Tempur-Pedic International Incorporated †«	4,500	355,500

Internet & Catalog Retail : 4.03%
Amazon.com Incorporated †	14,441	2,594,903
Groupon Incorporated †«	3,800	74,917
priceline.com Incorporated †	7,265	4,555,300
		7,225,120

Multiline Retail : 1.71%
Dollar General Corporation †	26,906	1,131,666
Dollar Tree Incorporated †	21,840	1,933,058
		3,064,724

Specialty Retail : 4.88%
CarMax Incorporated †	62,470	1,917,204
Dick’s Sporting Goods Incorporated «	33,915	1,518,035
O’Reilly Automotive Incorporated †	23,880	2,065,620
Ross Stores Incorporated	5,700	303,981
TJX Companies Incorporated	41,000	1,501,010
Tractor Supply Company	17,000	1,452,990
		8,758,840

Textiles, Apparel & Luxury Goods : 4.18%
Coach Incorporated	21,060	1,576,130
Fossil Incorporated †	7,600	927,048
lululemon athletica Incorporated †«	14,210	952,354
Nike Incorporated Class B	19,530	2,107,678
Ralph Lauren Corporation	7,730	1,342,933
VF Corporation	4,000	584,200
		7,490,343

Consumer Staples : 4.07%
Food & Staples Retailing : 2.74%
Costco Wholesale Corporation	20,430	1,758,206

1

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name	Shares	Value
Food & Staples Retailing (continued)
Whole Foods Market Incorporated	39,100	$3,156,934

		4,915,140

Food Products : 0.53%
Green Mountain Coffee Roasters Incorporated †	3,910	254,033
Mead Johnson & Company	9,000	699,750

		953,783

Personal Products : 0.80%
Estee Lauder Companies Incorporated Class A	24,340	1,424,864

Energy : 9.29%

Energy Equipment & Services : 3.19%
Cameron International Corporation †	18,690	1,041,220
Ensco International plc ADR	21,150	1,233,045
National Oilwell Varco Incorporated	17,235	1,422,405
Schlumberger Limited	26,196	2,033,072

		5,729,742

Oil, Gas & Consumable Fuels : 6.10%
Apache Corporation «	4,300	464,099
Concho Resources Incorporated †	6,860	732,922
Continental Resources Incorporated †«	16,560	1,501,661
Exxon Mobil Corporation	16,050	1,388,325
Oasis Petroleum Incorporated †	7,420	237,959
Occidental Petroleum Corporation	22,576	2,356,257
Pioneer Natural Resources Company	36,570	4,009,535
Southwestern Energy Company †	7,600	251,256

		10,942,014

Financials : 6.20%

Capital Markets : 1.24%
Ameriprise Financial Incorporated	6,360	354,634
LPL Investment Holdings Incorporated †	7,270	247,907
T. Rowe Price Group Incorporated	1,300	80,067
TD Ameritrade Holding Corporation	82,580	1,541,769

		2,224,377

Consumer Finance : 4.08%
American Express Company	23,034	1,218,268
MasterCard Incorporated	10,380	4,359,600
Visa Incorporated Class A «	14,910	1,735,077

		7,312,945

Diversified Financial Services : 0.09%
CME Group Incorporated	600	173,694

REIT : 0.79%
American Tower Corporation	22,580	1,413,056

Health Care : 12.17%

Biotechnology : 3.57%
Alexion Pharmaceuticals Incorporated †	54,795	4,587,985

2

WELLS FARGO ADVANTAGE DIVERSIFIED LARGE CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Biotechnology (continued)
Biogen Idec Incorporated †	6,100	$710,467
Gilead Sciences Incorporated †	24,220	1,102,010

		6,400,462

Health Care Equipment & Supplies : 3.21%
Covidien plc	8,400	438,900
Edwards Lifesciences Corporation †	12,380	905,349
Intuitive Surgical Incorporated †	5,760	2,946,931
St. Jude Medical Incorporated	34,740	1,463,249

		5,754,429

Health Care Providers & Services : 1.43%
AmerisourceBergen Corporation	34,303	1,281,217
UnitedHealth Group Incorporated	23,035	1,284,201

		2,565,418

Health Care Technology : 0.12%
Cerner Corporation†	2,900	214,107

Life Sciences Tools & Services : 0.87%
Mettler-Toledo International Incorporated †«	8,680	1,564,830

Pharmaceuticals : 2.97%
Allergan Incorporated	16,820	1,506,904
Shire plc ADR	36,560	3,826,004

		5,332,908

Industrials : 10.38%

Aerospace & Defense : 1.80%
Precision Castparts Corporation «	8,947	1,497,996
United Technologies Corporation	20,580	1,726,045

		3,224,041

Air Freight & Logistics : 0.77%
C.H. Robinson Worldwide Incorporated	19,360	1,281,051
United Parcel Service Incorporated Class B	1,200	92,268

		1,373,319

Electrical Equipment : 0.26%
Emerson Electric Company	7,100	357,201
Polypore International Incorporated †«	2,730	112,258

		469,459

Machinery : 3.84%
Caterpillar Incorporated	5,400	616,734
Cummins Incorporated	12,329	1,486,508
Danaher Corporation	62,240	3,288,139
Gardner Denver Incorporated	458	31,455
Joy Global Incorporated	16,819	1,462,580

		6,885,416

3

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name	Shares	Value
Road & Rail : 3.71%
Hertz Global Holdings Incorporated †«	65,320	$934,076
Kansas City Southern †	21,880	1,522,410
Norfolk Southern Corporation	16,400	1,129,960
Union Pacific Corporation	27,869	3,072,557

		6,659,003

Information Technology : 34.32%

Communications Equipment : 4.56%
Cisco Systems Incorporated	33,300	662,004
F5 Networks Incorporated †	15,350	1,918,136
QUALCOMM Incorporated	86,570	5,382,923
Riverbed Technology Incorporated †	7,678	218,593

		8,181,656

Computers & Peripherals : 11.24%
Apple Incorporated †	28,941	15,698,756
EMC Corporation †	161,338	4,467,449

		20,166,205

Internet Software & Services : 6.52%
Baidu Incorporated ADR †	6,961	951,569
eBay Incorporated †	102,780	3,673,357
Google Incorporated Class A †	9,444	5,838,753
Mercadolibre Incorporated	700	68,117
Rackspace Hosting Incorporated †	22,040	1,151,370

		11,683,166

IT Services : 4.46%
Accenture plc	38,176	2,272,999
Alliance Data Systems Corporation †	7,800	946,608
Cognizant Technology Solutions Corporation Class A †	60,370	4,283,252
VeriFone Holdings Incorporated †	10,450	500,450

		8,003,309

Semiconductors & Semiconductor Equipment : 3.03%
Altera Corporation	6,800	261,460
Analog Devices Incorporated	18,320	718,327
ARM Holdings plc ADR	10,900	296,262
Avago Technologies Limited	53,060	1,995,587
Cavium Incorporated †	7,890	281,910
Maxim Integrated Products Incorporated	17,940	500,347
Microchip Technology Incorporated «	38,240	1,379,317

		5,433,210

Software : 4.51%
Check Point Software Technologies Limited †«	28,651	1,666,342
Citrix Systems Incorporated †	32,845	2,454,835
Red Hat Incorporated †	40,011	1,978,944
Salesforce.com Incorporated †«	9,331	1,335,826
VMware Incorporated †	6,500	642,785

		8,078,732

4

WELLS FARGO ADVANTAGE DIVERSIFIED LARGE CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name			Shares	Value
Materials : 3.71%

Chemicals : 3.71%
Air Products & Chemicals Incorporated			7,620	$687,629
Ecolab Incorporated			6,000	360,000
Monsanto Company			38,240	2,959,011
Praxair Incorporated			24,350	2,654,150

				6,660,790

Total Common Stocks (Cost $146,981,693)				177,936,964

			Principal
Other : 0.63%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$1,500,568	405,153
VFNC Corporation, Pass-Through Entity, 0.24% (a)(i)(v)±144A			1,692,291	727,685

Total Other (Cost $496,816)				1,132,838

		Yield	Shares
Short-Term Investments : 6.69%

Investment Companies : 6.69%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.02%	193,203	193,203
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.15	11,805,464	11,805,464

Total Short-Term Investments (Cost $11,998,667)				11,998,667

Total Investments in Securities (Cost $159,477,176)*	106.53%			191,068,469
Other Assets and Liabilities, Net	(6.53)			(11,717,101)

Total Net Assets	100.00%			$179,351,368

†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
±	Variable rate investment.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $164,117,935 and net unrealized appreciation consists of:

Gross unrealized appreciation	$28,112,234
Gross unrealized depreciation	(1,161,700)

Net unrealized appreciation	$26,950,534

5

WELLS FARGO ADVANTAGE DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Diversified Large Cap Growth Portfolio (the “Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Portfolio holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$177,936,964	$0	$0	$177,936,964
Other	0	0	1,132,838	1,132,838
Short-term investments
Investment companies	193,203	11,805,464	0	11,998,667

	$178,130,167	$11,805,464	$1,132,838	$191,068,469

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$1,786,730
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(252,034)
Purchases	0
Sales	(401,858)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of February 29, 2012	$1,132,838

Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$(447,034)

WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 95.72%

Consumer Discretionary : 17.83%

Hotels, Restaurants & Leisure : 6.15%
BJ’s Restaurants Incorporated «†	460,580	$22,867,797
Bravo Brio Restaurant Group Incorporated †	277,312	5,346,575
Life Time Fitness Incorporated «†	459,870	22,749,769
Scientific Games Corporation Class A †	665,750	6,997,033
Shuffle Master Incorporated †	584,317	8,531,028

		66,492,202

Household Durables : 0.74%
Sodastream International Limited «†	194,800	7,938,100

Internet & Catalog Retail : 2.49%
Homeaway Incorporated «†	539,285	14,280,267
Shutterfly Incorporated †	460,585	12,601,606

		26,881,873

Media : 0.64%
IMAX Corporation †	240,010	6,125,055
MDC Partners Incorporated	59,490	768,611

		6,893,666

Specialty Retail : 5.02%
Asbury Automotive Group Incorporated †	175,000	4,537,750
Hibbett Sports Incorporated «†	216,150	10,580,543
Mattress Firm Holding Corporation «†	105,785	3,516,293
Tractor Supply Company	105,560	9,022,213
Ulta Salon Cosmetics & Fragrance Incorporated †	195,610	16,282,576
Vitamin Shoppe Incorporated †	243,480	10,330,856

		54,270,231

Textiles, Apparel & Luxury Goods : 2.79%
Crocs Incorporated †	133,900	2,631,135
Vera Bradley Incorporated «†	458,329	16,820,674
Warnaco Group Incorporated «†	182,890	10,737,472

		30,189,281

Consumer Staples : 1.79%

Food & Staples Retailing : 1.79%
Fresh Market Incorporated †	334,370	15,053,337
United Natural Foods Incorporated †	95,100	4,328,952

		19,382,289

Energy : 6.30%

Oil, Gas & Consumable Fuels : 6.30%
Approach Resources Incorporated «†	461,870	15,962,227
Carrizo Oil & Gas Incorporated «†	282,445	7,956,476
Kodiak Oil & Gas Corporation †	349,500	3,386,655
Laredo Petroleum Holdings Incorporated †	306,631	7,779,228
Northern Oil & Gas Incorporated «†	891,480	21,136,991
Oasis Petroleum Incorporated «†	368,100	11,804,967

		68,026,544

1

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO

Security Name	Shares	Value
Financials : 3.11%

Capital Markets : 2.09%
Financial Engines Incorporated «†	979,130	$22,568,947

Diversified Financial Services : 1.02%
MarketAxess Holdings Incorporated	333,151	11,033,961

Health Care : 20.63%

Biotechnology : 0.94%
Cepheid Incorporated «†	163,700	6,611,843
Exact Sciences Corporation «†	374,620	3,517,682

		10,129,525

Health Care Equipment & Supplies : 8.92%
Align Technology Incorporated †	353,100	9,042,891
DexCom Incorporated «†	505,570	5,455,100
Endologix Incorporated †	1,319,000	17,450,370
Masimo Corporation †	296,550	6,464,790
NxStage Medical Incorporated «†	1,145,560	22,911,200
Volcano Corporation «†	757,430	21,230,763
Zoll Medical Corporation †	188,190	13,766,099

		96,321,213

Health Care Providers & Services : 5.24%
Catalyst Health Solutions Incorporated †	180,655	11,204,223
Centene Corporation †	422,020	20,594,576
HMS Holdings Corporation «†	771,410	24,854,830

		56,653,629

Health Care Technology : 0.83%
Merge Healthcare Incorporated †	337,559	2,204,260
SXC Health Solutions Corporation †	95,870	6,787,596

		8,991,856

Pharmaceuticals : 4.70%
Akorn Incorporated «†	2,568,235	32,179,985
Impax Laboratories Incorporated «†	392,540	9,165,809
Jazz Pharmaceuticals plc †	180,280	9,459,292

		50,805,086

Industrials : 14.89%

Commercial Services & Supplies : 2.65%
InnerWorkings Incorporated «†	1,080,073	12,312,832
On Assignment Incorporated †	1,173,419	16,287,056

		28,599,888

Electrical Equipment : 0.94%
Polypore International Incorporated «†	247,450	10,175,144

Machinery : 6.03%
Chart Industries Incorporated «†	321,985	22,020,554
Colfax Corporation †	299,500	10,188,990
Robbins & Myers Incorporated	342,390	16,712,056

2

WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Machinery (continued)
The Middleby Corporation «†	165,750	$16,200,405

		65,122,005

Professional Services : 0.67%
Mistras Group Incorporated †	323,298	7,241,875

Road & Rail : 1.64%
Genesee & Wyoming Incorporated †	231,810	13,774,150
Greenbrier Companies Incorporated «†	157,490	3,981,347

		17,755,497

Trading Companies & Distributors : 2.96%
DXP Enterprises Incorporated †	299,216	11,070,992
Titan Machinery Incorporated †	796,072	20,849,126

		31,920,118

Information Technology : 30.88%

Communications Equipment : 2.37%
Aruba Networks Incorporated «†	498,630	10,765,422
Ixia «†	1,076,841	14,881,943

		25,647,365

Electronic Equipment, Instruments & Components : 1.52%
Maxwell Technologies Incorporated «†	490,800	8,927,652
OSI Systems Incorporated †	126,700	7,475,300

		16,402,952

Internet Software & Services : 7.36%
Brightcove Incorporated †	372,515	5,550,474
Envestnet Incorporated †	1,007,830	12,547,484
Liquidity Services Incorporated †	126,200	5,458,150
Liveperson Incorporated †	475,204	7,166,076
LogMeIn Incorporated «†	524,170	19,320,906
Mercadolibre Incorporated «	163,930	15,952,028
SciQuest Incorporated †	894,218	13,457,981

		79,453,099

IT Services : 3.80%
Gartner Incorporated †	210,358	8,469,013
ServiceSource International Incorporated «†	192,400	3,232,320
Wright Express Corporation †	474,721	29,375,735

		41,077,068

Semiconductors & Semiconductor Equipment : 2.75%
Cavium Incorporated †	243,990	8,717,763
Entegris Incorporated †	1,043,540	9,433,602
EZchip Semiconductor Limited «†	284,488	11,499,005

		29,650,370

Software : 13.08%
Allot Communications Limited †	592,643	10,578,678
Broadsoft Incorporated «†	514,673	18,718,657
ClickSoftware Technologies Limited	36,559	401,052
Fortinet Incorporated †	592,200	16,019,010

3

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO

Security Name			Shares	Value
Software (continued)
Guidewire Software Incorporated †			9,359	$211,701
Imperva Incorporated †			34,791	1,289,007
Kenexa Corporation †			200,891	5,582,761
Mitek Systems Incorporated †			311,200	3,236,480
PROS Holdings Incorporated †			270,302	4,738,394
Qlik Technologies Incorporated †			292,300	8,847,921
Solarwinds Incorporated †			321,500	11,979,090
Synchronoss Technologies Incorporated †			743,401	24,874,197
Taleo Corporation Class A †			364,097	16,682,925
Tangoe Incorporated †			149,400	2,799,756
Ultimate Software Group Incorporated «†			220,170	15,372,269

				141,331,898

Materials : 0.29%

Chemicals : 0.29%
LSB Industries Incorporated †			78,200	3,145,202

Total Common Stocks (Cost $883,314,817)				1,034,100,884

Investment Companies : 1.71%

iShares Russell 2000 Growth Index Fund «			197,542	18,491,907

Total Investment Companies (Cost $17,223,687)				18,491,907

			Principal
Other : 0.32%
Gryphon Funding Limited, Pass-Through Entity (v)(i)(a)			$4,627,808	1,249,508
VFNC Corporation, Pass-Through Entity, 0.24% (v)(i)(a)±144A			5,219,091	2,244,209

Total Other (Cost $1,532,200)				3,493,717

		Yield	Shares
Short-Term Investments : 27.89%

Investments Companies : 27.89%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.02%	25,606,252	25,606,252
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.15	275,733,664	275,733,664

Total Short-Term Investments (Cost $301,339,916)				301,339,916

Total Investments in Securities (Cost $1,203,410,620)*	125.64%			1,357,426,424
Other Assets and Liabilities, Net	(25.64)			(277,051,253)

Total Net Assets	100.00%			$1,080,375,171

«	All or a portion of this security is on loan.
†	Non-income producing security
(v)	Security represents investment of cash collateral received from securities on loan.
(i)	Illiquid security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate.

4

WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $1,205,603,013 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$177,186,630
Gross unrealized depreciation	(25,363,219)

Net unrealized appreciation	$151,823,411

5

WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Emerging Growth Portfolio (the “Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Portfolio holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$1,034,100,884	$0	$0	$1,034,100,884
Investment companies	18,491,907	0	0	18,491,907
Other	0	0	3,493,717	3,493,717
Short-term investments
Investment companies	25,606,252	275,733,664	0	301,339,916

	$1,078,199,043	$275,733,664	$3,493,717	$1,357,426,424

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$775,992
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(777,282)
Purchases	0
Sales	(670,815)
Transfers into Level 3	0
Transfers out of Level 3	0
Transfers in from acquisition	4,165,822

Balance as of February 29, 2012	$3,493,717

Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$(1,378,669)

WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 97.99%

Consumer Discretionary : 8.86%

Auto Components : 0.60%
Delphi Automotive plc «†	208,050	$6,657,600

Hotels, Restaurants & Leisure : 0.98%
Wyndham Worldwide Corporation	247,700	10,896,323

Media : 1.54%
CBS Corporation Class B	571,800	17,096,820

Multiline Retail : 1.90%
Macy’s Incorporated	557,500	21,168,275

Specialty Retail : 2.98%
Foot Locker Incorporated	638,000	18,610,460
Home Depot Incorporated «	306,050	14,558,799

		33,169,259

Textiles, Apparel & Luxury Goods : 0.86%
PVH Corporation	112,800	9,589,128

Consumer Staples : 5.90%

Beverages : 0.56%
Constellation Brands Incorporated Class A †	283,423	6,189,958

Food & Staples Retailing : 1.84%
CVS Caremark Corporation	455,200	20,529,520

Food Products : 2.19%
Kraft Foods Incorporated Class A	371,600	14,146,812
Smithfield Foods Incorporated «†	436,000	10,215,480

		24,362,292

Personal Products : 1.31%
Herbalife Limited «	219,850	14,556,269

Energy : 13.04%
Energy Equipment & Services : 3.31%
Nabors Industries Limited †	507,300	11,048,994
National Oilwell Varco Incorporated	248,975	20,547,907
Oil States International Incorporated †	63,950	5,194,019

		36,790,920

Oil, Gas & Consumable Fuels : 9.73%
Anadarko Petroleum Corporation	197,650	16,626,318
Apache Corporation «	147,000	15,865,710
Chevron Corporation	310,500	33,881,760
ConocoPhillips Company	234,200	17,928,010
Marathon Petroleum Corporation	279,500	11,613,225
Suncor Energy Incorporated	344,400	12,377,736

		108,292,759

1

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO

Security Name	Shares	Value
Financials : 25.23%

Capital Markets : 1.73%
BlackRock Incorporated	43,625	$8,681,375
Morgan Stanley	386,600	$7,167,564
Raymond James Financial Incorporated	95,500	3,377,835

		19,226,774

Commercial Banks : 5.84%
Comerica Incorporated «	248,400	7,374,996
Fifth Third Bancorp	1,234,000	16,794,740
KeyCorp Incorporated	1,700,000	13,770,000
PNC Financial Services Group Incorporated	455,000	27,081,600

		65,021,336

Consumer Finance : 5.81%
Capital One Financial Corporation	301,000	15,230,600
Discover Financial Services	1,036,300	31,099,363
SLM Corporation	1,158,450	18,257,172

		64,587,135

Diversified Financial Services : 5.08%
Bank of America Corporation	1,325,000	10,560,250
Citigroup Incorporated	522,000	17,393,040
JPMorgan Chase & Company	729,000	28,605,960

		56,559,250

Insurance : 6.77%
AFLAC Incorporated	268,500	12,686,625
Allstate Corporation	252,850	7,947,076
Lincoln National Corporation «	497,000	12,345,480
MetLife Incorporated	602,400	23,222,520
Prudential Financial Incorporated	313,400	19,167,544

		75,369,245

Health Care : 11.64%
Biotechnology : 1.06%
Amgen Incorporated	174,050	11,826,698

Health Care Providers & Services : 4.86%
Aetna Incorporated	238,450	11,149,922
HCA Holdings Incorporated	277,200	7,392,924
McKesson Corporation	149,950	12,522,325
UnitedHealth Group Incorporated	412,000	22,969,000

		54,034,171

Pharmaceuticals : 5.72%
Bristol-Myers Squibb Company	383,650	12,342,021
Merck & Company Incorporated	505,400	19,291,118
Pfizer Incorporated	1,515,200	31,970,720

		63,603,859

Industrials : 9.75%

Aerospace & Defense : 0.36%
Triumph Group Incorporated «	63,175	4,030,565

2

WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Building Products : 0.07%
Owens Corning Incorporated †	22,384	$708,454

Construction & Engineering : 0.61%
KBR Incorporated	186,100	6,759,152

Industrial Conglomerates : 3.41%
General Electric Company	1,737,000	33,089,850
Tyco International Limited †	94,000	4,871,080

		37,960,930

Machinery : 4.31%
Caterpillar Incorporated	138,300	15,795,243
Cummins Incorporated	62,750	7,565,768
Eaton Corporation	202,050	10,544,990
Timken Company	268,783	14,084,229

		47,990,230

Road & Rail : 0.99%
Hertz Global Holdings Incorporated «†	770,475	11,017,793

Information Technology : 9.69%
Communications Equipment : 1.68%
Cisco Systems Incorporated	939,800	18,683,224

Computers & Peripherals : 2.68%
Dell Incorporated †	423,500	7,326,550
EMC Corporation †	282,000	7,808,580
Seagate Technology plc	561,050	14,733,173

		29,868,303

IT Services : 0.54%
VeriFone Holdings Incorporated †	125,250	5,998,223

Semiconductors & Semiconductor Equipment : 4.07%
Broadcom Corporation Class A	353,900	13,147,385
KLA-Tencor Corporation	113,850	5,576,909
Lam Research Corporation «†	350,050	14,597,085
Linear Technology Corporation	165,600	5,544,288
Skyworks Solutions Incorporated †	236,800	6,386,496

		45,252,163

Software : 0.72%
Electronic Arts Incorporated †	63,795	1,041,772
Symantec Corporation †	390,025	6,958,046

		7,999,818

Materials : 6.57%

Chemicals : 3.03%
Agrium Incorporated	84,950	7,234,342
Ashland Incorporated	160,950	10,229,982
CF Industries Holdings Incorporated	32,775	6,096,150
LyondellBasell Class A	236,450	10,209,911

		33,770,385

3

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO

Security Name			Shares	Value
Metals & Mining : 2.72%
Freeport-McMoRan Copper & Gold Incorporated Class B			580,000	$24,684,800
Nucor Corporation «			127,500	5,550,075

				30,234,875

Paper & Forest Products : 0.82%
Domtar Corporation «			94,700	9,078,889

Telecommunication Services : 2.28%
Diversified Telecommunication Services : 2.28%
AT&T Incorporated			830,100	25,392,759

Utilities : 5.03%
Electric Utilities : 3.14%
FirstEnergy Corporation			169,100	7,489,439
PPL Corporation			555,900	15,870,945
The Southern Company «			261,250	11,544,638

				34,905,022

Gas Utilities : 0.72%
National Fuel Gas Company «			160,550	8,080,476

Multi-Utilities : 1.17%
NiSource Incorporated «			542,500	13,020,000

Total Common Stocks (Cost $928,031,565)				1,090,278,852

			Principal
Other : 0.08%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)			$1,247,323	336,777
VFNC Corporation, Pass-Through Entity, 0.24% (v)(a)(i)±144A			1,406,691	604,877

Total Other (Cost $412,971)				941,654

		Yield	Shares
Short-Term Investments : 8.81% Investment Companies: 8.81%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.02%	13,486,039	13,486,039
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.15	84,559,029	84,559,029

Total Short-Term Investments (Cost $98,045,068)				98,045,068

Total Investments in Securities (Cost $1,026,489,604)*	106.88%			1,189,265,574
Other Assets and Liabilities, Net	(6.88)			(76,568,133)

Total Net Assets	100.00%			$1,112,697,441

«	All or a portion of this security is on loan.
†	Non-income earning security.
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
±	Variable rate investment.

4

WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $1,028,117,604 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$168,779,159
Gross unrealized depreciation	(7,631,189)

Net unrealized appreciation	$161,147,970

5

WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Equity Value Portfolio (the “Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Portfolio holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$1,090,278,852	$0	$0	$1,090,278,852
Other	0	0	941,654	941,654
Short-term investments
Investment companies	13,486,039	84,559,029	0	98,045,068

	$1,103,764,891	$84,559,029	$941,654	$1,189,265,574

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$1,250,495
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(209,499)
Purchases	0
Sales	(305,857)
Transfers into Level 3	0
Transfers out of Level 3	0
Transfers in from acquisition	206,515

Balance as of February 29, 2012	$941,654

Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$(371,590)

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 97.79%

Consumer Discretionary : 10.72%

Auto Components : 0.27%
BorgWarner Incorporated †«	21,690	$1,796,800
Johnson Controls Incorporated	134,504	4,388,866
The Goodyear Tire & Rubber Company †	48,307	621,228

		6,806,894

Automobiles : 0.46%
Ford Motor Company «	751,239	9,300,339
Harley-Davidson Incorporated	45,937	2,139,745

		11,440,084

Distributors : 0.08%
Genuine Parts Company «	30,771	1,928,726

Diversified Consumer Services : 0.09%
Apollo Group Incorporated Class A †	22,975	979,654
DeVry Incorporated	11,970	425,294
H&R Block Incorporated «	57,904	943,835

		2,348,783

Hotels, Restaurants & Leisure : 1.91%
Carnival Corporation	89,458	2,709,683
Chipotle Mexican Grill Incorporated †	6,187	2,414,291
Darden Restaurants Incorporated	26,060	1,328,799
International Game Technology	58,832	883,657
Marriott International Incorporated Class A	53,001	1,869,875
McDonald’s Corporation	202,279	20,082,259
Starbucks Corporation	147,358	7,155,704
Starwood Hotels & Resorts Worldwide Incorporated	37,989	2,047,607
Wyndham Worldwide Corporation	30,171	1,327,222
Wynn Resorts Limited	15,656	1,855,862
Yum! Brands Incorporated	91,035	6,030,158

		47,705,117

Household Durables : 0.33%
D.R. Horton Incorporated	54,982	788,442
Harman International Industries Incorporated	13,859	680,893
Leggett & Platt Incorporated «	27,505	622,438
Lennar Corporation «	31,794	743,344
Newell Rubbermaid Incorporated	57,231	1,047,327
Pulte Homes Incorporated †	66,591	587,333
Stanley Black & Decker Incorporated	33,390	2,564,352
Whirlpool Corporation	15,111	1,141,938

		8,176,067

Internet & Catalog Retail : 0.86%
Amazon.com Incorporated †	71,920	12,923,305
Expedia Incorporated	18,740	638,097
Netflix Incorporated †«	10,944	1,211,829
priceline.com Incorporated †	9,842	6,171,131
TripAdvisor Incorporated	18,740	603,990

		21,548,352

1

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX PORTFOLIO

Security Name	Shares	Value
Leisure Equipment & Products : 0.12%
Hasbro Incorporated	22,949	$810,559
Mattel Incorporated «	66,947	2,171,761

		2,982,320

Media : 3.14%
Cablevision Systems Corporation New York Group Class A	43,643	621,040
CBS Corporation Class B	129,370	3,868,163
Comcast Corporation Class A	538,672	15,826,183
DIRECTV Group Incorporated †«	139,486	6,460,992
Discovery Communications Incorporated Class C †	52,244	2,437,183
Gannett Company Incorporated	47,107	699,068
Interpublic Group of Companies Incorporated	91,169	1,068,501
McGraw-Hill Companies Incorporated	54,958	2,557,745
News Corporation Class A	433,524	8,614,122
Omnicom Group Incorporated	54,537	2,696,309
Scripps Networks Interactive Incorporated	19,228	869,106
Time Warner Cable Incorporated	63,085	5,005,164
Time Warner Incorporated «	197,864	7,362,519
Viacom Incorporated Class B	109,166	5,198,485
Walt Disney Company	355,151	14,912,790
Washington Post Company Class B «	961	378,538

		78,575,908

Multiline Retail : 0.82%
Big Lots Incorporated †	12,959	568,252
Dollar Tree Incorporated †	23,530	2,082,640
Family Dollar Stores Incorporated	23,207	1,252,946
JCPenney Company Incorporated «	28,254	1,118,858
Kohl’s Corporation	50,101	2,489,018
Macy’s Incorporated	82,994	3,151,282
Nordstrom Incorporated	31,982	1,714,875
Sears Holdings Corporation †«	7,606	529,834
Target Corporation	132,767	7,526,561

		20,434,266

Specialty Retail : 1.96%
Abercrombie & Fitch Company Class A	16,994	778,155
AutoNation Incorporated †	8,872	302,358
AutoZone Incorporated «	5,520	2,067,130
Bed Bath & Beyond Incorporated †	47,459	2,835,201
Best Buy Company Incorporated «	58,014	1,432,946
CarMax Incorporated †	44,763	1,373,776
GameStop Corporation Class A «	27,360	623,261
Gap Incorporated	68,586	1,602,169
Home Depot Incorporated	304,751	14,497,005
Limited Brands Incorporated	48,626	2,262,568
Lowe’s Companies Incorporated	247,618	7,027,399
O’Reilly Automotive Incorporated †	25,369	2,194,419
Ross Stores Incorporated	45,705	2,437,448
Staples Incorporated	138,268	2,027,009
Tiffany & Company	25,098	1,631,621
TJX Companies Incorporated	149,113	5,459,027
Urban Outfitters Incorporated †	21,951	623,189

		49,174,681

Textiles, Apparel & Luxury Goods : 0.68%
Coach Incorporated	57,691	4,317,594
Nike Incorporated Class B	73,330	7,913,774
Ralph Lauren Corporation	12,749	2,214,884

2

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corporation	17,236	$2,517,318

		16,963,570

Consumer Staples : 10.56%

Beverages : 2.38%
Beam Incorporated	30,733	1,692,774
Brown-Forman Corporation Class B	19,940	1,628,101
Coca-Cola Enterprises Incorporated	61,682	1,782,610
Constellation Brands Incorporated Class A †	34,417	751,667
Dr Pepper Snapple Group Incorporated «	42,381	1,612,597
Molson Coors Brewing Company	31,142	1,368,379
PepsiCo Incorporated	309,069	19,452,803
The Coca-Cola Company	448,998	31,367,000

		59,655,931

Food & Staples Retailing : 2.23%
Costco Wholesale Corporation	85,672	7,372,932
CVS Caremark Corporation	257,318	11,605,042
Kroger Company	118,050	2,808,410
Safeway Incorporated «	67,195	1,441,333
SUPERVALU Incorporated «	41,955	273,966
Sysco Corporation	116,617	3,430,872
Wal-Mart Stores Incorporated	345,283	20,399,320
Walgreen Company	175,804	5,829,661
Whole Foods Market Incorporated	31,582	2,549,931

		55,711,467

Food Products : 1.77%
Archer Daniels Midland Company	132,053	4,120,054
Campbell Soup Company «	35,454	1,181,327
ConAgra Foods Incorporated	81,942	2,150,978
Dean Foods Company †	36,315	445,222
General Mills Incorporated	127,204	4,873,185
H.J. Heinz Company «	63,307	3,336,912
Hormel Foods Corporation «	27,265	776,235
JM Smucker Company	22,505	1,695,077
Kellogg Company	48,990	2,564,627
Kraft Foods Incorporated Class A	349,267	13,296,595
McCormick & Company Incorporated	26,227	1,323,152
Mead Johnson & Company	40,243	3,128,893
Sara Lee Corporation	116,784	2,364,876
The Hershey Company	30,263	1,836,964
Tyson Foods Incorporated Class A	57,752	1,092,090

		44,186,187

Household Products : 2.12%
Clorox Company	26,076	1,762,998
Colgate-Palmolive Company	95,681	8,915,556
Kimberly-Clark Corporation	77,909	5,678,008
Procter & Gamble Company «	543,906	36,724,533

		53,081,095

Personal Products : 0.17%
Avon Products Incorporated	85,160	1,591,640
Estee Lauder Companies Incorporated Class A	44,162	2,585,243

		4,176,883

3

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX PORTFOLIO

Security Name	Shares	Value
Tobacco : 1.89%
Altria Group Incorporated	406,533	$12,236,643
Lorillard Incorporated	26,690	3,498,525
Philip Morris International	343,383	28,679,348
Reynolds American Incorporated	66,837	2,802,475

		47,216,991

Energy : 11.81%

Energy Equipment & Services : 2.00%
Baker Hughes Incorporated	86,285	4,338,410
Cameron International Corporation †	48,474	2,700,487
Diamond Offshore Drilling Incorporated «	13,742	940,915
FMC Technologies Incorporated †«	47,106	2,375,556
Halliburton Company	181,907	6,655,977
Helmerich & Payne Incorporated	21,182	1,298,457
Nabors Industries Limited †	56,847	1,238,128
National Oilwell Varco Incorporated	83,789	6,915,106
Noble Corporation	49,904	2,005,143
Rowan Companies Incorporated †«	24,707	910,947
Schlumberger Limited	265,324	20,591,796

		49,970,922

Oil, Gas & Consumable Fuels : 9.81%
Alpha Natural Resources Incorporated †	43,453	806,488
Anadarko Petroleum Corporation	98,444	8,281,109
Apache Corporation	75,924	8,194,477
Cabot Oil & Gas Corporation	41,315	1,441,067
Chesapeake Energy Corporation «	130,330	3,258,250
Chevron Corporation	393,695	42,959,998
ConocoPhillips Company	262,480	20,092,844
CONSOL Energy Incorporated	44,840	1,606,169
Denbury Resources Incorporated †	78,535	1,563,632
Devon Energy Corporation	79,847	5,853,584
El Paso Corporation	152,457	4,239,829
EOG Resources Incorporated	53,149	6,051,545
EQT Corporation	29,542	1,566,317
Exxon Mobil Corporation	947,565	81,964,373
Hess Corporation	58,913	3,824,632
Marathon Oil Corporation	139,118	4,714,709
Marathon Petroleum Corporation	70,480	2,928,444
Murphy Oil Corporation	38,257	2,446,153
Newfield Exploration Company †	26,193	942,948
Noble Energy Incorporated «	34,706	3,389,041
Occidental Petroleum Corporation	160,482	16,749,506
Peabody Energy Corporation	53,549	1,867,789
Pioneer Natural Resources Company	24,193	2,652,521
QEP Resources Incorporated	34,981	1,194,251
Range Resources Corporation	30,924	1,969,240
Southwestern Energy Company †	68,673	2,270,329
Spectra Energy Corporation «	128,566	4,034,401
Sunoco Incorporated	21,105	815,286
Tesoro Petroleum Corporation †	28,117	745,944
The Williams Companies Incorporated	116,520	3,481,618
Valero Energy Corporation	110,652	2,709,867
WPX Energy Incorporated	38,840	705,334

		245,321,695

Financials : 14.93%

Capital Markets : 1.91%
Ameriprise Financial Incorporated	44,728	2,494,033

4

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Capital Markets (continued)
Bank of New York Mellon Corporation	239,724	$5,300,298
BlackRock Incorporated	19,805	3,941,195
Charles Schwab Corporation	213,403	2,962,034
E*TRADE Financial Corporation †	50,192	483,349
Federated Investors Incorporated Class B «	18,257	374,086
Franklin Resources Incorporated	28,775	3,392,285
Goldman Sachs Group Incorporated	97,325	11,206,001
Invesco Limited	89,157	2,208,419
Legg Mason Incorporated	24,592	673,575
Morgan Stanley	293,390	5,439,451
Northern Trust Corporation	47,643	2,115,826
State Street Corporation	97,253	4,106,994
T. Rowe Price Group Incorporated	49,944	3,076,051

		47,773,597

Commercial Banks : 2.69%
Branch Banking & Trust Corporation	137,813	4,031,030
Comerica Incorporated	39,277	1,166,134
Fifth Third Bancorp	181,830	2,474,706
First Horizon National Corporation	52,115	489,881
Huntington Bancshares Incorporated	170,818	998,431
KeyCorp Incorporated	188,376	1,525,846
M&T Bank Corporation «	24,835	2,027,033
PNC Financial Services Group Incorporated	104,007	6,190,497
Regions Financial Corporation	248,866	1,433,468
SunTrust Banks Incorporated	106,159	2,437,411
US Bancorp	377,271	11,091,767
Wells Fargo & Company (l)	1,042,519	32,620,420
Zions Bancorporation «	36,432	692,208

		67,178,832

Consumer Finance : 1.83%
American Express Company	199,763	10,565,465
Capital One Financial Corporation	109,462	5,538,777
Discover Financial Services	108,657	3,260,797
MasterCard Incorporated	21,076	8,851,920
Paychex Incorporated	63,759	1,995,657
SLM Corporation	100,572	1,585,015
Visa Incorporated Class A	100,541	11,699,956
Western Union Company	122,397	2,138,276

		45,635,863

Diversified Financial Services : 4.10%
Bank of America Corporation	2,003,752	15,969,903
Berkshire Hathaway Incorporated Class B †	347,549	27,265,219
Citigroup Incorporated	577,985	19,258,460
CME Group Incorporated	13,125	3,799,556
InterContinental Exchange Incorporated †«	14,363	1,981,519
JPMorgan Chase & Company	751,173	29,476,029
Leucadia National Corporation «	39,165	1,115,811
Moody’s Corporation «	38,621	1,491,157
NASDAQ Stock Market Incorporated †	25,219	664,268
NYSE Euronext Incorporated	51,795	1,541,937

		102,563,859

Insurance : 2.39%
ACE Limited	66,586	4,774,882
AFLAC Incorporated	92,279	4,360,183
Allstate Corporation	99,903	3,139,951
American International Group Incorporated †	86,355	2,523,293

5

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX PORTFOLIO

Security Name	Shares	Value
Insurance (continued)
AON Corporation	63,911	$2,991,674
Assurant Incorporated	18,209	773,336
Chubb Corporation	54,972	3,735,897
Cincinnati Financial Corporation «	32,041	1,126,882
Genworth Financial Incorporated †	97,052	882,203
Hartford Financial Services Group Incorporated	88,118	1,824,924
Lincoln National Corporation	59,636	1,481,358
Loews Corporation	60,366	2,362,725
Marsh & McLennan Companies Incorporated	106,350	3,318,120
MetLife Incorporated	209,083	8,060,150
Principal Financial Group Incorporated	60,326	1,668,617
Prudential Financial Incorporated	93,309	5,706,778
The Progressive Corporation «	121,915	2,611,419
The Travelers Companies Incorporated	81,601	4,730,410
Torchmark Corporation	20,152	976,163
UnumProvident Corporation	57,800	1,332,290
XL Group plc	63,363	1,317,950

		59,699,205

Real Estate Management & Development : 0.05%
CBRE Group Incorporated †	64,113	1,175,191

REITs : 1.90%
American Tower Corporation	77,697	4,862,278
Apartment Investment & Management Company Class A	23,904	593,775
AvalonBay Communities Incorporated «	18,797	2,437,407
Boston Properties Incorporated	29,185	2,963,737
Equity Residential Corporation	58,640	3,336,030
HCP Incorporated «	80,615	3,184,293
Health Care REIT Incorporated «	41,076	2,236,177
Host Hotels & Resorts Incorporated «	139,615	2,203,125
Kimco Realty Corporation «	80,448	1,478,634
Plum Creek Timber Company «	31,883	1,248,538
Prologis Incorporated	90,592	3,049,327
Public Storage Incorporated	28,068	3,763,077
Simon Property Group Incorporated	58,080	7,868,678
Ventas Incorporated «	56,919	3,182,910
Vornado Realty Trust	36,473	2,980,938
Weyerhaeuser Company	106,043	2,215,238

		47,604,162

Thrifts & Mortgage Finance : 0.06%
Hudson City Bancorp Incorporated	104,277	714,297
People’s United Financial Incorporated	71,295	897,604

		1,611,901

Health Care : 10.98%

Biotechnology : 1.18%
Amgen Incorporated	156,816	10,655,647
Biogen Idec Incorporated †	48,022	5,593,122
Celgene Corporation	87,760	6,435,002
Gilead Sciences Incorporated †	148,492	6,756,386

		29,440,157

Health Care Equipment & Supplies : 1.74%
Baxter International Incorporated	111,470	6,479,751
Becton Dickinson & Company «	42,482	3,237,978
Boston Scientific Corporation †	292,878	1,821,701
C.R. Bard Incorporated	16,958	1,587,608

6

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Health Care Equipment & Supplies (continued)
CareFusion Corporation †	44,404	$1,146,067
Covidien plc	95,371	4,983,135
DENTSPLY International Incorporated «	27,984	1,082,421
Edwards Lifesciences Corporation †«	22,551	1,649,155
Intuitive Surgical Incorporated †	7,709	3,944,079
Medtronic Incorporated	208,630	7,952,976
St. Jude Medical Incorporated	63,061	2,656,129
Stryker Corporation	64,303	3,449,213
Varian Medical Systems Incorporated †«	22,252	1,451,943
Zimmer Holdings Incorporated	35,421	2,151,826

		43,593,982

Health Care Providers & Services : 2.05%
Aetna Incorporated	71,623	3,349,091
AmerisourceBergen Corporation	51,072	1,907,539
Cardinal Health Incorporated	68,303	2,837,990
CIGNA Corporation	56,433	2,489,260
Coventry Health Care Incorporated †	28,522	932,384
DaVita Incorporated †	18,484	1,599,790
Express Scripts Incorporated †«	96,177	5,129,119
Humana Incorporated	32,323	2,815,333
Laboratory Corporation of America Holdings †«	19,591	1,761,035
McKesson Corporation	48,545	4,053,993
Medco Health Solutions Incorporated †	76,536	5,173,068
Patterson Companies Incorporated	17,308	552,471
Quest Diagnostics Incorporated	31,187	1,810,405
Tenet Healthcare Corporation †	85,866	485,143
UnitedHealth Group Incorporated	210,742	11,748,867
WellPoint Incorporated	68,768	4,513,244

		51,158,732

Health Care Technology : 0.09%
Cerner Corporation †	28,801	2,126,378

Life Sciences Tools & Services : 0.32%
Life Technologies Corporation †	35,229	1,666,684
PerkinElmer Incorporated	22,355	603,585
Thermo Fisher Scientific Incorporated	74,782	4,234,157
Waters Corporation †	17,714	1,587,174

		8,091,600

Pharmaceuticals : 5.60%
Abbott Laboratories	307,959	17,433,559
Allergan Incorporated	60,302	5,402,456
Bristol-Myers Squibb Company	334,991	10,776,660
Eli Lilly & Company	201,412	7,903,407
Forest Laboratories Incorporated †	52,813	1,717,479
Hospira Incorporated †	32,561	1,159,823
Johnson & Johnson Services Incorporated «	539,859	35,134,024
Merck & Company Incorporated	602,541	22,998,990
Mylan Laboratories Incorporated †	84,317	1,976,390
Perrigo Company «	18,423	1,898,674
Pfizer Incorporated	1,519,630	32,064,193
Watson Pharmaceuticals Incorporated †	25,138	1,466,048

		139,931,703

Industrials : 10.43%
Aerospace & Defense : 2.50%
Boeing Company	146,929	11,012,329

7

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX PORTFOLIO

Security Name	Shares	Value
Aerospace & Defense (continued)
General Dynamics Corporation	70,400	$5,155,392
Goodrich Corporation	24,755	3,118,387
Honeywell International Incorporated	152,912	9,108,968
L-3 Communications Holdings Incorporated	19,742	1,386,876
Lockheed Martin Corporation	52,452	4,637,281
Northrop Grumman Corporation	51,652	3,089,306
Precision Castparts Corporation	28,505	4,772,592
Raytheon Company	68,420	3,456,578
Rockwell Collins Incorporated «	29,916	1,773,720
United Technologies Corporation	179,124	15,023,130

		62,534,559

Air Freight & Logistics : 0.97%
C.H. Robinson Worldwide Incorporated	32,456	2,147,614
Expeditors International of Washington Incorporated	41,916	1,828,795
FedEx Corporation	62,711	5,643,363
United Parcel Service Incorporated Class B	190,768	14,668,152

		24,287,924

Airlines : 0.06%
Southwest Airlines Company «	153,905	1,382,067

Building Products : 0.03%
Masco Corporation «	70,733	840,308

Commercial Services & Supplies : 0.52%
Avery Dennison Corporation	20,796	634,278
Cintas Corporation «	21,798	840,531
Dun & Bradstreet Corporation	9,609	794,184
Equifax Incorporated	23,936	1,006,269
Iron Mountain Incorporated	36,695	1,139,380
Pitney Bowes Incorporated «	39,466	715,519
Republic Services Incorporated	62,234	1,856,440
Robert Half International Incorporated	28,262	803,489
RR Donnelley & Sons Company «	37,126	513,081
Stericycle Incorporated «	16,826	1,459,992
Waste Management Incorporated «	91,002	3,183,250

		12,946,413

Construction & Engineering : 0.16%
Fluor Corporation	33,541	2,028,560
Jacobs Engineering Group Incorporated †	25,331	1,170,799
Quanta Services Incorporated †	41,541	868,207

		4,067,566

Electrical Equipment : 0.53%
Cooper Industries plc	31,255	1,913,431
Emerson Electric Company	145,450	7,317,590
Rockwell Automation Incorporated	28,055	2,243,839
Roper Industries Incorporated «	19,072	1,745,469

		13,220,329

Industrial Conglomerates : 2.33%
3M Company	138,549	12,136,892
General Electric Company	2,087,074	39,758,760
Textron Incorporated «	54,991	1,512,802

8

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Industrial Conglomerates (continued)
Tyco International Limited	91,328	$4,732,617

		58,141,071

Machinery : 2.31%
Caterpillar Incorporated	127,830	14,599,464
Cummins Incorporated	38,125	4,596,731
Danaher Corporation	112,617	5,949,556
Deere & Company	81,828	6,785,996
Dover Corporation	36,647	2,346,141
Eaton Corporation	66,068	3,448,089
Flowserve Corporation	10,983	1,302,254
Illinois Tool Works Incorporated	95,522	5,319,620
Ingersoll-Rand plc «	61,714	2,461,154
Joy Global Incorporated	20,777	1,806,768
Paccar Incorporated «	70,816	3,258,244
Pall Corporation	22,763	1,444,312
Parker Hannifin Corporation	29,867	2,682,355
Snap-on Incorporated	11,501	703,056
Xylem Incorporated	36,487	947,932

		57,651,672

Road & Rail : 0.80%
CSX Corporation	207,564	4,360,920
Norfolk Southern Corporation	66,445	4,578,061
Ryder System Incorporated	10,107	537,996
Union Pacific Corporation	95,499	10,528,765

		20,005,742

Trading Companies & Distributors : 0.22%
Fastenal Company «	58,359	3,074,352
W.W. Grainger Incorporated «	11,996	2,491,929

		5,566,281

Information Technology : 18.87%

Communications Equipment : 2.11%
Cisco Systems Incorporated	1,062,750	21,127,470
F5 Networks Incorporated †	15,713	1,963,496
Harris Corporation «	22,893	998,822
JDS Uniphase Corporation †	45,297	590,673
Juniper Networks Incorporated †	103,986	2,366,721
Motorola Mobility Holdings Incorporated †	52,108	2,068,688
Motorola Solutions Incorporated	56,632	2,820,274
QUALCOMM Incorporated	332,301	20,662,476

		52,598,620

Computers & Peripherals : 5.35%
Apple Incorporated †	183,734	99,664,671
Dell Incorporated †	301,878	5,222,489
EMC Corporation †	403,277	11,166,740
Hewlett-Packard Company	392,802	9,941,819
Lexmark International Incorporated «	14,194	523,475
NetApp Incorporated †	70,893	3,048,399
SanDisk Corporation †	47,504	2,349,548
Western Digital Corporation †	46,218	1,814,057

		133,731,198

9

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX PORTFOLIO

Security Name	Shares	Value
Electronic Equipment, Instruments & Components : 0.58%
Agilent Technologies Incorporated	68,640	$2,994,077
Amphenol Corporation Class A	32,765	1,833,529
Corning Incorporated	310,684	4,051,319
FLIR Systems Incorporated	30,838	807,030
Jabil Circuit Incorporated	36,218	935,511
Molex Incorporated «	27,107	734,600
TE Connectivity Limited	83,909	3,066,874

		14,422,940

Internet Software & Services : 1.80%
Akamai Technologies Incorporated	35,472	1,276,992
eBay Incorporated †	227,131	8,117,662
Google Incorporated Class A †	49,943	30,877,260
VeriSign Incorporated	31,446	1,161,930
Yahoo! Incorporated †	245,194	3,636,227

		45,070,071

IT Services : 2.83%
Accenture plc	126,701	7,543,778
Automatic Data Processing Incorporated	96,610	5,247,855
Cognizant Technology Solutions Corporation Class A †	59,725	4,237,489
Computer Sciences Corporation	30,654	973,571
Fidelity National Information Services Incorporated	47,954	1,521,580
Fiserv Incorporated	27,846	1,846,190
International Business Machines Corporation «	233,000	45,838,090
SAIC Incorporated «	54,603	667,249
Teradata Corporation †	33,093	2,202,339
Total System Services Incorporated	32,047	701,188

		70,779,329

Office Electronics : 0.09%

Xerox Corporation	274,205	2,256,707

Semiconductors & Semiconductor Equipment : 2.37%
Advanced Micro Devices Incorporated †«	115,730	850,616
Altera Corporation	63,431	2,438,922
Analog Devices Incorporated	58,904	2,309,626
Applied Materials Incorporated	258,110	3,159,266
Broadcom Corporation Class A	95,899	3,562,648
First Solar Incorporated †«	11,618	375,261
Intel Corporation	1,006,633	27,058,295
KLA-Tencor Corporation «	32,948	1,594,683
Linear Technology Corporation	45,027	1,507,504
LSI Logic Corporation †	111,396	958,006
Microchip Technology Incorporated «	37,785	1,362,905
Micron Technology Incorporated †	195,233	1,669,242
Novellus Systems Incorporated †	13,164	611,863
NVIDIA Corporation †	120,719	1,828,893
Teradyne Incorporated †«	36,386	597,458
Texas Instruments Incorporated	225,890	7,533,432
Xilinx Incorporated «	51,886	1,916,150

		59,334,770

Software : 3.74%
Adobe Systems Incorporated †	97,045	3,191,810
Autodesk Incorporated †	44,836	1,697,043
BMC Software Incorporated †	33,646	1,259,706
CA Incorporated	73,154	1,977,353
Citrix Systems Incorporated †	36,869	2,755,589
Electronic Arts Incorporated †	65,519	1,069,925

10

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Software (continued)
Intuit Incorporated	58,763	$3,398,852
Microsoft Corporation	1,480,068	46,977,358
Oracle Corporation	777,865	22,768,109
Red Hat Incorporated †	38,122	1,885,514
Salesforce.com Incorporated †«	26,886	3,849,000
Symantec Corporation †	145,729	2,599,805

		93,430,064

Materials : 3.48%

Chemicals : 2.24%
Air Products & Chemicals Incorporated	41,606	3,754,525
Airgas Incorporated	13,507	1,112,031
CF Industries Holdings Incorporated	12,927	2,404,422
Dow Chemical Company	233,631	7,828,975
E.I. du Pont de Nemours & Company	182,649	9,287,702
Eastman Chemical Company	27,197	1,472,174
Ecolab Incorporated	59,336	3,560,160
FMC Corporation	13,922	1,377,860
International Flavors & Fragrances Incorporated	15,993	912,081
Monsanto Company	105,845	8,190,286
Mosaic Company	58,860	3,399,165
PPG Industries Incorporated	30,528	2,785,680
Praxair Incorporated	59,259	6,459,231
Sherwin-Williams Company	17,025	1,756,129
Sigma-Aldrich Corporation «	23,809	1,709,248

		56,009,669

Construction Materials : 0.05%
Vulcan Materials Company	25,548	1,138,419

Containers & Packaging : 0.14%
Ball Corporation	32,153	1,288,692
Bemis Company Incorporated	20,358	638,630
Owens-Illinois Incorporated †	32,469	776,009
Sealed Air Corporation	37,960	745,155

		3,448,486

Metals & Mining : 0.89%
Alcoa Incorporated «	210,401	2,139,778
Allegheny Technologies Incorporated	21,026	922,411
Cliffs Natural Resources Incorporated	28,272	1,794,707
Freeport-McMoRan Copper & Gold Incorporated Class B	187,392	7,975,404
Newmont Mining Corporation	97,820	5,810,508
Nucor Corporation	62,609	2,725,370
Titanium Metals Corporation	16,277	238,621
United States Steel Corporation «	28,467	774,872

		22,381,671

Paper & Forest Products : 0.16%
International Paper Company «	86,404	3,037,101
MeadWestvaco Corporation	33,754	1,022,071

		4,059,172

Telecommunication Services : 2.66%

Diversified Telecommunication Services : 2.58%
AT&T Incorporated	1,171,506	35,836,369
CenturyTel Incorporated	122,094	4,914,284

11

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX PORTFOLIO

Security Name	Shares	Value
Diversified Telecommunication Services (continued)
Frontier Communications Corporation «	196,726	$902,972
Verizon Communications Incorporated	559,676	21,329,252
Windstream Corporation «	115,213	1,391,773

		64,374,650

Wireless Telecommunication Services : 0.08%
MetroPCS Communications Incorporated †	58,008	597,482
Sprint Nextel Corporation †	592,241	1,462,835

		2,060,317

Utilities : 3.35%

Electric Utilities : 1.93%
American Electric Power Company Incorporated	95,466	3,590,476
Consolidated Edison Incorporated «	57,904	3,364,222
Duke Energy Corporation «	263,467	5,511,730
Edison International	64,409	2,696,805
Entergy Corporation	34,816	2,319,790
Exelon Corporation «	131,071	5,120,944
FirstEnergy Corporation	82,677	3,661,764
Nextera Energy Incorporated	83,531	4,970,930
Northeast Utilities	34,997	1,256,392
Pepco Holdings Incorporated	44,867	872,214
Pinnacle West Capital Corporation	21,584	1,015,096
PPL Corporation	114,323	3,263,922
Progress Energy Incorporated	58,319	3,095,573
The Southern Company	170,394	7,529,711

		48,269,569

Gas Utilities : 0.10%
AGL Resources Incorporated	23,076	920,040
ONEOK Incorporated	20,360	1,682,550

		2,602,590

Independent Power Producers & Energy Traders : 0.16%
AES Corporation †	127,458	1,728,330
Constellation Energy Group Incorporated	39,847	1,444,852
NRG Energy Incorporated †«	45,462	777,400

		3,950,582

Multi-Utilities : 1.16%
Ameren Corporation	47,888	1,535,768
CenterPoint Energy Incorporated	84,202	1,641,097
CMS Energy Corporation «	49,816	1,066,561
Dominion Resources Incorporated	112,606	5,683,225
DTE Energy Company	33,459	1,806,451
Integrys Energy Group Incorporated «	15,403	801,418
NiSource Incorporated «	55,573	1,333,752
PG&E Corporation	80,239	3,344,362
Public Service Enterprise Group Incorporated	100,012	3,078,369
SCANA Corporation «	22,811	1,026,495
Sempra Energy	47,378	2,806,673
TECO Energy Incorporated	42,655	765,657
Wisconsin Energy Corporation	45,719	1,558,104
Xcel Energy Incorporated	95,871	2,539,618

		28,987,550

12

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name			Shares	Value
Total Common Stocks (Cost $1,970,871,728)				$2,444,541,407

Investment Companies : 0.22%
SPDR S&P 500 ETF «			40,117	5,490,814

Total Investment Companies (Cost $4,896,676)				5,490,814

			Principal
Other : 0.13%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)			$4,402,588	1,188,699
VFNC Corporation, Pass-Through Entity, 0.24% ±(v)(a)(i)144A			4,965,095	2,134,991

Total Other (Cost $1,457,633)				3,323,690

	Yield		Shares
Short-Term Investments : 8.98%
Investment Companies: 8.82%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)	0.02%		10,620,013	10,620,013
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.15		209,824,369	209,824,369

				220,444,382

		Maturity Date	Principal
U.S. Treasury Securities: 0.16%
U.S. Treasury Bill #	0.06	04/26/2012	$2,500,000	2,499,748
U.S. Treasury Bill #	0.07	05/03/2012	1,000,000	999,869
U.S. Treasury Bill #	0.08	05/17/2012	500,000	499,917

				3,999,534

Total Short-Term Investments (Cost $224,444,114)				224,443,916

Total Investments in Securities (Cost $2,201,670,151)*	107.12%			2,677,799,827

Other Assets and Liabilities, Net	(7.12)			(177,945,571)

Total Net Assets	100.00%			$2,499,854,256

†	Non-income earning security.
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate. The total cost of affiliated investments is $260,550,691.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
±	Variable rate investment.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $2,299,488,789 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$586,731,685
Gross unrealized depreciation	(208,420,647)

Net unrealized appreciation	$378,311,038

13

WELLS FARGO ADVANTAGE INDEX PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Index Portfolio (the “Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Portfolio”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Portfolios Management LLC (“Portfolios Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Portfolios Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Portfolios Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Portfolio holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Futures contracts

The Portfolio may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$2,444,541,407	$0	$0	$2,444,541,407
Investment companies	5,490,814	0	0	5,490,814
Other	0	0	3,323,690	3,323,690

Short-term investments
Investment companies	10,620,013	209,824,369	0	220,444,382
U.S. Treasury securities	3,999,534	0	0	3,999,534

	$2,464,651,768	$209,824,369	$3,323,690	$2,677,799,827

As of February 29, 2012, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$2,241,950	$0	$0	$2,241,950

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$5,242,173
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(739,454)
Purchases	0
Sales	(1,179,029)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of February 29, 2012	$3,323,690

Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$(1,311,574)

Derivative transactions

During the nine months ended February 29, 2012, the Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At February 29, 2012, the Portfolio had long futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at February 29, 2012	Net Unrealized Gains (Losses)
March 2012	140 Long	S&P 500 Index	$47,754,000	$2,241,950

The Portfolio had an average notional amount of $39,052,718 in long futures contracts during the nine months ended February 29, 2012.

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 87.61%

Argentina : 0.46%
IRSA Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	11,287	$123,480

Australia : 1.33%
BHP Billiton Limited (Materials, Metals & Mining)	3,321	128,574
David Jones Limited (Consumer Discretionary, Multiline Retail)†	78,341	226,845

		355,419

Bermuda : 2.74%
Cosan Limited Class A (Consumer Staples, Food Products)	26,500	394,055
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	6,000	306,000
Ports Design Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	22,315	35,503

		735,558

Canada : 3.74%
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	14,100	547,080
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)†	8,600	455,026

		1,002,106

Cayman Islands : 0.30%
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)	184,008	79,475

China : 3.71%
Industrial & Commercial Bank of China Class H (Financials, Commercial Banks)	511,000	374,873
LDK Solar Company Limited ADR (Information Technology, Electronic Equipment, Instruments & Components)†	32,700	189,987
Shanghai Electric Group Company Limited (Industrials, Electrical Equipment)	736,000	397,597
ZTE Corporation (Telecommunication Services, Wireless Telecommunication Services)	11,174	33,423

		995,880

Denmark : 1.44%
A.P. Moller-Maersk AS Class B (Industrials, Marine)	48	387,069

Finland : 1.49%
Metso Oyj (Industrials, Machinery)	8,432	400,490

France : 1.74%
Total SA (Energy, Oil, Gas & Consumable Fuels)	8,336	466,343

Germany : 10.94%
Allianz AG (Financials, Insurance)	3,251	394,279
Bayer AG (Health Care, Pharmaceuticals)	7,256	536,528
E.ON AG (Utilities, Electric Utilities)	24,329	559,619
Metro AG (Consumer Staples, Food & Staples Retailing)	12,599	498,869
SAP AG (Information Technology, Software)	5,725	386,329
Siemens AG (Industrials, Industrial Conglomerates)	4,768	475,541
Wincor Nixdorf AG (Information Technology, Computers & Peripherals)	1,533	83,290

		2,934,455

Hong Kong : 3.22%
China Everbright Limited (Financials, Diversified Financial Services)	32,000	60,648
China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	56,000	598,180

1

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY PORTFOLIO

Security Name	Shares	Value
Hong Kong (continued)
China Resources Power Holdings Company (Utilities, Independent Power Producers & Energy Traders)	104,000	$204,616

		863,444

Italy : 1.53%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	17,761	409,606

Japan : 15.18%
Asahi Glass Company Limited (Industrials, Building Products)	38,000	341,247
Canon Incorporated (Information Technology, Office Electronics)	9,000	407,430
Capcom Company Limited (Information Technology, Software)	12,800	283,902
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	8,100	315,869
Itochu Corporation (Industrials, Trading Companies & Distributors)	29,800	339,095
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	34,900	180,317
Mitsui OSK Lines Limited (Industrials, Marine)	116,000	527,986
Nintendo Company Limited (Information Technology, Software)	2,800	413,335
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	33,200	339,801
Nitto Denko Corporation (Materials, Chemicals)	10,500	431,418
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	9,200	379,702
USS Company Limited (Consumer Discretionary, Specialty Retail)	1,140	111,630

		4,071,732

Netherlands : 1.81%
Akzo Nobel NV (Materials, Chemicals)	8,539	484,355

Norway : 2.02%
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	18,975	543,171

Philippines : 1.31%
Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	5,250	350,941

Russia : 3.00%
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	20,900	381,425
Sberbank of Russia (Financials, Commercial Banks)	123,975	423,995

		805,420

Singapore : 2.30%
DBS Group Holdings Limited (Financials, Commercial Banks)	53,000	601,767
Indofood Agri Resources Limited (Consumer Staples, Food Products)†	11,641	15,032

		616,799

South Korea : 1.36%
Samsung Electronics GDR (Information Technology, Semiconductors & Semiconductor Equipment) 144A	679	365,985

Spain : 1.72%
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)†	27,054	461,724

Sweden : 2.59%
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	9,557	343,467
Volvo AB Class B (Consumer Discretionary, Automobiles)	24,042	350,812

		694,279

Switzerland : 8.59%
ABB Limited (Industrials, Electrical Equipment)	16,227	332,181
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,960	365,953

2

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name			Shares	Value
Switzerland (continued)
Julius Baer Group Limited (Financials, Capital Markets)			9,198	$360,417
Novartis AG (Health Care, Pharmaceuticals)			8,698	473,886
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)			812	368,169
Zurich Financial Services AG (Financials, Insurance)			1,601	403,126

				2,303,732

Taiwan : 0.62%
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)			11,500	166,980

Thailand : 0.03%
Bumrungrad Hospital PCL (Health Care, Health Care Providers & Services)			6,100	9,221

United Kingdom : 13.23%
BP plc (Energy, Oil, Gas & Consumable Fuels)			74,900	586,736
Capita Group plc (Industrials, Commercial Services & Supplies)			35,408	432,056
Chemring Group plc (Industrials, Aerospace & Defense)			13,648	95,275
Man Group plc (Financials, Capital Markets)			107,091	223,016
Reckitt Benckiser Group (Consumer Staples, Household Products)			6,149	340,429
Smiths Group plc (Industrials, Industrial Conglomerates)			32,546	563,338
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)			13,300	360,297
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			112,498	519,022
Wolseley plc (Industrials, Trading Companies & Distributors)			11,094	429,940

				3,550,109

United States : 1.21%
Amdocs Limited (Information Technology, IT Services)†			10,600	325,104

Total Common Stocks (Cost $23,224,033)				23,502,877

		Yield
Short-Term Investments : 8.37%

Investment Companies : 8.37%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.02%	2,245,839	2,245,839

Total Short-Term Investments (Cost $2,245,839)				2,245,839

Total Investments in Securities (Cost $25,469,872)*	95.98%			25,748,716

Other Assets and Liabilities, Net	4.02			1,079,689

Total Net Assets	100.00%			$26,828,405

†	Non-income earning security.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $25,893,112 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$194,546
Gross unrealized depreciation	(338,942)

Net unrealized depreciation	$(144,396)

3

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage International Equity Portfolio (“the Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Portfolio may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$23,136,892	$365,985	$0	$23,502,877
Short-term investments
Investment companies	2,245,839	0	0	2,245,839

	$25,382,731	$365,985	$0	$25,748,716

As of February 29, 2012, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$(8,071)	$0	$(8,071)

+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the nine months ended February 29, 2012, the Portfolio entered into forward foreign currency exchange contracts for economic hedging purposes.

At February 29, 2012, the Portfolio had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange Date	Counterparty	Contracts to Receive	U.S. Value at February 29, 2012	In Exchange for U.S. $	Unrealized Gains (Losses)
04/11/2012	State Street Bank	98,200 EUR	$130,853	$130,386	$ 467
04/11/2012	State Street Bank	126,100 GBP	200,556	197,855	2,701

Forward foreign currency contracts to sell:

Exchange Date	Counterparty	Contracts to Receive	U.S. Value at February 29, 2012	In Exchange for U.S. $	Unrealized Gains (Losses)
04/11/2012	State Street Bank	98,200 EUR	$130,853	$125,387	$(5,466)
04/11/2012	State Street Bank	126,100 GBP	200,556	194,783	(5,773)

The Portfolio had average contract amounts of $484,717 and $714,660 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the nine months ended February 29, 2012.

WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 99.74%

Australia : 0.64%
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	22,172	$285,340
Treasury Wine Estates Limited (Consumer Staples, Beverages)	112,710	470,207

		755,547

Belgium : 3.66%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	64,408	4,326,578

Canada : 3.82%
Canadian National Railway Company (Industrials, Road & Rail)	279	21,480
Canadian Pacific Railway Limited (Industrials, Road & Rail)«	60,033	4,486,266

		4,507,746

China : 4.55%
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	29,196	3,991,093
China Construction Bank (Financials, Commercial Banks)	713,000	599,361
Tencent Holdings Limited (Information Technology, Internet Software & Services)	30,300	789,124

		5,379,578

France : 10.62%
Accor SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,437	296,752
Air Liquide SA (Materials, Chemicals)	5,540	719,863
Groupe Danone SA (Consumer Staples, Food Products)	23,842	1,613,011
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,981	838,150
Pernod-Ricard SA (Consumer Staples, Beverages)	23,702	2,452,360
Schneider Electric SA (Industrials, Electrical Equipment)	33,768	2,294,893
Societe Generale (Financials, Diversified Financial Services)	25,031	808,708
Technip SA (Energy, Energy Equipment & Services)	6,011	656,132
Unibail-Rodamco (Financials, Real Estate Management & Development)	10,980	2,121,154
Zodiac Aerospace (Industrials, Aerospace & Defense)	7,682	740,278

		12,541,301

Germany : 11.63%
Allianz AG (Financials, Insurance)	9,246	1,121,348
Bayer AG (Health Care, Pharmaceuticals)	19,185	1,418,589
Beiersdorf AG (Consumer Staples, Personal Products)	28,116	1,760,944
Brenntag AG (Materials, Chemicals)	19,077	2,223,924
Daimler AG (Consumer Discretionary, Automobiles)	19,752	1,194,596
Linde AG (Materials, Chemicals)	28,264	4,699,483
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	9,081	1,324,193

		13,743,077

Hong Kong : 18.20%
AIA Group Limited (Financials, Insurance)	1,056,800	4,005,817
Beijing Enterprises Holdings Limited (Financials, Diversified Financial Services)	91,651	582,553
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	258,588	725,135
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	192,100	2,051,969
China Resources Land Limited (Financials, Real Estate Management & Development)	422,500	808,373
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	148,401	366,592
Hang Seng Bank Limited (Financials, Commercial Banks)	87,651	1,227,263
Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	152,600	958,152
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	138,966	768,482
MGM China Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	236,700	437,011
NWS Holdings Limited (Industrials, Industrial Conglomerates)	358,640	594,635
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,029,616	3,869,589

1

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO

Security Name	Shares	Value
Hong Kong (continued)
Sino Land Company (Financials, Real Estate Management & Development)	970,252	$1,731,297
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	96,742	1,489,260
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	715,931	1,887,624

		21,503,752

India : 0.38%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	66,491	453,810

Ireland : 1.33%
Accenture plc (Information Technology, IT Services)	12,339	734,664
Covidien plc (Health Care, Health Care Equipment & Supplies)	15,900	830,775

		1,565,439

Italy : 1.23%
Fiat Industrial SpA (Consumer Discretionary, Auto Components)	136,454	1,454,381

Japan : 11.97%
Bridgestone Corporation (Consumer Discretionary, Auto Components)	30,940	744,478
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	99,500	3,788,320
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	871	4,628,761
Kao Corporation (Consumer Staples, Personal Products)	96,500	2,467,997
NGK Insulators Limited (Industrials, Machinery)	27,000	371,005
Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	71,900	2,141,345

		14,141,906

Netherlands : 5.04%
Akzo Nobel NV (Materials, Chemicals)	25,419	1,441,833
Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	16,267	908,078
Unilever NV (Consumer Staples, Food Products)	108,624	3,607,862

		5,957,773

Netherlands Antilles : 1.57%
Schlumberger Limited (Energy, Energy Equipment & Services)	23,902	1,855,034

Nigeria : 0.00%
Nigerian Breweries plc (Consumer Staples, Beverages)†	2,100	1,213

Singapore : 0.36%
City Developments Limited (Financials, Real Estate Management & Development)	47,427	422,071

South Korea : 1.42%
NHN Corporation (Information Technology, Internet Software & Services)†	5,091	1,062,592
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	571	615,545

		1,678,137

Spain : 0.55%
Grifols SA (Health Care, Biotechnology)	31,148	647,376

Sweden : 0.43%
Sandvik AB (Industrials, Machinery)	33,206	507,364

Switzerland : 9.09%
Adecco SA (Industrials, Professional Services)†	19,588	981,673
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	20,409	1,253,145
Givaudan SA (Materials, Chemicals)	1,077	1,017,239
Nestle SA (Consumer Staples, Food Products)	67,722	4,139,523

2

WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name			Shares	Value
Switzerland (continued)
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)			5,373	$2,436,172
UBS AG (Financials, Diversified Financial Services)†			65,603	917,296

				10,745,048

United Kingdom : 12.73%
Diageo plc (Consumer Staples, Beverages)			21,862	522,921
Genting Singapore plc (Consumer Staples, Hotels, Restaurants & Leisure)†			654,323	844,946
GlaxoSmithKline plc (Health Care, Pharmaceuticals)			12,694	280,103
HSBC Holdings plc (Financials, Commercial Banks)			272,221	2,404,873
Imperial Tobacco Group plc (Consumer Staples, Tobacco)			75,921	3,008,698
Johnson Matthey plc (Materials, Chemicals)			22,003	807,906
Land Securities Group plc (Financials, REIT)			110,950	1,191,445
Prudential plc (Financials, Insurance)			33,506	379,796
Reckitt Benckiser Group (Consumer Staples, Household Products)			1,494	82,713
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)			14,865	542,548
SABMiller plc (Consumer Staples, Beverages)			46,184	1,871,753
Standard Chartered plc (Financials, Commercial Banks)			28,611	736,241
Tate & Lyle plc (Consumer Staples, Food Products)			67,376	747,640

WPP plc (Consumer Discretionary, Media)			126,337	1,614,953
				15,036,536

Virgin Islands (British) : 0.52%
Arcos Dorados Holdings Incorporated Class A (Consumer Discretionary, Hotels, Restaurants & Leisure)			29,405	618,093

Total Common Stocks (Cost $104,716,128)				117,841,760

		Yield
Short-Term Investments : 4.11%
Investment Companies : 4.11%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.02%	524,553	524,553
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.15	4,335,100	4,335,100
Total Short-Term Investments (Cost $4,859,653)				4,859,653

Total Investments in Securities (Cost $109,575,781)*	103.85%			122,701,413
Other Assets and Liabilities, Net	(3.85)			(4,550,574)

Total Net Assets	100.00%			$118,150,839

«	All or a portion of this security is on loan.
†	Non-income earning security.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $110,640,676 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,974,655
Gross unrealized depreciation	(1,913,918)

Net unrealized appreciation	$12,060,737

3

WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage International Growth Portfolio (the “Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$117,841,760	$0	$0	$117,841,760
Short-term investments
Investment companies	524,553	4,335,100	0	4,859,653

	$118,366,313	$4,335,100	$0	$122,701,413

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 98.52%

Australia : 8.54%
AGL Energy Limited (Utilities, Multi-Utilities)	1,170	$17,504
Alumina Limited (Materials, Metals & Mining)	5,836	8,575
Amcor Limited (Materials, Containers & Packaging)	3,112	23,696
AMP Limited (Financials, Insurance)«	7,129	30,658
APA Group (Utilities, Gas Utilities)	1,367	7,195
Asciano Group (Industrials, Road & Rail)	2,473	13,128
ASX Limited (Financials, Diversified Financial Services)	444	14,752
Australia & New Zealand Banking Group Limited (Financials, Commercial Banks)	6,627	156,001
Bendigo Bank Limited (Financials, Commercial Banks)	1,027	8,514
BHP Billiton Limited (Materials, Metals & Mining)	8,068	312,356
BlueScope Steel Limited (Materials, Metals & Mining)	3,843	1,731
Boral Limited (Materials, Construction Materials)	1,953	9,216
Brambles Limited (Industrials, Commercial Services & Supplies)	3,753	29,140
Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	400	5,903
Campbell Brothers Limited (Industrials, Commercial Services & Supplies)	171	10,886
CFS Retail Property Trust (Financials, REITs)	4,680	8,934
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	1,442	18,558
Cochlear Limited (Health Care, Health Care Equipment & Supplies)	144	9,440
Commonwealth Bank of Australia (Financials, Commercial Banks)	3,965	210,190
Computershare Limited (Information Technology, IT Services)	1,127	9,355
Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,008	9,081
CSL Limited (Health Care, Biotechnology)	1,331	46,791
Dexus Property Group (Financials, REITs)	12,269	11,776
Duluxgroup Limited (Materials, Chemicals)	19	63
Echo Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,878	8,660
Fairfax Media Limited (Consumer Discretionary, Media)	6,273	5,382
Fortescue Metals Group Limited (Materials, Metals & Mining)	3,158	18,864
GPT Group (Financials, REITs)	4,434	14,836
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)†	1,574	3,494
Iluka Resources Limited (Materials, Metals & Mining)	1,062	19,020
Incitec Pivot Limited (Materials, Chemicals)	4,129	14,436
Insurance Australia Group Limited (Financials, Insurance)	5,271	18,711
Leighton Holdings Limited (Industrials, Construction & Engineering)	396	10,851
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	1,375	11,045
Lynas Corporation Limited (Materials, Metals & Mining)†	4,312	5,642
Macquaire Office Trust (Financials, REITs)	2	7
Macquarie Goodman Group (Financials, REITs)	17,810	13,179
Macquarie Group Limited (Financials, Capital Markets)	883	25,350
Metcash Limited (Consumer Staples, Food & Staples Retailing)	1,950	8,867
Mirvac Group (Financials, REITs)	8,663	11,149
National Australia Bank Limited (Financials, Commercial Banks)	5,544	140,734
Newcrest Mining Limited (Materials, Metals & Mining)	1,940	69,678
Orica Limited (Materials, Chemicals)	923	26,925
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)	2,700	39,409
OZ Minerals Limited (Materials, Metals & Mining)	821	9,641
Qantas Airways Limited (Industrials, Airlines)†	2,792	5,180
QBE Insurance Group Limited (Financials, Insurance)	2,770	34,609
QR National Limited (Industrials, Road & Rail)	4,330	18,157
Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	343	6,750
Rio Tinto Limited (Materials, Metals & Mining)	1,105	79,932
Santos Limited (Energy, Oil, Gas & Consumable Fuels)	2,390	36,961
Sims Group Limited (Materials, Metals & Mining)	397	6,557
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	939	12,125
SP AusNet (Utilities, Electric Utilities)	3,585	3,826
Stockland (Financials, REITs)	6,042	20,541
SunCorp-Metway Limited (Financials, Insurance)	3,262	28,616
Sydney Airport (Industrials, Transportation Infrastructure)	1,087	3,054
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,012	5,891
Tattersall’s Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,372	8,607
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	11,042	39,079
Toll Holdings Limited (Industrials, Air Freight & Logistics)	1,620	9,851
Transurban Group (Industrials, Transportation Infrastructure)	3,286	19,735
Wesfarmers Limited (Consumer Staples, Food & Staples Retailing)	2,550	79,581

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value
Australia (continued)
Westfield Group (Financials, REITs)	5,561	$52,423
Westfield Retail Trust (Financials, REITs)	7,356	19,801
Westpac Banking Corporation (Financials, Commercial Banks)	7,623	170,864
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	1,609	64,260
Woolworths Limited (Consumer Staples, Food & Staples Retailing)	3,084	83,711
WorleyParsons Limited (Energy, Energy Equipment & Services)	490	15,434

		2,274,868

Austria : 0.27%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks)	480	12,045
IMMOEAST AG (Financials, REITs) † (a)	2,181	0
IMMOFINANZ Immobilien Anlagen AG (Financials, REITs)	2,606	9,121
OMV AG (Energy, Oil, Gas & Consumable Fuels)	415	15,443
Raiffeisen International Bank Holdings AG (Financials, Commercial Banks)	128	4,636
Telekom Austria AG (Telecommunication Services, Diversified Telecommunication Services)	842	9,801
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (Utilities, Electric Utilities)	178	4,990
Voestalpine AG (Materials, Metals & Mining)	289	10,244
Wiener Staedtische Allgemeine Versicherung AG (Financials, Insurance)	114	5,033

		71,313

Belgium : 0.97%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	2,019	135,625
Anheuser-Busch InBev NV VVPR Strip (Consumer Staples, Beverages)†	2,600	7
Bekaert SA (Industrials, Electrical Equipment)	102	3,410
Belgacom SA (Telecommunication Services, Diversified Telecommunication Services)	386	12,288
Colruyt SA (Consumer Staples, Food & Staples Retailing)	199	7,800
Delhaize Group (Consumer Staples, Food & Staples Retailing)	258	14,181
Fortis (Financials, Insurance)	5,610	11,914
Fortis VVPR Strip (Financials, Insurance)†	9,100	12
Groupe Bruxelles Lambert SA (Financials, Diversified Financial Services)	205	15,399
KBC Groep NV (Financials, Commercial Banks)	435	10,275
Mobistar SA (Telecommunication Services, Wireless Telecommunication Services)†	80	3,832
Solvay SA (Materials, Chemicals)	150	18,458
UCB SA (Health Care, Pharmaceuticals)	256	10,338
Umicore (Materials, Chemicals)	289	15,036

		258,575

Bermuda : 0.25%
Independent Tankers Corporation Limited (Energy, Oil, Gas & Consumable Fuels)†	50	5
Li & Fung Limited (Consumer Discretionary, Distributors)	14,400	33,047
Seadrill Limited (Energy, Energy Equipment & Services)	833	34,531

		67,583

Denmark : 1.10%
A.P. Moller-Maersk AS Class A (Industrials, Marine)	1	7,691
A.P. Moller-Maersk AS Class B (Industrials, Marine)	3	24,192
Carlsberg AS (Consumer Staples, Beverages)	271	21,334
Coloplast AS (Health Care, Health Care Equipment & Supplies)	58	9,541
Danske Bank AS (Financials, Commercial Banks)	1,654	29,788
DSV AS (Industrials, Road & Rail)	478	11,135
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	1,070	150,039
Novozymes AS B Shares (Materials, Chemicals)«	585	17,402
TDC AS (Telecommunication Services, Diversified Telecommunication Services)	900	7,133
Trygvesta AS (Financials, Insurance)	75	4,019
Vestas Wind Systems AS (Industrials, Electrical Equipment)†	548	5,637
William Demant Holding AS (Health Care, Health Care Equipment & Supplies)†	59	5,477

		293,388

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Finland : 0.88%
Elisa Oyj (Telecommunication Services, Diversified Telecommunication Services)	360	$8,197
Fortum Oyj (Energy, Oil, Gas & Consumable Fuels)	1,126	27,978
Kesko Oyj (Consumer Staples, Food & Staples Retailing)	170	5,714
Kone Oyj (Industrials, Machinery)	395	23,466
Metso Oyj (Industrials, Machinery)	324	15,389
Neste Oil Oyj Limited (Energy, Oil, Gas & Consumable Fuels)	380	4,681
Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services)	9,495	49,842
Nokian Renkaat Oyj (Consumer Discretionary, Auto Components)	279	12,382
Orion Oyj (Health Care, Pharmaceuticals)	267	5,752
Pohjola Bank plc (Financials, Diversified Financial Services)	368	4,253
Sampo Oyj (Financials, Insurance)	1,065	30,010
SanomaWSOY Oyj (Consumer Discretionary, Media)	240	3,138
Stora Enso Oyj (Materials, Paper & Forest Products)	1,475	11,074
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	1,331	18,354
Wartsila Oyj (Industrials, Machinery)	425	14,631

		234,861

France : 8.79%
Accor SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	374	13,155
Aeroports de Paris (Industrials, Transportation Infrastructure)†	88	6,952
Air Liquide SA (Materials, Chemicals)	719	93,426
Alcatel SA (Information Technology, Communications Equipment)†	5,883	14,751
Alstom SA (Industrials, Machinery)	523	22,534
ANF Immobilier (Financials, REITs)	2	77
Arkema (Industrials, Professional Services)	140	12,829
Atos Origin SA (Information Technology, IT Services)	134	7,627
AXA SA (Financials, Insurance)	4,412	71,154
BNP Paribas SA (Financials, Commercial Banks)	2,430	118,605
Bouygues SA (Industrials, Construction & Engineering)	479	15,240
Bureau Veritas SA (Industrials, Commercial Services & Supplies)	139	11,484
Cap Gemini SA (Information Technology, IT Services)	375	16,522
Carrefour SA (Consumer Staples, Food & Staples Retailing)	1,464	36,708
Casino Guichard Perrachon SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	140	13,638
Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	138	21,410
CNP Assurances (Financials, Insurance)	355	5,118
Compagnie de Saint-Gobain (Industrials, Building Products)	1,018	48,338
Compagnie Generale de Geophysique - Veritas (Energy, Energy Equipment & Services)†	366	11,308
Compagnie Generale des Etablissements Michelin (Consumer Discretionary, Auto Components)	456	31,446
Credit Agricole SA (Financials, Commercial Banks)	2,533	16,222
Dassault Systemes SA (Information Technology, Software)	153	12,703
Edenred (Consumer Staples, Commercial Services & Supplies)	401	10,701
Eiffage SA (Industrials, Construction & Engineering)†	120	4,775
Electricite de France (Utilities, Electric Utilities)	613	15,285
Essilor International SA Cie Generale d’ Optique (Health Care, Health Care Equipment & Supplies)	510	40,605
Eurazeo (Financials, Diversified Financial Services)	90	4,263
Eutelsat Communications SA (Consumer Discretionary, Media)	332	12,381
Fonciere des Regions (Financials, REITs)	72	5,220
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	4,701	71,744
GDF Suez (Utilities, Multi-Utilities)	3,139	81,425
GDF Suez VVPR Strip (Utilities, Electric Utilities)†	1,701	2
Gecina SA (Financials, REITs)	56	5,378
Groupe Danone SA (Consumer Staples, Food Products)	1,481	100,196
Groupe Eurotunnel SA (Industrials, Transportation Infrastructure)	1,366	11,851
ICADE (Financials, REITs)	69	5,717
ILIAD SA (Telecommunication Services, Diversified Telecommunication Services)	48	6,366
Imerys SA (Materials, Construction Materials)	87	5,259
JC Decaux SA (Consumer Discretionary, Media)	197	5,467
Klepierre (Financials, REITs)	270	8,576
L’Oreal SA (Consumer Staples, Personal Products)	609	69,461
Lafarge SA (Materials, Construction Materials)	510	23,720
Lagardere SCA (Consumer Discretionary, Media)	283	8,476
Legrand SA (Industrials, Electrical Equipment)	567	20,585
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	639	107,524
Natixis (Financials, Commercial Banks)	2,371	8,570

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value
France (continued)
Neopost SA (Information Technology, Office Electronics)	83	$5,679
Pernod-Ricard SA (Consumer Staples, Beverages)	503	52,044
Peugeot SA (Consumer Discretionary, Automobiles)	393	7,877
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	193	32,810
Publicis Groupe SA (Consumer Discretionary, Media)	365	19,969
Renault SA (Consumer Discretionary, Automobiles)	487	25,785
Safran SA (Industrials, Aerospace & Defense)	423	14,176
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	2,877	212,771
Schneider Electric SA (Industrials, Electrical Equipment)	1,241	84,339
SCOR SE (Financials, Insurance)	438	11,592
Societe BIC SA (Industrials, Commercial Services & Supplies)	79	7,943
Societe Generale (Financials, Diversified Financial Services)	1,672	54,019
Societe Television Francaise 1 (Consumer Discretionary, Media)	348	4,159
Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	239	18,395
Suez Environnement SA (Utilities, Water Utilities)	709	10,381
Technip SA (Energy, Energy Equipment & Services)	252	27,507
Thales SA (Industrials, Aerospace & Defense)	242	8,736
Total SA (Energy, Oil, Gas & Consumable Fuels)	5,332	298,289
Unibail-Rodamco SE (Financials, Real Estate Management & Development)	233	45,012
Vallourec SA (Industrials, Machinery)	287	20,208
Veolia Environnement SA (Utilities, Multi-Utilities)	922	11,283
Vinci SA (Industrials, Construction & Engineering)	1,144	59,571
Vivendi SA (Consumer Discretionary, Media)	3,162	67,909
Wendel SA (Industrials, Industrial Conglomerates)	84	7,077

		2,342,325

Germany : 7.84%
Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	530	41,647
Allianz AG (Financials, Insurance)	1,143	138,622
Axel Springer AG (Consumer Discretionary, Media)	117	5,581
BASF SE (Materials, Chemicals)	2,305	202,376
Bayer AG (Health Care, Pharmaceuticals)	2,080	153,801
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	839	77,609
Beiersdorf AG (Consumer Staples, Personal Products)	256	16,034
Brenntag AG (Materials, Chemicals)	85	9,909
Celesio AG (Health Care, Health Care Providers & Services)	224	4,148
Commerzbank AG (Financials, Commercial Banks)«	9,075	22,803
Continental AG (Consumer Discretionary, Auto Components)	203	18,480
Daimler AG (Consumer Discretionary, Automobiles)	2,280	137,894
Deutsche Bank AG (Financials, Capital Markets)	2,357	110,081
Deutsche Boerse AG (Financials, Diversified Financial Services)	494	32,756
Deutsche Lufthansa AG (Industrials, Airlines)	580	8,052
Deutsche Post AG (Industrials, Air Freight & Logistics)	2,146	37,697
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	7,121	83,109
E.ON AG (Utilities, Electric Utilities)	4,566	105,028
Fraport AG (Industrials, Transportation Infrastructure)	92	5,659
Fresenius Medical Care AG & Company KGaA (Health Care, Health Care Providers & Services)	530	37,128
Fresenius SE & Company KGaA (Health Care, Health Care Equipment & Supplies)	288	29,775
GEA Group AG (Industrials, Machinery)	443	14,968
Hannover Rueckversicherung AG (Financials, Insurance)	153	8,493
Heidelbergcement AG (Materials, Construction Materials)	357	19,220
Henkel KGaA (Consumer Staples, Household Products)	329	17,956
Hochtief AG (Industrials, Construction & Engineering)	107	7,471
Infineon Technologies AG (Information Technology, Semiconductors & Semiconductor Equipment)	2,755	27,863
K+S AG (Materials, Chemicals)	437	21,819
Kabel Deutschland Holding AG (Consumer Discretionary, Media)†	228	13,691
LANXESS AG (Materials, Chemicals)	211	15,771
Linde AG (Materials, Chemicals)	433	71,995
MAN AG (Industrials, Machinery)	161	18,554
Merck KGaA (Health Care, Pharmaceuticals)	164	16,958
Metro AG (Consumer Staples, Food & Staples Retailing)	329	13,027
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	455	66,348
RWE AG (Utilities, Multi-Utilities)	1,214	55,315
Salzgitter AG (Materials, Metals & Mining)	100	6,121

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Germany (continued)
SAP AG (Information Technology, Software)	2,314	$156,151
Siemens AG (Industrials, Industrial Conglomerates)	2,065	205,955
Suedzucker AG (Consumer Staples, Food Products)	194	5,620
Thyssenkrupp AG (Materials, Metals & Mining)	978	26,392
United Internet AG (Information Technology, Internet Software & Services)	273	5,270
Volkswagen AG (Consumer Discretionary, Automobiles)	75	12,710
Wacker Chemie AG (Materials, Chemicals)	38	3,751

		2,089,608

Greece : 0.09%
Coca-Cola Hellenic Bottling Company SA (Consumer Staples, Beverages)	465	8,735
Hellenic Telecommunications Organization SA (Telecommunication Services, Diversified Telecommunication Services)†	730	2,315
National Bank of Greece SA (Financials, Commercial Banks)	2,157	6,753
Opap SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	590	5,267

		23,070

Hong Kong : 2.83%
AIA Group Limited (Financials, Insurance)	21,400	81,117
ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	500	7,046
Bank of East Asia Limited (Financials, Commercial Banks)	3,914	15,770
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	9,500	26,640
Cathay Pacific Airways Limited (Industrials, Airlines)	3,000	5,957
Cheung Kong Holdings Limited (Financials, Real Estate Management & Development)	3,000	43,862
Cheung Kong Infrastructure Holdings Limited (Financials, Diversified Financial Services)	1,000	5,879
CLP Holdings Limited (Utilities, Electric Utilities)	5,000	44,158
First Pacific Company Limited (Financials, Diversified Financial Services)	6,000	6,738
Foxconn International Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)†	6,000	4,216
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	4,000	9,881
Hang Lung Group Limited (Financials, Real Estate Management & Development)	2,000	13,563
Hang Lung Properties Limited (Financials, Real Estate Management & Development)	6,000	22,704
Hang Seng Bank Limited (Financials, Commercial Banks)	1,900	26,603
Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	2,163	13,581
HKT Trust and HKT Limited (Telecommunication Services, Diversified Telecommunication Services)	260	187
Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	11,476	29,296
Hong Kong Electric Holdings Limited (Utilities, Electric Utilities)	3,500	26,218
Hong Kong Exchanges & Clearing Limited (Financials, Diversified Financial Services)	2,564	47,801
Hopewell Holdings Limited (Financials, Real Estate Management & Development)	1,000	3,049
Hutchison Whampoa Limited (Industrials, Industrial Conglomerates)	5,000	49,702
Hysan Development Company Limited (Financials, Real Estate Management & Development)	1,847	8,061
Kerry Properties Limited (Financials, Real Estate Management & Development)	1,976	9,375
Lifestyle International Holdings Limited (Consumer Discretionary, Multiline Retail)	1,500	4,110
MTR Corporation Limited (Industrials, Road & Rail)	3,641	12,956
New World Development Limited (Financials, Real Estate Management & Development)	8,277	11,397
Noble Group Limited (Industrials, Trading Companies & Distributors)	10,104	11,472
NWS Holdings Limited (Industrials, Industrial Conglomerates)	3,352	5,558
Orient Overseas International Limited (Industrials, Marine)	700	4,815
PCCW Limited (Telecommunication Services, Diversified Telecommunication Services)	11,977	4,432
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,962	22,407
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,333	10,838
Sino Land Company (Financials, Real Estate Management & Development)	7,048	12,576
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,000	8,375
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	3,159	48,630
Swire Pacific Limited (Financials, Real Estate Management & Development)	2,000	22,743
The Link REIT (Financials, REITs)	5,807	21,787
Wharf Holdings Limited (Financials, Real Estate Management & Development)	3,625	22,691
Wheelock & Company (Financials, Real Estate Management & Development)	2,000	6,872
Wing Hang Bank Limited (Financials, Commercial Banks)	509	4,833
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,812	10,051

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value
Hong Kong (continued)
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,000	$6,885

		754,832

Ireland : 0.30%
CRH plc (Materials, Construction Materials)	1,816	38,808
Elan Corporation plc (Health Care, Pharmaceuticals)†	1,268	15,829
James Hardie Industries NV (Materials, Construction Materials)	1,033	8,120
Kerry Group plc (Consumer Staples, Food Products)	211	8,996
Kerry Group plc-A London Exchange (Consumer Staples, Food Products)	145	6,224
Ryanair Holdings plc ADR (Industrials, Airlines)†	81	2,715

		80,692

Israel : 0.62%
Bank Hapoalim Limited (Financials, Commercial Banks)	2,683	8,693
Bank Leumi Le-Israel (Financials, Commercial Banks)	2,989	8,664
Bezeq Israeli Telecommunication Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	4,464	7,379
Cellcom Israel Limited (Telecommunication Services, Wireless Telecommunication Services)	147	1,994
Delek Group Limited (Industrials, Industrial Conglomerates)	12	2,169
Elbit Systems Limited (Industrials, Aerospace & Defense)	69	2,531
Israel Chemicals Limited (Materials, Chemicals)	1,127	11,953
Israel Discount Bank Limited (Financials, Commercial Banks)†	1,639	2,060
Nice Systems Limited (Information Technology, Software)†	152	5,178
Partner Communications Company Limited (Telecommunication Services, Wireless Telecommunication Services)†	252	1,854
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	2,384	106,810
The Israel Corporation Limited (Materials, Chemicals)	5	3,002
United Mizrahi Bank Limited (Financials, Commercial Banks)	359	2,834

		165,121

Italy : 2.28%
AEM SpA (Utilities, Multi-Utilities)	3,249	3,270
Assicurazioni Generali SpA (Financials, Insurance)	2,960	47,678
Atlantia SpA (Industrials, Transportation Infrastructure)	799	13,381
Autogrill SpA (Consumer Discretionary, Hotels, Restaurants & Leisure)	334	3,391
Banca Carige SpA (Financials, Commercial Banks)	1,676	2,572
Banca Monte Dei Paschi di Siena SpA (Financials, Commercial Banks)	11,841	6,326
Banco Popolare SpA (Financials, Commercial Banks)	4,485	8,246
Beni Stabili SpA (Financials, Real Estate Management & Development)	720	403
Enel Green Power SpA (Utilities, Multi-Utilities)	4,437	8,737
Enel SpA (Utilities, Multi-Utilities)	16,688	66,967
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	6,045	139,410
Exor SpA (Financials, Diversified Financial Services)	190	4,777
Fiat Industrial SpA (Consumer Discretionary, Auto Components)††	1,939	20,667
Fiat SpA (Consumer Discretionary, Automobiles)	1,939	11,217
Finmeccanica SpA (Industrials, Aerospace & Defense)	1,029	5,207
Intesa Sanpaolo SpA (Financials, Commercial Banks)	25,546	49,725
Intesa Sanpaolo SpA Di Risparmio (Financials, Commercial Banks)	2,763	4,421
Luxottica Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	296	10,691
Mediaset SpA (Consumer Discretionary, Media)	1,799	5,331
Mediobanca SpA (Financials, Capital Markets)	1,310	8,535
Pirelli & Company SpA (Consumer Discretionary, Auto Components)	598	6,230
Prelios SpA (Financials, Real Estate Management & Development)†	705	126
Prysmian SpA (Industrials, Electrical Equipment)	537	9,272
Saipem SpA (Energy, Energy Equipment & Services)	671	33,944
Snam Rete Gas SpA (Utilities, Gas Utilities)	4,074	19,725
Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services)	23,811	27,441
Telecom Italia SpA Di Risparmio (Telecommunication Services, Diversified Telecommunication Services)	15,278	14,462
Terna SpA (Utilities, Electric Utilities)	3,058	11,522
Unicredit SpA (Financials, Commercial Banks)	10,260	53,393

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Italy (continued)
Unione di Banche SpA (Financials, Commercial Banks)	2,058	$9,536

		606,603

Japan : 20.99%
ABC-Mart Incorporated (Consumer Discretionary, Specialty Retail)	100	3,522
Advantest Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	400	5,639
Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	1,500	19,043
Aeon Credit Service Company Limited (Financials, Consumer Finance)	200	2,888
Aeon Mall Company Limited (Financials, Real Estate Management & Development)	200	4,470
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	500	17,604
Ajinomoto Company Incorporated (Consumer Staples, Food Products)	2,000	23,570
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	100	4,398
All Nippon Airways Company Limited (Industrials, Airlines)	2,000	6,126
Amada Company Limited (Industrials, Machinery)	1,000	7,024
Aozora Bank Limited (Financials, Commercial Banks)	1,000	2,891
Asahi Breweries Limited (Consumer Staples, Beverages)	1,000	21,872
Asahi Glass Company Limited (Industrials, Building Products)	3,000	26,941
Asahi Kasei Corporation (Materials, Chemicals)	3,000	19,006
ASICS Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	400	4,714
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	1,100	45,196
Bank of Kyoto Limited (Financials, Commercial Banks)	1,000	8,808
Bank of Yokohama Limited (Financials, Commercial Banks)	3,000	14,467
Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	200	9,177
Bridgestone Corporation (Consumer Discretionary, Auto Components)	1,600	38,499
Brother Industries Limited (Information Technology, Office Electronics)	600	7,757
Canon Incorporated (Information Technology, Office Electronics)	2,800	126,756
Casio Computer Company Limited (Consumer Discretionary, Household Durables)	700	4,814
Central Japan Railway Company (Industrials, Road & Rail)	4	32,821
Chiba Bank Limited (Financials, Commercial Banks)	2,000	12,646
Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	1,700	31,181
Chugai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	600	9,817
Citizen Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	600	3,705
Coca-Cola West Japan Company Limited (Consumer Staples, Beverages)	200	3,400
Cosmo Oil Company Limited (Energy, Oil, Gas & Consumable Fuels)	1,000	2,915
Credit Saison Company Limited (Financials, Consumer Finance)	400	7,981
Dai Ichi Mutual Life Insurance (Financials, Insurance)	23	30,218
Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	1,000	10,296
Daicel Chemical Industries Limited (Materials, Chemicals)	1,000	6,520
Daido Steel Company Limited (Materials, Metals & Mining)	1,000	6,594
Daiichi Sankyo Company Limited (Health Care, Pharmaceuticals)	1,700	31,223
Daikin Industries Limited (Industrials, Building Products)	600	17,788
Dainippon Sumitomo Pharma Company Limited (Health Care, Pharmaceuticals)	400	4,148
Daito Trust Construction Company Limited (Financials, Real Estate Management & Development)	200	17,616
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	1,000	12,904
Daiwa Securities Group Incorporated (Financials, Capital Markets)	4,000	16,583
Dena Company Limited (Consumer Discretionary, Internet & Catalog Retail)	200	6,508
Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	1,000	4,010
Denso Corporation (Consumer Discretionary, Auto Components)	1,200	39,665
Dentsu Incorporated (Consumer Discretionary, Media)	500	15,531
East Japan Railway Company (Industrials, Road & Rail)	900	57,682
Eisai Company Limited (Health Care, Pharmaceuticals)	600	24,283
Electric Power Development Company (Utilities, Independent Power Producers & Energy Traders)	280	7,154
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	100	3,900
FANUC Limited (Industrials, Machinery)	500	90,602
Fast Retailing Company Limited (Consumer Discretionary, Specialty Retail)	100	20,704
Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	1,000	2,596
Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	1,000	7,553
Fujifilm Holdings Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,200	30,365
Fujitsu Limited (Information Technology, Computers & Peripherals)	5,000	27,125
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	2,000	8,710
Furukawa Electric Company Limited (Industrials, Electrical Equipment)	1,000	2,915
Gree Incorporated (Information Technology, Internet Software & Services)	200	6,254

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value
Japan (continued)
GS Yuasa Corporation (Industrials, Electrical Equipment)	1,000	$5,388
Gunma Bank Limited (Financials, Commercial Banks)	1,000	5,388
Hakuhodo DY Holdings Incorporated (Consumer Discretionary, Media)	70	4,267
Hamamatsu Photonics (Information Technology, Electronic Equipment, Instruments & Components)	200	7,125
Hino Motors Limited (Industrials, Machinery)	1,000	7,110
Hirose Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	100	10,272
Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	100	4,515
Hitachi Chemical Company Limited (Materials, Chemicals)	300	5,539
Hitachi Construction Machinery Company Limited (Industrials, Machinery)†	300	6,270
Hitachi High-Technologies Corporation (Information Technology, Electronic Equipment, Instruments & Components)	200	4,576
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	11,000	64,005
Hokkaido Electric Power Company Incorporated (Utilities, Electric Utilities)	500	7,387
Hokuhoku Financial Group Incorporated (Financials, Commercial Banks)	3,000	5,794
Hokuriku Electric Power Company (Utilities, Electric Utilities)	400	7,445
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	4,100	156,102
Hoya Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,100	25,602
Ibiden Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	300	7,222
Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	100	10,309
Inpex Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	6	42,588
Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)	960	10,806
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	3,000	7,602
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	3,000	16,902
Itochu Corporation (Industrials, Trading Companies & Distributors)	3,800	43,240
Itochu Techno-Science Corporation (Information Technology, IT Services)	100	4,453
J Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	800	4,035
Japan Petroleum Exploration Company (Energy, Oil, Gas & Consumable Fuels)	100	4,853
Japan Prime Real Estate Investment Trust (Financials, REITs)	1	8,833
Japan Prime Realty Investment Corporation (Financials, REITs)	2	5,295
Japan Retail Fund Investment Corporation (Financials, REITs)	5	7,486
Japan Steel Works (Industrials, Machinery)	1,000	7,406
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	11	58,457
JFE Holdings Incorporated (Materials, Metals & Mining)	1,200	25,848
JGC Corporation (Industrials, Construction & Engineering)	1,000	28,946
Joyo Bank Limited (Financials, Commercial Banks)	2,000	9,029
JS Group Corporation (Industrials, Building Products)	700	14,639
JSR Corporation (Materials, Chemicals)	500	10,499
JTEKT Corporation (Industrials, Machinery)	600	6,776
Jupiter Telecommunications Company Limited (Consumer Discretionary, Media)	4	3,897
JX Holdings Incorporated (Energy, Energy Equipment & Services)†	5,700	35,761
Kajima Corporation (Industrials, Construction & Engineering)	2,000	6,175
Kamigumi Company Limited (Industrials, Transportation Infrastructure)	1,000	8,587
Kaneka Corporation (Industrials, Professional Services)	1,000	5,745
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	1,900	31,460
Kansai Paint Company Limited (Materials, Chemicals)	1,000	9,446
Kao Corporation (Consumer Staples, Personal Products)	1,300	33,248
Kawasaki Heavy Industries Limited (Industrials, Machinery)	4,000	12,548
Kawasaki Kisen Kaisha Limited (Industrials, Marine)	2,000	4,207
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	7	44,434
Keihin Electric Express Railway Company Limited (Industrials, Road & Rail)	1,000	8,906
Keio Corporation (Industrials, Road & Rail)	1,000	7,184
Keisei Electric Railway Company Limited (Industrials, Road & Rail)	1,000	7,344
Keyence Corporation (Information Technology, Electronic Equipment, Instruments & Components)	100	26,227
Kintetsu Corporation (Industrials, Road & Rail)	4,000	15,254
Kirin Brewery Company Limited (Consumer Staples, Beverages)	2,000	23,521
Kobe Steel Limited (Materials, Metals & Mining)	6,000	10,407
Komatsu Limited (Industrials, Machinery)	2,400	71,507
Konami Corporation (Information Technology, Software)	200	5,496
Konica Minolta Holdings Incorporated (Information Technology, Office Electronics)	1,000	8,439
Kubota Corporation (Industrials, Machinery)	3,000	29,524
Kuraray Company Limited (Materials, Chemicals)	900	12,976
Kurita Water Industries Limited (Industrials, Machinery)	300	7,709
Kyocera Corporation (Information Technology, Electronic Equipment, Instruments & Components)	400	35,380
Kyowa Hakko Kogyo Company Limited (Health Care, Pharmaceuticals)	1,000	10,678

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Japan (continued)
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	1,000	$14,700
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	200	11,760
Mabuchi Motor Company Limited (Industrials, Electrical Equipment)	100	4,649
Makita Corporation (Industrials, Machinery)	300	12,474
Marubeni Corporation (Industrials, Trading Companies & Distributors)	4,000	28,589
Marui Company Limited (Consumer Discretionary, Multiline Retail)	600	4,886
Maruichi Steel Tube Limited (Materials, Metals & Mining)	100	2,229
Matsushita Electric Industrial Company Limited (Consumer Discretionary, Household Durables)	5,600	52,287
Mazda Motor Corporation (Consumer Discretionary, Automobiles)	4,000	6,594
McDonald's Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	200	5,213
Mediceo Paltac Holdings Company Limited (Health Care, Health Care Providers & Services)	400	4,807
Meiji Holdings Company Limited (Consumer Staples, Food Products)	200	8,476
Millea Holdings Incorporated (Financials, Insurance)	1,800	49,711
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	100	3,820
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	3,500	20,150
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	3,500	85,724
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	5,000	44,839
Mitsubishi Estate Company Limited (Financials, Real Estate Management & Development)	3,000	54,250
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	1,000	6,348
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	8,000	37,495
Mitsubishi Materials Corporation (Materials, Metals & Mining)	3,000	9,669
Mitsubishi Motors Corporation (Consumer Discretionary, Automobiles)†	10,000	11,933
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	32,070	165,696
Mitsubishi UFJ Securities Company Limited (Financials, Diversified Financial Services)	150	6,403
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	4,400	75,724
Mitsui Chemicals Incorporated (Materials, Chemicals)	2,000	6,840
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	2,000	37,938
Mitsui OSK Lines Limited (Industrials, Marine)	3,000	13,655
Mitsui Sumitomo Insurance Group Holdings Incorporated (Financials, Insurance)	1,400	30,018
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	57,800	96,701
Murata Manufacturing Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	500	29,801
Nabtesco Corporation (Industrials, Machinery)	200	4,660
Namco Bandai Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	500	6,981
NEC Corporation (Information Technology, Computers & Peripherals)	7,000	13,692
NGK Insulators Limited (Industrials, Machinery)	1,000	13,741
NHK Spring Company Limited (Transportation Equipment, Auto Components)	400	4,124
Nidec Corporation (Industrials, Electrical Equipment)	300	28,343
Nikon Corporation (Consumer Discretionary, Leisure Equipment & Products)	900	24,368
Nintendo Company Limited (Information Technology, Software)	200	29,524
Nippon Building Fund Incorporated (Financials, REITs)	1	9,583
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,000	9,349
Nippon Express Company Limited (Industrials, Road & Rail)	2,000	7,848
Nippon Paper Group Incorporated (Materials, Paper & Forest Products)	200	4,288
Nippon Sheet Glass Company Limited (Industrials, Building Products)	2,000	3,346
Nippon Steel Corporation (Materials, Metals & Mining)	13,000	37,422
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	1,100	51,894
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	4,000	11,908
Nishi-Nippon City Bank Limited (Financials, Commercial Banks)	2,000	5,683
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	6,300	64,480
Nisshin Seifun Group Incorporated (Consumer Staples, Food Products)	500	5,979
Nisshin Steel Company Limited (Materials, Metals & Mining)	2,000	3,444
Nissin Food Products Company Limited (Consumer Staples, Food Products)	100	3,752
Nitori Company Limited (Consumer Discretionary, Specialty Retail)	100	8,451
Nitto Denko Corporation (Materials, Chemicals)	400	16,435
NKSJ Holdings Incorporated (Financials, Insurance)	900	21,102
NOK Corporation (Consumer Discretionary, Auto Components)	300	5,993
Nomura Holdings Incorporated (Financials, Capital Markets)	9,200	42,441
Nomura Real Estate Holding Incorporated (Financials, Real Estate Management & Development)	200	3,464
Nomura Real Estate Office Fund (Financials, REITs)	1	5,788
Nomura Research Institute Limited (Information Technology, IT Services)	300	7,134
NSK Limited (Industrials, Machinery)	1,000	7,898
NTN Corporation (Industrials, Machinery)	1,000	4,355

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value
Japan (continued)
NTT Data Corporation (Information Technology, IT Services)	3	$10,108
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	38	64,884
NTT Urban Development Corporation (Financials, Real Estate Management & Development)	3	2,406
Obayashi Corporation (Industrials, Construction & Engineering)	2,000	9,029
Odakyu Electric Railway Company Limited (Industrials, Road & Rail)	2,000	19,092
OJI Paper Company Limited (Materials, Paper & Forest Products)	2,000	9,940
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	500	8,359
Omron Corporation (Information Technology, Electronic Equipment, Instruments & Components)	500	11,071
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	200	10,924
Oracle Corporation Japan (Information Technology, Software)	100	3,603
Oriental Land Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	100	10,358
ORIX Corporation (Financials, Consumer Finance)	270	26,007
Osaka Gas Company Limited (Utilities, Gas Utilities)	5,000	19,191
Otsuka Holdings Company Limited (Health Care, Health Care Providers & Services)	600	16,851
Rakuten Incorporated (Consumer Discretionary, Internet & Catalog Retail)	18	17,892
Resona Holdings Incorporated (Financials, Commercial Banks)	4,800	22,970
Ricoh Company Limited (Information Technology, Office Electronics)	2,000	18,379
Rinnai Corporation (Consumer Discretionary, Household Durables)	100	7,258
Rohm Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	200	10,063
Sankyo Company Limited (Consumer Discretionary, Leisure Equipment & Products)	100	4,810
Sanrio Company Limited (Consumer Discretionary, Specialty Retail)	100	4,090
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	200	7,910
SBI Holdings Incorporated (Financials, Capital Markets)	59	5,698
Secom Company Limited (Industrials, Commercial Services & Supplies)	500	23,711
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	500	9,478
Seiko Epson Corporation (Information Technology, Computers & Peripherals)	300	4,060
Sekisui Chemical Company Limited (Consumer Discretionary, Household Durables)	1,000	8,587
Sekisui House Limited (Consumer Discretionary, Household Durables)	1,000	9,472
Seven & I Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	1,920	53,049
Seven Bank Limited (Financials, Commercial Banks)	1,500	3,285
Sharp Corporation (Consumer Discretionary, Household Durables)	2,200	15,480
Shikoku Electric Power Company Incorporated (Utilities, Electric Utilities)	500	13,766
Shimadzu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,000	8,660
Shimano Incorporated (Consumer Discretionary, Leisure Equipment & Products)	200	11,588
Shimanura Company Limited (Consumer Discretionary, Specialty Retail)	100	10,936
Shimizu Corporation (Industrials, Construction & Engineering)	1,000	4,047
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	1,000	53,574
Shinsei Bank Limited (Financials, Commercial Banks)	4,000	5,167
Shionogi & Company Limited (Health Care, Pharmaceuticals)	800	11,071
Shiseido Company Limited (Consumer Staples, Personal Products)	900	15,622
Shizuoka Bank Limited (Financials, Commercial Banks)	1,000	10,161
Showa Denko KK (Materials, Chemicals)	4,000	9,054
Showa Shell Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	600	4,045
SMC Corporation (Industrials, Machinery)	100	17,050
Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	2,200	65,521
Sojitz Corporation (Industrials, Trading Companies & Distributors)	3,100	5,758
Sony Corporation (Consumer Discretionary, Household Durables)	2,500	53,420
Sony Financial Holdings Incorporated (Financials, Insurance)	400	7,317
Square Enix Company Limited (Information Technology, Software)	200	3,902
Stanley Electric Company Limited (Consumer Discretionary, Auto Components)	400	6,776
Sumco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	300	3,225
Sumitomo Chemical Company Limited (Materials, Chemicals)	4,000	17,321
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	2,800	41,506
Sumitomo Electric Industries Limited (Consumer Discretionary, Auto Components)	1,900	24,705
Sumitomo Heavy Industries Limited (Industrials, Machinery)	1,000	5,499
Sumitomo Metal Industries Limited (Materials, Metals & Mining)	8,000	16,632
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	1,000	14,823
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	3,400	115,313
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	8,000	27,752
Sumitomo Realty & Development Company Limited (Financials, Real Estate Management & Development)	1,000	23,324
Sumitomo Rubber Industries (Consumer Discretionary, Auto Components)	400	5,034
Suzuken Company Limited (Health Care, Health Care Providers & Services)	200	5,892
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	800	18,964
T&D Holdings Incorporated (Financials, Insurance)	1,500	17,511

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Japan (continued)
Taisei Corporation (Industrials, Construction & Engineering)	3,000	$7,935
Taisho Pharmaceutical Holding (Health Care, Pharmaceuticals)	100	8,008
Taiyo Nippon Sanso Corporation (Materials, Chemicals)	1,000	6,606
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	1,000	7,664
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,000	90,294
Tanabe Seiyaku Company Limited (Health Care, Pharmaceuticals)	600	8,193
TDK Corporation (Information Technology, Electronic Equipment, Instruments & Components)	300	15,648
Teijin Limited (Materials, Chemicals)	2,000	6,692
Terumo Corporation (Health Care, Health Care Equipment & Supplies)	400	19,264
The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	700	12,693
The Hachijuni Bank Limited (Financials, Commercial Banks)	1,000	5,868
The Hiroshima Bank Limited (Financials, Commercial Banks)	1,000	4,601
The Iyo Bank Limited (Financials, Commercial Banks)	1,000	9,066
THK Company Limited (Industrials, Machinery)	300	6,351
TOA Medical Electronics Company (Health Care, Health Care Equipment & Supplies)	200	7,194
Tobu Railway Company Limited (Industrials, Road & Rail)	3,000	15,611
Toho Company Limited Tokyo (Consumer Discretionary, Media)	300	5,303
Toho Gas Company Limited (Utilities, Gas Utilities)	1,000	5,831
Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)	1,100	12,936
Tokyo Electric Power Company Incorporated (Utilities, Electric Utilities)	3,700	10,241
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	400	22,192
Tokyo Gas Company Limited (Utilities, Gas Utilities)	6,000	27,383
Tokyu Corporation (Industrials, Road & Rail)	3,000	14,430
Tokyu Land Corporation (Financials, Real Estate Management & Development)	1,000	4,810
Tonengeneral Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	1,000	9,251
Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	1,000	7,861
Toray Industries Incorporated (Materials, Chemicals)	4,000	28,441
Toshiba Corporation (Information Technology, Computers & Peripherals)	10,000	43,794
Tosoh Corporation (Materials, Chemicals)	1,000	2,940
TOTO Limited (Industrials, Building Products)	1,000	7,566
Toyo Seikan Kaisha Limited (Materials, Containers & Packaging)	400	5,861
Toyoda Gosei Company Limited (Consumer Discretionary, Auto Components)	200	3,747
Toyota Boshoku Corporation (Consumer Discretionary, Auto Components)	200	2,507
Toyota Industries Corporation (Consumer Discretionary, Auto Components)	400	12,469
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	6,900	284,777
Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	500	10,032
Trend Micro Incorporated (Information Technology, Software)	200	5,841
Tsumura & Company (Health Care, Pharmaceuticals)	100	2,882
UBE Industries Limited Japan (Materials, Chemicals)	3,000	8,673
Uni-Charm Corporation (Consumer Discretionary, Household Products)	300	15,519
Ushio Incorporated (Industrials, Electrical Equipment)	300	4,447
USS Company Limited (Consumer Discretionary, Specialty Retail)	50	4,896
West Japan Railway Company (Industrials, Road & Rail)	400	16,312
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	37	11,698
Yakult Honsha Company Limited (Consumer Staples, Food Products)	200	6,180
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	210	13,614
Yamaguchi Financial Group (Financials, Commercial Banks)	1,000	9,126
Yamaha Corporation (Consumer Discretionary, Leisure Equipment & Products)	400	3,823
Yamaha Motor Company Limited (Consumer Discretionary, Automobiles)	700	10,041
Yamato Holdings Company Limited (Industrials, Air Freight & Logistics)	1,000	15,771
Yamato Kogyo Company Limited (Materials, Metals & Mining)	100	3,147
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,000	9,593
Yokogawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	600	5,706

		5,592,293

Luxembourg : 0.47%
Acergy SA (Energy, Energy Equipment & Services)	714	17,156
ArcelorMittal (Materials, Metals & Mining)	2,177	45,899
Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	194	21,740
SES SA (Consumer Discretionary, Media)	760	18,332

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value
Luxembourg (continued)
Tenaris SA (Energy, Energy Equipment & Services)	1,197	$23,284

		126,411

Mauritius : 0.04%
Golden Agri-Resources Limited (Consumer Staples, Food Products)	16,672	9,731

Netherlands : 2.63%
Aegon NV (Financials, Insurance)	4,357	22,813
Akzo Nobel NV (Materials, Chemicals)	587	33,296
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	1,093	50,239
Boskalis Westminster NV (Industrials, Construction & Engineering)	178	6,818
Corio NV (Financials, REITs)	163	7,833
Delta Lloyd NV (Financials, Insurance)	249	4,620
European Aeronautic Defence & Space Company NV (Industrials, Aerospace & Defense)	1,039	37,742
Fugro NV (Energy, Energy Equipment & Services)	175	12,851
Heineken NV (Consumer Staples, Beverages)	657	34,689
Heineken Holding NV (Consumer Staples, Beverages)	292	13,033
ING Groep NV (Financials, Diversified Financial Services)†	9,711	86,141
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	2,946	40,741
Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	391	21,749
Koninklijke Philips Electronics NV (Materials, Chemicals)	2,558	53,693
Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	178	9,937
QIAGEN NV (Health Care, Life Sciences Tools & Services)†	591	9,059
Randstad Holdings NV (Industrials, Commercial Services & Supplies)	303	11,465
Reed Elsevier NV (Consumer Discretionary, Media)	1,744	21,523
Royal KPN NV (Telecommunication Services, Diversified Telecommunication Services)	3,746	40,600
SBM Offshore NV (Energy, Energy Equipment & Services)	434	7,875
STMicroelectronics NV (Information Technology, Semiconductors & Semiconductor Equipment)	1,616	12,059
TNT Express NV (Industrials, Air Freight & Logistics)	953	11,873
Unilever NV (Consumer Staples, Food Products)«	4,097	136,079
Wolters Kluwer NV (Consumer Discretionary, Media)	765	14,243

		700,971

New Zealand : 0.11%
Auckland International Airport Limited (Industrials, Transportation Infrastructure)	2,330	4,676
Contact Energy Limited (Utilities, Electric Utilities)†	960	3,869
Fletcher Building Limited (Materials, Construction Materials)	1,720	9,387
Sky City Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,451	4,553
Telecom Corporation of New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	4,603	8,220

		30,705

Norway : 0.80%
Aker Solutions ASA (Industrials, Construction & Engineering)	397	6,886
DnB Nor ASA (Financials, Commercial Banks)	2,478	31,810
Gjensidige Forsikring ASA (Financials, Insurance)	504	6,032
Norsk Hydro ASA (Materials, Metals & Mining)	2,361	14,193
Orkla ASA (Industrials, Industrial Conglomerates)	1,957	16,274
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	2,829	80,982
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	1,835	33,913
Yara International ASA (Materials, Chemicals)	476	23,343

		213,433

Portugal : 0.19%
Banco Espirito Santo SA (Financials, Commercial Banks)«	1,557	3,441
Cimpor Cimentos de Portugal SA (Materials, Construction Materials)	489	3,315
Energias de Portugal SA (Utilities, Electric Utilities)	4,839	14,119
Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	587	10,237
Jeronimo Martins SA (Consumer Staples, Food & Staples Retailing)	558	10,304

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Portugal (continued)
Portugal Telecom SGPS SA (Telecommunication Services, Diversified Telecommunication Services)	1,705	$8,816

		50,232

Singapore : 1.59%
Ascendas REIT (Financials, REITs)	5,000	8,236
CapitaLand Limited (Financials, Real Estate Management & Development)	6,000	14,776
CapitaMall Trust (Financials, REITs)	5,670	8,161
CapitaMalls Asia Limited (Financials, Real Estate Management & Development)	4,000	4,925
City Developments Limited (Financials, Real Estate Management & Development)	1,000	8,899
ComfortDelGro Corporation Limited (Industrials, Road & Rail)	5,000	6,117
Cosco Corporation Singapore Limited (Industrials, Machinery)	2,000	1,927
DBS Group Holdings Limited (Financials, Commercial Banks)	3,943	44,769
Fraser & Neave Limited (Industrials, Industrial Conglomerates)	2,000	10,698
Global Logistic Properties Limited (Financials, Real Estate Management & Development)†	5,000	8,715
Hutchison Port Holdings Trust (Materials, Containers & Packaging)	13,600	10,812
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	122	4,662
K-REIT Asia (Financials, REITs)	40	30
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	3,300	29,157
Keppel Land Limited (Financials, Real Estate Management & Development)	2,088	5,710
Neptune Orient Lines Limited (Industrials, Marine)	3,000	3,214
Olam International Limited (Consumer Staples, Food & Staples Retailing)	3,753	7,142
Oversea-Chinese Banking Corporation Limited (Financials, Commercial Banks)	6,757	48,517
SembCorp Industries Limited (Industrials, Industrial Conglomerates)	1,980	8,375
SembCorp Marine Limited (Industrials, Machinery)	2,000	8,556
Singapore Airlines Limited (Industrials, Airlines)	1,600	14,098
Singapore Exchange Limited (Financials, Diversified Financial Services)	2,000	11,530
Singapore Press Holdings Limited (Consumer Discretionary, Media)	4,000	12,122
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	4,000	10,168
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	20,000	50,694
StarHub Limited (Telecommunication Services, Wireless Telecommunication Services)	2,000	4,702
United Overseas Bank Limited (Financials, Commercial Banks)	3,310	47,772
United Overseas Land Limited (Financials, Real Estate Management & Development)	1,000	3,750
Wilmar International Limited (Consumer Staples, Food Products)	5,000	20,429
Yangzijiang Shipbuilding Holdings Limited (Industrials, Machinery)	4,000	4,350

		423,013

South Africa : 0.10%
Randgold Resources Limited (Materials, Metals & Mining)	232	26,574

Spain : 3.03%
Abertis Infraestructuras SA (Industrials, Transportation Infrastructure)	984	16,813
Acciona SA (Utilities, Electric Utilities)	64	5,035
Acerinox SA (Materials, Metals & Mining)	291	4,154
Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)«	359	10,683
Amadeus IT Holding SA (Information Technology, IT Services)	794	15,127
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	11,621	104,183
Banco de Sabade SA (Financials, Commercial Banks)«	3,654	11,830
Banco de Valencia SA (Financials, Commercial Banks)†	12	4
Banco Popular Espanol SA (Financials, Commercial Banks)«	2,485	10,200
Banco Santander Central Hispano SA (Financials, Commercial Banks)	21,591	179,126
Bankia SA (Financials, Commercial Banks) †«	2,196	8,883
Bankinter SA (Financials, Commercial Banks)	547	3,381
Cintra Concesiones de Infraestructuras de Transporte SA (Industrials, Construction & Engineering)	930	11,771
Criteria CaixaCorp SA (Financials, Diversified Financial Services)	1,800	8,492
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	1,534	7,501
EDP Renovaveis SA (Utilities, Independent Power Producers & Energy Traders)†	637	3,318
Enagas SA (Utilities, Gas Utilities)	454	9,312
Fomento de Construcciones y Contratas SA (Industrials, Construction & Engineering)	112	2,838
Gas Natural SDG SA (Utilities, Gas Utilities)	880	14,890
Grifols SA (Health Care, Biotechnology)	348	7,233
Grifols SA B Shares (Health Care, Biotechnology)†	40	565

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value
Spain (continued)
Iberdrola SA (Utilities, Electric Utilities)	9,693	$57,364
Indra Sistemas SA (Information Technology, IT Services)«	268	3,408
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	553	51,065
International Consolidated Airlines Group SA (Industrials, Airlines)†	2,367	6,183
Mapfre SA (Financials, Insurance)	1,936	6,657
Red Electrica de Espana SA (Utilities, Electric Utilities)	274	13,834
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	2,012	52,459
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)†	10,332	176,334
Zardoya-Otis SA (Industrials, Machinery)	434	5,852

		808,495

Sweden : 3.17%
Alfa Laval AB (Industrials, Machinery)	856	17,581
Assa Abloy AB Class B (Industrials, Building Products)	797	24,211
Atlas Copco AB Class A (Industrials, Machinery)	1,703	44,423
Atlas Copco AB Class B (Industrials, Machinery)	989	22,928
Boliden AB (Materials, Metals & Mining)	693	12,139
Electrolux AB Class B (Consumer Discretionary, Household Durables)	610	13,395
Getinge AB (Health Care, Health Care Equipment & Supplies)	507	14,489
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	2,592	93,153
Hexagon AB (Industrials, Machinery)	643	12,925
Holmen AB Class B (Materials, Paper & Forest Products)	131	3,805
Husqvarna AB A Shares (Consumer Discretionary, Household Durables)	1	6
Husqvarna AB B Shares (Consumer Discretionary, Household Durables)	1,207	7,264
Industrivarden AB Class C (Financials, Diversified Financial Services)†	303	4,568
Investor AB (Financials, Diversified Financial Services)	1,155	25,712
Kinnevik Investment AB (Financials, Diversified Financial Services)	521	11,874
Lundin Petroleum AB (Energy, Oil, Gas & Consumable Fuels)†	564	13,161
Modern Times Group AB Shares (Consumer Discretionary, Media)†	133	6,504
Nordea Bank AB (Financials, Commercial Banks)	6,670	64,313
Ratos AB B Shares (Financials, Capital Markets)	494	6,398
Sandvik AB (Industrials, Machinery)	2,556	39,054
Scania AB Class B (Industrials, Machinery)	811	16,252
Securitas AB (Industrials, Commercial Services & Supplies)	796	7,651
Skandinaviska Enskilda Banken AB Class A (Financials, Commercial Banks)	3,576	26,757
Skanska AB (Industrials, Construction & Engineering)	1,014	18,497
SKF AB Class B (Industrials, Machinery)	992	25,082
SSAB Svenskt Stal AB Class A (Materials, Metals & Mining)	392	4,109
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	1,465	26,170
Svenska Handelsbanken AB (Financials, Commercial Banks)	1,242	41,708
Swedbank AB (Financials, Commercial Banks)	2,052	35,106
Swedish Match AB (Consumer Staples, Tobacco)	540	20,623
Tele2 AB (Telecommunication Services, Diversified Telecommunication Services)	804	16,367
Telefonaktiebolaget LM Ericsson Class B Shares (Information Technology, Communications Equipment)	7,635	76,675
Teliasonera AB (Telecommunication Services, Diversified Telecommunication Services)	5,489	40,051
Volvo AB Class B (Consumer Discretionary, Automobiles)	3,521	51,377

		844,328

Switzerland : 8.15%
ABB Limited (Industrials, Electrical Equipment)	5,514	112,876
Actelion Limited (Health Care, Biotechnology)	281	10,595
Adecco SA (Industrials, Professional Services)†	336	16,839
Aryzta AG (Consumer Staples, Food Products)	214	10,621
Baloise Holding AG (Financials, Insurance)	119	9,365
Barry Callebaut AG (Consumer Staples, Food Products)	5	4,897
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,323	81,234
Credit Suisse Group AG (Financials, Capital Markets)	2,893	77,737
Geberit AG (Industrials, Building Products)	99	21,251
Givaudan SA (Materials, Chemicals)	21	19,835
Holcim Limited (Materials, Construction Materials)	622	40,564
Julius Baer Group Limited (Financials, Capital Markets)	524	20,533

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Switzerland (continued)
Julius Baer Holding AG (Financials, Capital Markets)	503	$6,644
Kuehne & Nagel International AG (Industrials, Marine)	137	18,035
Lindt & Spruengli AG (Participation Certificate) (Consumer Staples, Food Products)	2	6,135
Lonza Group AG (Health Care, Life Sciences Tools & Services)	135	7,015
Nestle SA (Consumer Staples, Food Products)	8,295	507,034
Novartis AG (Health Care, Pharmaceuticals)	5,864	319,483
Pargesa Holding SA (Financials, Diversified Financial Services)	80	5,938
Partners Group Holding AG (Financials, Diversified Financial Services)	34	6,332
Phonak Holding AG (Health Care, Health Care Equipment & Supplies)	125	13,955
Roche Holdings AG (Health Care, Pharmaceuticals)	1,765	307,270
Schindler Holding AG (Industrials, Machinery)	54	6,566
Schindler Holding AG (Participation Certificate) (Industrials, Machinery)	123	15,159
SGS Societe Generale de Surveillance Holding SA (Industrials, Commercial Services & Supplies)	14	26,230
Sika AG (Materials, Chemicals)	5	10,888
Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	23	3,646
Sulzer AG (Industrials, Machinery)	61	8,759
Swatch Group AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	114	9,060
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	78	35,366
Swiss Life Holding AG (Financials, Insurance)	80	9,223
Swiss AG (Financials, Insurance)	875	51,937
Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	59	23,503
Syngenta AG (Materials, Chemicals)	240	78,258
Transocean Limited (Energy, Energy Equipment & Services)	877	46,744
UBS AG (Financials, Diversified Financial Services)†	9,154	127,996
Zurich Financial Services AG (Financials, Insurance)	369	92,913

		2,170,436

United Kingdom : 22.38%
3I Group plc (Financials, Capital Markets)	2,452	7,392
Admiral Group plc (Financials, Insurance)	527	9,030
Aggreko plc (Industrials, Commercial Services & Supplies)	674	23,729
AMEC plc (Energy, Energy Equipment & Services)	851	14,974
Anglo American plc (Materials, Metals & Mining)	3,329	140,320
Antofagasta plc (Materials, Metals & Mining)	1,000	21,159
ARM Holdings plc (Information Technology, Semiconductors & Semiconductor Equipment)	3,419	30,977
Associated British Foods plc (Consumer Staples, Food Products)	903	17,210
AstraZeneca plc (Health Care, Pharmaceuticals)	3,277	146,366
Aviva plc (Financials, Insurance)	7,259	42,533
Babcock International Group plc (Industrials, Commercial Services & Supplies)	910	10,901
BAE Systems plc (Industrials, Aerospace & Defense)	8,154	40,564
Balfour Beatty plc (Industrials, Construction & Engineering)	1,748	7,728
Barclays plc (Financials, Commercial Banks)	29,364	114,452
BG Group plc (Health Care, Health Care Providers & Services)	8,508	205,399
BHP Billiton plc (Materials, Metals & Mining)	5,312	172,186
BP plc (Energy, Oil, Gas & Consumable Fuels)	47,602	372,895
British American Tobacco plc (Consumer Staples, Tobacco)	4,964	250,895
British Land Company plc (Financials, REITs)	2,141	16,019
British Sky Broadcasting plc (Consumer Discretionary, Media)	2,889	30,794
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	19,708	67,410
Bunzl plc (Industrials, Trading Companies & Distributors)	846	12,948
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,111	24,957
Capita Group plc (Industrials, Commercial Services & Supplies)	1,555	18,974
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	464	13,642
Centrica plc (Utilities, Multi-Utilities)	13,112	63,414
Cobham plc (Industrials, Aerospace & Defense)	2,713	8,088
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,810	48,209
Diageo plc (Consumer Staples, Beverages)	6,284	150,308
Essar Energy plc (Energy, Oil, Gas & Consumable Fuels)†	856	1,429
Eurasian Natural Resources Corporation (Materials, Metals & Mining)	677	7,545
Experian Group Limited (Financials, Diversified Financial Services)	2,544	38,267
Fresnillo plc (Materials, Metals & Mining)	455	13,768
G4S plc (Industrials, Commercial Services & Supplies)	3,577	16,457
Genting International plc (Consumer Staples, Hotels, Restaurants & Leisure)	15,000	19,370
GKN plc (Consumer Discretionary, Auto Components)	3,938	13,708

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value
United Kingdom (continued)
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	12,697	$280,169
Glencore International plc (Materials, Metals & Mining)	3,482	23,931
Hammerson plc (Financials, REITs)	1,807	11,263
HSBC Holdings plc (Financials, Commercial Banks)	44,850	396,217
ICAP plc (Financials, Capital Markets)	1,464	8,962
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	2,535	100,460
Inmarsat plc (Telecommunication Services, Diversified Telecommunication Services)	1,155	8,813
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	736	16,791
International Power plc (Utilities, Independent Power Producers & Energy Traders)	3,874	21,318
Intertek Group plc (Industrials, Commercial Services & Supplies)	406	14,953
Invensys plc (Industrials, Machinery)	2,127	7,042
Investec plc (Financials, Capital Markets)	1,365	8,686
ITV plc (Consumer Discretionary, Media)	9,367	12,808
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	3,140	14,901
Johnson Matthey plc (Materials, Chemicals)	544	19,975
Kazakhmys plc (Materials, Metals & Mining)	517	9,121
Kingfisher plc (Consumer Discretionary, Specialty Retail)	5,994	27,101
Land Securities Group plc (Financials, REITs)	1,987	21,338
Legal & General Group plc (Financials, Insurance)	14,886	28,608
Liberty International plc (Financials, REITs)	1,382	7,315
Lloyds TSB Group plc (Financials, Commercial Banks)†	104,547	58,105
London Stock Exchange Group plc (Financials, Diversified Financial Services)	375	5,381
Lonmin plc (Materials, Metals & Mining)	458	8,037
Man Group plc (Financials, Capital Markets)	4,781	9,956
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	4,019	23,210
Meggitt plc (Industrials, Aerospace & Defense)	1,971	12,116
National Grid plc (Utilities, Multi-Utilities)	9,023	92,085
Next plc (Consumer Discretionary, Multiline Retail)	437	19,265
Old Mutual plc (Financials, Insurance)	14,015	35,474
Pearson plc (Consumer Discretionary, Media)	2,065	39,390
Petrofac Limited (Energy, Energy Equipment & Services)	658	16,655
Prudential plc (Financials, Insurance)	6,460	73,225
Reckitt Benckiser Group (Consumer Staples, Household Products)	1,570	86,920
Reed Elsevier plc (Consumer Discretionary, Media)	3,084	27,009
Resolution Limited (Financials, Insurance)	3,615	15,470
Rexam plc (Materials, Containers & Packaging)	2,223	14,680
Rio Tinto plc (Materials, Metals & Mining)	3,450	196,712
Rolls Royce Holdings plc (Industrials, Aerospace & Defense)	4,747	61,473
Royal Bank of Scotland Group plc (Financials, Commercial Banks)†	45,047	20,009
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	9,093	330,766
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	6,696	248,154
SABMiller plc (Consumer Staples, Beverages)	2,417	97,957
Sage Group plc (Information Technology, Software)	3,356	16,583
Schroders plc (Financials, Capital Markets)	278	6,838
Scottish & Southern Energy plc (Utilities, Electric Utilities)	2,375	48,741
Segro plc (Financials, REITs)	1,793	6,703
Serco Group plc (Industrials, Commercial Services & Supplies)	1,251	11,046
Severn Trent plc (Utilities, Water Utilities)	612	15,335
Shire Limited plc (Health Care, Pharmaceuticals)	1,426	49,864
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)	2,263	22,249
Smiths Group plc (Industrials, Industrial Conglomerates)	995	17,222
Standard Chartered plc (Financials, Commercial Banks)	5,990	154,140
Standard Life plc (Financials, Insurance)	5,903	21,834
Tate & Lyle plc (Consumer Staples, Food Products)	1,185	13,149
Tesco plc (Consumer Staples, Food & Staples Retailing)	20,323	102,201
TUI Travel plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,265	3,985
Tullow Oil plc (Energy, Oil, Gas & Consumable Fuels)	2,292	53,784
Unilever plc (Consumer Staples, Food Products)	3,214	103,848
United Utilities Group plc (Utilities, Multi-Utilities)	1,729	16,820
Vedanta Resources plc (Materials, Metals & Mining)	299	6,850
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	126,455	340,694
Weir Group plc (Industrials, Machinery)	536	17,958
Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	453	12,230
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)	5,551	25,610
Wolseley plc (Industrials, Trading Companies & Distributors)	722	27,981

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name			Shares	Value
United Kingdom (continued)
WPP plc (Consumer Discretionary, Media)			3,198	$40,880
Xstrata plc (Materials, Metals & Mining)			5,262	100,454

				5,962,837

United States : 0.11%
NYSE Euronext (Financials, Diversified Financial Services)			1	30
Synthes Incorporated (Health Care, Health Care Equipment & Supplies)†			166	28,734

				28,764

Total Common Stocks (Cost $24,201,038)				26,251,062

	Dividend Yield
Preferred Stocks : 0.53%

Germany : 0.53%
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	2.98%		133	7,887
Henkel KGaA (Consumer Staples, Household Products)	1.31		452	29,417
Porsche AG (Consumer Discretionary, Automobiles)	1.13		388	25,260
ProSiebenSat.1 AG (Consumer Discretionary, Media)	5.83		200	5,197
RWE AG (Utilities, Electric Utilities)	10.54		116	4,876
Volkswagen AG (Consumer Discretionary, Automobiles)	1.70		367	68,625

Total Preferred Stocks (Cost $108,865)				141,262

		Expiration Date
Warrants : 0.00%

Singapore : 0.00%
Golden Agri-Resources Limited (Consumer Staples, Food Products)†		07/23/2012	2,828	407

Total Warrants (Cost $0)				407

Short-Term Investments : 0.48%

	Yield
Investment Companies : 0.48%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)	0.02%		19,537	19,537
Wells Fargo Securities Lending Cash Investment, LLC (r)(v)(l)(u)	0.15		106,994	106,994

Total Short-Term Investments (Cost $126,531)				126,531

Total Investments in Securities (Cost $24,436,434)*	99.53%			26,519,262

Other Assets and Liabilities, Net	0.47			126,270

Total Net Assets	100.00%			$26,645,532

«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
†	Non-income earning security.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO

*	Cost for federal income tax purposes is $25,833,703 and net unrealized appreciation consists of:

Gross unrealized appreciation	$2,137,885
Gross unrealized depreciation	(1,452,326)

Net unrealized appreciation	$685,559

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage International Index Portfolio (the “Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Futures contracts

The Portfolio may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	26,251,062	0	0	26,251,062
Preferred stocks	141,262	0	0	141,262
Warrants	0	407	0	407
Short-term investments
Investment companies	19,537	106,994	0	126,531

	$26,411,861	$107,401	$0	$26,519,262

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

As of February 29, 2012, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$67,498	$0	$0	$67,498

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Derivative transactions

During the nine months ended February 29, 2012, the Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At February 29, 2012, the Portfolio had long futures contracts outstanding as follows:

			Contract	Net
Expiration Date	Contracts	Type	Value at February 29, 2012	Unrealized Gains (Losses)
March 2012	8 Long	MSCI EAFE Index	$624,280	$67,498

As of February 29, 2012, the Portfolio had an average notional amount of $605,217 in long futures contracts during the nine months ended February 29, 2012.

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 94.88%

Australia : 4.64%
Bendigo Bank Limited (Financials, Commercial Banks)	272,500	$2,259,036
BlueScope Steel Limited (Materials, Metals & Mining)	404,900	182,379
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	475,400	2,110,750
Downer EDI Limited (Industrials, Commercial Services & Supplies)	425,500	1,802,494
Goodman Fielder Limited (Consumer Staples, Food Products)	2,434,683	1,723,311
Grain Corporation Limited (Consumer Staples, Food Products)	114,000	968,298
Metcash Limited (Consumer Staples, Food & Staples Retailing)	446,500	2,030,320
Mincor Resources NL (Materials, Metals & Mining)	570,994	431,716
OneSteel Limited (Materials, Metals & Mining)	934,300	1,062,110
Sally Malay Mining Limited (Materials, Metals & Mining)	368,800	524,064
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	615,200	2,177,246

		15,271,724

Austria : 0.95%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks)	22,100	554,574
OMV AG (Energy, Oil, Gas & Consumable Fuels)	41,100	1,529,377
Voestalpine AG (Materials, Metals & Mining)	29,200	1,035,018

		3,118,969

Belgium : 1.41%
Delhaize Group (Consumer Staples, Food & Staples Retailing)	39,400	2,165,582
KBC Groep NV (Financials, Commercial Banks)	53,400	1,261,399
Tessenderlo Chemie NV (Materials, Chemicals) †	37,000	1,211,673

		4,638,654

Brazil : 2.17%
Banco do Brasil SA (Financials, Commercial Banks)	130,500	2,101,223
Cia Saneamento Basico de Sau Paulo (Utilities, Water Utilities) †	84,400	3,187,270
Cia Saneamento Minas Gerais (Utilities, Water Utilities) †	72,400	1,838,195

		7,126,688

Canada : 2.23%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)«	54,400	2,591,209
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	58,500	3,030,684
Westjet Airlines Limited (Industrials, Airlines)	120,000	1,708,828

		7,330,721

China : 2.25%
China Communications (Telecommunication Services, Diversified Telecommunication Services)	2,222,000	1,143,057
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	4,269,000	4,893,042
China Railway Construction Corporation (Industrials, Construction & Engineering)	1,747,500	1,374,352

		7,410,451

Denmark : 0.85%
Danske Bank AS (Financials, Commercial Banks)	45,600	821,231
H. Lundbeck AS (Health Care, Pharmaceuticals)	93,000	1,966,526

		2,787,757

Finland : 0.75%
Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services) †	183,900	965,339

1

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value
Finland (continued)
TietoEnator Oyj (Information Technology, IT Services)«	82,700	$1,517,195

		2,482,534

France : 7.14%
AXA SA (Financials, Insurance)	54,000	870,884
BNP Paribas SA (Financials, Commercial Banks)	30,200	1,474,025
Credit Agricole SA (Financials, Commercial Banks)	219,328	1,404,656
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services) †	86,100	1,314,014
Rallye SA (Consumer Staples, Food & Staples Retailing) †	22,900	834,744
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	88,338	6,533,120
SCOR SE (Financials, Insurance)	109,700	2,903,334
Societe Generale (Financials, Commercial Banks)	18,428	595,377
Total SA (Energy, Oil, Gas & Consumable Fuels)	85,500	4,783,148
Vivendi SA (Consumer Discretionary, Media)	130,400	2,800,557

		23,513,859

Germany : 8.03%
Allianz AG (Financials, Insurance)	33,100	4,014,342
BASF SE (Materials, Chemicals) †	46,500	4,082,632
Daimler AG (Consumer Discretionary, Automobiles)	56,100	3,392,913
Deutsche Bank AG (Financials, Capital Markets)	41,200	1,924,195
E.ON AG (Utilities, Electric Utilities)	52,800	1,214,514
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	1,720,818
Metro AG (Consumer Staples, Food & Staples Retailing)	49,800	1,971,878
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	19,700	2,872,657
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,542,616
RWE AG (Utilities, Multi-Utilities)	40,900	1,863,594
Thyssenkrupp AG (Materials, Metals & Mining)	68,300	1,843,125

		26,443,284

Hong Kong : 2.42%
Cathay Pacific Airways Limited (Industrials, Airlines)	543,000	1,078,131
Guangdong Investment Limited (Utilities, Water Utilities)	2,772,000	1,822,697
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	1,133,500	679,556
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,204,000	1,307,135
Lonking Holdings Limited (Industrials, Machinery)«	3,973,000	1,613,541
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	429,500	1,478,514

		7,979,574

India : 0.72%
Tata Steel Limited GDR (Industrials, Machinery) †	245,900	2,365,558

Indonesia : 0.24%
PT Japfa Comfeed Indonesia TBK (Consumer Staples, Food Products) †	1,621,000	777,253

Ireland : 0.02%
Allied Irish Banks plc (Financials, Commercial Banks) †	79,300	13,418
Bank of Ireland plc (Financials, Commercial Banks)	225,000	40,469
Irish Life & Permanent Group Holdings plc (Financials, Insurance) †	111,500	6,388

		60,275

Israel : 1.03%
Bank Hapoalim Limited (Financials, Commercial Banks)	451,300	1,462,159
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	42,753	1,915,461

		3,377,620

2

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Italy : 2.05%
Benetton Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	141,055	$871,984
Enel SpA (Utilities, Multi-Utilities) †	688,400	2,762,471
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	135,200	3,117,996

		6,752,451

Japan : 18.10%
Adeka Corporation (Materials, Chemicals)	203,200	1,947,260
Chiba Bank Limited (Financials, Commercial Banks) †	208,000	1,315,193
Comsys Holdings Corporation (Industrials, Construction & Engineering)	169,600	1,840,167
Edion Corporation (Consumer Discretionary, Specialty Retail)	73,600	533,281
Eizo Nanao Corporation (Information Technology, Computers & Peripherals) (i)	63,300	1,387,632
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	378,000	1,646,107
Hitachi Capital Corporation (Financials, Consumer Finance)	57,700	892,934
Itochu Corporation (Industrials, Trading Companies & Distributors)	168,000	1,911,674
JX Holdings Incorporated (Energy, Energy Equipment & Services) †	408,000	2,559,724
Kaneka Corporation (Industrials, Professional Services)	52,000	298,733
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	500	3,173,822
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	1,752,503
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	1,744,175
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,687,981
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	39,100	1,493,486
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	869,486
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	54,300	934,502
Mitsui Mining & Smelting Company Limited (Materials, Metals & Mining)	498,000	1,507,049
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	1,831,300	3,063,806
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	73,100	1,874,036
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	107,000	1,000,369
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	74,600	3,519,387
Nissan Shatai Company Limited (Consumer Discretionary, Auto Components)	170,000	1,716,939
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	1,400	2,390,454
Rengo Company Limited (Materials, Containers & Packaging)	208,000	1,468,717
Ryosan Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	19,700	403,257
Sankyu Incorporated (Industrials, Road & Rail)	313,000	1,220,581
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	80,800	1,531,711
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,000	1,259,417
Sumitomo Corporation (Industrials, Trading Companies & Distributors)«	285,000	4,224,689
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	69,900	2,370,701
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	396,000	1,373,748
The Keiyo Bank Limited (Financials, Commercial Banks)	62,000	295,165
Toshiba TEC Corporation (Information Technology, Office Electronics)	234,000	866,453
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	29,400	1,506,348

		59,581,487

Liechtenstein : 0.21%
Verwaltungs-Und Privat-Bank AG (Financials, Capital Markets) (i)	7,800	702,664

Netherlands : 2.62%
Aegon NV (Financials, Insurance)	151,800	794,815
ING Groep NV (Financials, Diversified Financial Services) †	237,100	2,103,184
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	192,800	2,666,283
Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	52,700	2,931,359
Nutreco Holding NV (Consumer Staples, Food Products)	1,740	130,422

		8,626,063

Norway : 1.49%
Atea ASA (Information Technology, IT Services) †	158,200	1,882,188

3

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value
Norway (continued)
DnB Nor ASA (Financials, Commercial Banks)	98,900	$1,269,559
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	61,700	1,766,200

		4,917,947

Philippines : 0.62%
Universal Robina Corporation (Consumer Staples, Food Products)	1,657,400	2,054,548

Poland : 0.16%
Asseco Poland SA (Information Technology, Software)	29,400	509,588

Portugal : 0.14%
Banco BPI SA (Financials, Commercial Banks)« †	245,688	179,704
Banco Espirito Santo SA (Financials, Commercial Banks)«	131,400	290,431

		470,135

Russia : 2.42%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	150,014	4,080,381
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	23,799
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	3,876,641

		7,980,821

Singapore : 0.50%
United Overseas Bank Limited (Financials, Commercial Banks) †	113,000	1,630,872

South Africa : 0.78%
Exxaro Resources Limited (Materials, Metals & Mining)	91,400	2,567,296

South Korea : 2.27%
Industrial Bank of Korea (Financials, Commercial Banks) †	192,500	2,236,922
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	22,300	2,900,311
Woori Finance Holdings Company Limited (Financials, Commercial Banks) †	212,200	2,323,583

		7,460,816

Spain : 3.08%
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	185,200	1,660,326
Banco Espanol de Credito SA (Financials, Commercial Banks)«	146,100	780,542
Banco Santander Central Hispano SA (Financials, Commercial Banks) †	430,300	3,569,867
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels) †	123,800	3,227,850
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services) †	52,400	894,298

		10,132,883

Sweden : 2.15%
Boliden AB (Materials, Metals & Mining)	169,300	2,965,462
Saab AB (Industrials, Aerospace & Defense)	113,500	2,291,682
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	101,800	1,818,517

		7,075,661

Switzerland : 6.61%
Baloise Holding AG (Financials, Insurance)	28,800	2,266,564
Clariant AG (Materials, Chemicals) †	101,215	1,415,242
Credit Suisse Group AG (Financials, Capital Markets)	76,500	2,055,615
Georg Fischer AG (Industrials, Machinery)	1,800	855,035
Novartis AG (Health Care, Pharmaceuticals)	82,500	4,494,777
Roche Holdings AG (Health Care, Pharmaceuticals)	29,500	5,135,680
Swiss Re Limited (Financials, Insurance) †	28,900	1,715,408

4

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name		Shares	Value
Switzerland (continued)
Zurich Financial Services AG (Financials, Insurance)		15,200	$3,827,302

			21,765,623

Thailand : 0.30%
Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels) †		1,255,100	974,553

United Kingdom : 16.53%
Amlin plc (Financials, Insurance)		190,400	1,064,417
AstraZeneca plc (Health Care, Pharmaceuticals)		109,800	4,904,164
Aviva plc (Financials, Insurance)		220,500	1,291,972
BAE Systems plc (Industrials, Aerospace & Defense)		684,100	3,403,223
Barclays plc (Financials, Commercial Banks)		242,900	946,753
BP plc (Energy, Oil, Gas & Consumable Fuels)		459,300	3,597,969
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)		1,421,700	4,862,833
DS Smith plc (Industrials, Professional Services)		337,400	903,920
Firstgroup plc (Industrials, Road & Rail)		254,700	1,191,700
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		127,600	2,815,594
Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure) †		184,200	1,472,545
Home Retail Group plc (Consumer Discretionary, Internet & Catalog Retail)		442,800	718,540
Kesa Electricals plc (Consumer Discretionary, Specialty Retail)		679,100	805,423
LogicaCMG plc (Industrials, Professional Services)		949,700	1,300,110
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		632,790	985,565
Next plc (Consumer Discretionary, Multiline Retail)		35,500	1,564,976
Old Mutual plc (Financials, Insurance)		1,123,200	2,842,956
Pace plc (Consumer Discretionary, Household Durables)		374,800	529,189
Premier Foods plc (Consumer Staples, Food Products) †		315,100	58,902
Royal & Sun Alliance Insurance Group plc (Financials, Insurance)		443,900	771,877
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)« †		14,300	521,926
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)« †		264,000	9,783,844
Thomas Cook Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		389,400	175,008
Tullett Prebon plc (Financials, Capital Markets)		279,500	1,426,014
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		1,698,900	4,577,158
WH Smith Public Limited Corporation (Consumer Discretionary, Specialty Retail)		223,600	1,892,458

			54,409,036

United States : 0.00%
Colfax Corporation (Industrials, Machinery)		1	24

Total Common Stocks (Cost $355,124,821)			312,297,389

	Dividend Yield
Preferred Stocks : 1.13%
Brazil : 1.13%
Cia Energetica de Minas Gerais (Energy, Oil, Gas & Consumable Fuels)	4.17%	162,300	3,720,921

Total Preferred Stocks (Cost $2,729,161)			3,720,921

Short-Term Investments : 5.76%

	Yield
Investment Companies : 5.76%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (u)(l)	0.02	3,665,572	3,665,572

5

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO

Security Name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(u)(l)		0.15%	15,296,592	$15,296,592

Total Short-Term Investments (Cost $18,962,164)				18,962,164

Total Investments in Securities (Cost $376,816,146)*	101.77%			334,980,474
Other Assets and Liabilities, Net	(1.77)			(5,819,503)

Total Net Assets	100.00%			$329,160,971

«	All or a portion of this security is on loan.
†	Non-income earning security.
(i)	Illiquid security.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $377,707,150 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$28,401,685
Gross unrealized depreciation	(71,128,361)

Net unrealized depreciation	$(42,726,676)

6

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage International Value Portfolio (the “Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$308,396,949	$3,900,440	0	$312,297,389
Preferred stocks	3,720,921	0	0	3,720,921
Short-term investments
Investment companies	3,665,572	15,296,592	0	18,962,164

	$315,783,442	$19,197,032	$0	$334,980,474

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 17.40%

Consumer Discretionary : 1.68%

Hotels, Restaurants & Leisure : 0.19%
Starwood Hotels & Resorts Worldwide Incorporated	11,412	$615,107

Household Durables : 0.39%
Newell Rubbermaid Incorporated	43,484	795,757
Toll Brothers Incorporated †	20,960	491,722

		1,287,479

Media : 0.55%
DIRECTV Group Incorporated «†	13,330	617,446
Omnicom Group Incorporated	11,907	588,682
Walt Disney Company	14,152	594,242

		1,800,370

Multiline Retail : 0.17%
Target Corporation	9,961	564,689

Specialty Retail : 0.38%
Home Depot Incorporated	26,659	1,268,169

Consumer Staples : 1.00%

Beverages : 0.16%
PepsiCo Incorporated	8,347	525,360

Food & Staples Retailing : 0.39%
CVS Caremark Corporation	28,394	1,280,569

Food Products : 0.20%
Sara Lee Corporation †	32,046	648,932

Household Products : 0.25%
Procter & Gamble Company «	12,234	826,040

Energy : 2.28%

Energy Equipment & Services : 0.56%
Nabors Industries Limited †	43,158	939,981
Noble Corporation	22,128	889,103

		1,829,084

Oil, Gas & Consumable Fuels : 1.72%
Apache Corporation	6,034	651,250
Chevron Corporation	16,193	1,766,980
ConocoPhillips Company	14,608	1,118,242
Devon Energy Corporation	9,312	682,663
Pioneer Natural Resources Company	7,251	795,000
Whiting Petroleum Corporation †	11,163	654,598

		5,668,733

Financials : 4.68%

Capital Markets : 0.36%
Goldman Sachs Group Incorporated	5,021	578,118

1

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE COMPANY VALUE PORTFOLIO

Security Name	Shares	Value
Capital Markets (continued)
State Street Corporation	14,517	$613,053

		1,191,171

Commercial Banks : 0.87%
Comerica Incorporated	26,485	786,340
First Republic Bank Corporation †	35,798	1,073,582
KeyCorp Incorporated	125,627	1,017,579

		2,877,501

Consumer Finance : 0.46%
Capital One Financial Corporation	17,803	900,832
SLM Corporation	38,923	613,426

		1,514,258

Diversified Financial Services : 1.20%
Bank of America Corporation	102,205	814,574
Berkshire Hathaway Incorporated Class B †	7,708	604,693
Citigroup Incorporated	28,306	943,156
JPMorgan Chase & Company	40,720	1,597,853

		3,960,276

Insurance : 1.10%
ACE Limited	15,177	1,088,343
Hartford Financial Services Group Incorporated	27,893	577,664
MetLife Incorporated	21,538	830,290
The Travelers Companies Incorporated	19,392	1,124,154

		3,620,451

REITs : 0.69%
Alexandria Real Estate Equities Incorporated «	10,590	759,197
Simon Property Group Incorporated	11,048	1,496,783

		2,255,980

Health Care : 2.04%

Health Care Equipment & Supplies : 0.17%
Stryker Corporation	10,317	553,404

Health Care Providers & Services : 0.34%
CIGNA Corporation	25,198	1,111,484

Pharmaceuticals : 1.53%
Abbott Laboratories	9,587	542,720
Hospira Incorporated †	18,005	641,338
Johnson & Johnson Services Incorporated	15,612	1,016,029
Merck & Company Incorporated	24,286	926,997
Pfizer Incorporated	63,635	1,342,699
Teva Pharmaceutical Industries Limited ADR	12,691	568,684

		5,038,467

Industrials : 1.59%

Airlines : 0.17%
Southwest Airlines Company	60,988	547,672

2

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Construction & Engineering : 0.17%
URS Corporation	12,599	$549,946

Industrial Conglomerates : 0.61%
General Electric Company	106,089	2,020,995

Machinery : 0.41%
Dover Corporation	13,828	885,269
Eaton Corporation	9,039	471,745

		1,357,014

Road & Rail : 0.23%
Norfolk Southern Corporation	11,230	773,747

Information Technology : 1.71%

Communications Equipment : 0.34%
Cisco Systems Incorporated	57,062	1,134,393

Computers & Peripherals : 0.46%
Dell Incorporated †	32,199	557,043
EMC Corporation †	33,963	940,435

		1,497,478

Internet Software & Services : 0.17%
Google Incorporated Class A †	913	564,462

IT Services : 0.32%
Accenture plc	17,712	1,054,572

Semiconductors & Semiconductor Equipment : 0.23%
Maxim Integrated Products Incorporated	26,842	748,623

Software : 0.19%
Microsoft Corporation	19,446	617,216

Materials : 0.47%

Chemicals : 0.37%
Ashland Incorporated	9,495	603,502
Huntsman Corporation	44,086	602,215

		1,205,717

Metals & Mining : 0.10%
Alcoa Incorporated	33,415	339,831

Telecommunication Services : 0.70%

Diversified Telecommunication Services : 0.60%
AT&T Incorporated	37,250	1,139,478
Verizon Communications Incorporated «	22,277	848,976

		1,988,454

Wireless Telecommunication Services : 0.10%
NII Holdings Incorporated †	18,381	328,652

Utilities : 1.25%

Electric Utilities : 0.56%
Duke Energy Corporation «	46,472	972,194

3

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE COMPANY VALUE PORTFOLIO

Security Name			Shares	Value
Electric Utilities (continued)
Entergy Corporation			12,691	$845,601

				1,817,795

Multi-Utilities : 0.50%
Dominion Resources Incorporated			15,612	787,938
NiSource Incorporated «			36,063	865,512

				1,653,450

Water Utilities : 0.19%
American Water Works Company Incorporated			18,351	629,072

Total Common Stocks (Cost $49,687,876)				57,266,612

			Principal
Other : 0.02%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$96,932	26,172
VFNC Corporation, Pass-Through Entity 0.24% (a)(i)(v)±144A			109,317	47,006

Total Other (Cost $32,093)				73,178

Short-Term Investments : 1.70%

		Yield	Shares
Investment Companies : 1.70%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.02%	1,792,259	1,792,259
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.15	3,793,232	3,793,232

Total Short-Term Investments (Cost $5,585,491)				5,585,491

Total Investments in Securities (Cost $55,305,458)*	106.28%			62,925,281
Other Assets and Liabilities, Net	(6.28)			(3,719,767)

Total Net Assets	100.00%			$59,205,514

«	All or a portion of this security is on loan.
†	Non-income earning security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
±	Variable rate investment.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $56,445,595 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,385,660
Gross unrealized depreciation	(905,974)

Net unrealized appreciation	$6,479,686

4

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Large Company Value Portfolio (the “Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Portfolio holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Futures contracts

The Portfolio may be subject to equity risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$57,266,612	$0	$0	$57,266,612
Other	0	0	73,178	73,178
Short-term investments
Investment companies	1,792,259	3,793,232	0	5,585,491

	$59,058,871	$3,793,232	$73,178	$62,925,281

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$115,417
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(16,280)
Purchases	0
Sales	(25,959)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of February 29, 2012	$73,178

Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$(28,877)

Derivative transactions

During the nine months ended February 29, 2012, the Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

As of February 29, 2012, the Portfolio did not have any open futures contracts but had an average notional amount of $314,638 in long futures contracts during the nine months ended February 29, 2012.

WELLS FARGO ADVANTAGE SMALL CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 95.42%

Consumer Discretionary : 8.08%

Auto Components : 0.89%
Gentex Corporation	18,830	$445,330

Automobiles : 0.06%
Winnebago Industries Incorporated †	3,670	32,736

Diversified Consumer Services : 1.09%
Cambium Learning Group Incorporated †	33,083	95,279
Corinthian Colleges Incorporated †	100,305	450,369
Voyager Expanded Learning Corporation (a)(i)	58,950	0

		545,648

Hotels, Restaurants & Leisure : 1.17%
Century Casinos Incorporated †	168,930	473,004
Empire Resorts Incorporated †	39,303	114,765

		587,769

Household Durables : 2.16%
Cavco Industries Incorporated †	13,610	613,675
KB Home Incorporated	5,290	60,412
Nobility Homes Incorporated †	32,470	231,836
Skyline Corporation	21,862	175,989

		1,081,912

Media : 0.78%
Outdoor Channel Holdings Incorporated	55,532	391,501

Specialty Retail : 1.93%
Collective Brands Incorporated †	30,980	558,260
Monro Muffler Brake Incorporated	685	31,421
rue21 Incorporated †	4,635	123,662
Talbots Incorporated †	35,325	104,562
Vitamin Shoppe Incorporated †	3,540	150,202

		968,107

Consumer Staples : 1.15%

Household Products : 0.46%
WD-40 Company	5,310	228,755

Personal Products : 0.69%
Prestige Brands Holdings Incorporated †	21,122	348,513

Energy : 21.92%

Energy Equipment & Services : 8.83%
Helix Energy Solutions Group Incorporated †	27,565	530,351
Helmerich & Payne Incorporated	5,140	315,082
ION Geophysical Corporation †	90,945	651,166
Key Energy Services Incorporated †	26,895	458,829
Matrix Service Company †	48,718	645,026
Newpark Resources Incorporated †	94,470	743,479
Oceaneering International Incorporated	11,275	611,894
PHI Incorporated (non-voting) †	10,455	231,056
PHI Incorporated (voting) †	3,062	65,955

1

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL CAP VALUE PORTFOLIO

Security Name	Shares	Value
Energy Equipment & Services (continued)
Willbros Group Incorporated †	42,014	$176,459

		4,429,297

Oil, Gas & Consumable Fuels : 13.09%
Cabot Oil & Gas Corporation	5,180	180,678
Endeavour International Corporation †	11,958	138,354
Energy XXI (Bermuda) Limited †	4,650	174,050
Forest Oil Corporation †	12,190	157,617
InterOil Corporation †	51,959	3,122,727
Lone Pine Resources Incorporated †	8,163	60,651
McMoRan Exploration Company †	87,759	1,228,626
PetroQuest Energy Incorporated †	9,355	57,066
Range Resources Corporation	17,835	1,135,733
Sanchez Energy Corporation †	2,760	66,047
Triangle Petroleum Corporation †	34,948	250,577

		6,572,126

Financials : 16.50%

Capital Markets : 0.56%
Artio Global Investos Incorporated	58,585	280,622

Commercial Banks : 3.78%
1st United Bancorp Incorporated †	40,110	236,649
Bancorp Incorporated †	14,135	117,603
BBCN Bancorp Incorporated †	14,893	152,653
City National Corporation	5,095	239,465
First Horizon National Corporation	14,555	136,817
Hancock Holding Company	354	12,018
Iberiabank Corporation	5,010	265,730
Pacific Premier Bancorp Incorporated †	34,956	262,520
Park Sterling Corporation †	12,480	56,784
Sterling Bancorp	15,000	133,500
Univest Corporation of Pennsylvania	7,271	114,882
Washington Banking Company	11,650	147,839
Western Liberty Bancorp †	8,420	23,829

		1,900,289

Insurance : 2.64%
Argo Group International Holdings Limited	26,905	803,114
Hilltop Holdings Incorporated †	35,037	288,705
Mercury General Corporation	5,475	234,768

		1,326,587

REITs : 9.06%
Anworth Mortgage Asset Corporation	33,830	219,895
Capstead Mortgage Corporation	46,370	616,721
Chimera Investment Corporation	503,010	1,544,241
Crexus Investment Corporation	23,900	266,485
Hatteras Financial Corporation	11,975	341,048
MFA Mortgage Investments Incorporated	67,825	495,123
Origen Financial Incorporated	163,405	210,792
Redwood Trust Incorporated	26,716	309,104
UMH Properties Incorporated	53,722	542,592

		4,546,001

Thrifts & Mortgage Finance : 0.46%
First Niagara Financial Group Incorporated	18,210	174,088

2

WELLS FARGO ADVANTAGE SMALL CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Thrifts & Mortgage Finance (continued)
Northwest Bancshares Incorporated	4,400	$55,528

		229,616

Health Care : 7.41%

Biotechnology : 1.56%
Discovery Laboratories Incorporated †	102,015	364,194
Infinity Pharmaceuticals Incorporated †	51,480	419,562

		783,756

Health Care Equipment & Supplies : 2.83%
Allied Healthcare Products Incorporated †	82,700	277,045
EnteroMedics Incorporated †	81,880	178,498
Orasure Technologies Incorporated †	96,234	965,227

		1,420,770

Health Care Providers & Services : 1.41%
Cross Country Healthcare Incorporated †	34,302	194,149
Ensign Group Incorporated	10,175	278,897
Gentiva Health Services Incorporated †	29,840	234,244

		707,290

Health Care Technology : 0.68%

Omnicell Incorporated †	22,820	340,474

Life Sciences Tools & Services : 0.93%
Accelrys Incorporated †	34,640	275,042
Nordion Incorporated	19,205	191,474

		466,516

Industrials : 14.19%

Air Freight & Logistics : 0.55%
Pacer International Incorporated †	50,184	277,016

Airlines : 0.60%
JetBlue Airways Corporation †	59,085	301,334

Building Products : 0.85%
Patrick Industries Incorporated †	68,914	426,578

Commercial Services & Supplies : 3.67%
ABM Industries Incorporated	25,868	587,204
ACCO Brands Corporation †	22,910	270,338
GEO Group Incorporated †	42,024	740,043
Healthcare Services Group	12,649	246,403

		1,843,988

Construction & Engineering : 4.38%
Chicago Bridge & Iron Company NV	14,495	674,307
Integrated Electrical Services Incorporated †	45,475	115,507
MYR Group Incorporated †	19,510	390,785
Primoris Services Corporation	53,461	822,230

3

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL CAP VALUE PORTFOLIO

Security Name	Shares	Value
Construction & Engineering (continued)
Sterling Construction Company Incorporated †	18,723	$194,158
		2,196,987

Electrical Equipment : 0.64%

GrafTech International Limited †	25,290	321,436

Machinery : 1.61%
Actuant Corporation Class A	14,275	402,127
Hardinge Incorporated	41,225	405,242

		807,369

Professional Services : 1.89%

Hill International Incorporated †	176,599	946,571

Information Technology : 10.34%

Communications Equipment : 2.73%
Brocade Communications Systems Incorporated †	50,900	294,202
China GrenTech Corporation Limited ADR †	82,219	249,124
MRV Communications Incorporated	58,020	58,600
Sandvine Corporation †	472,170	770,345

		1,372,271

Computers & Peripherals : 1.81%
Cray Incorporated †	52,671	419,788
Intermec Incorporated †	65,525	490,127

		909,915

Electronic Equipment, Instruments & Components : 2.95%
Coherent Incorporated †	12,125	672,695
OSI Systems Incorporated †	10,035	592,065
Power One Incorporated †	50,160	217,694

		1,482,454

IT Services : 2.43%
Convergys Corporation †	35,090	451,959
Official Payments Holdings Incorporated †	151,167	764,905

		1,216,864

Semiconductors & Semiconductor Equipment : 0.42%
MEMC Electronic Materials Incorporated †	53,345	209,646

Materials : 14.86%

Containers & Packaging : 1.01%
Intertape Polymer Group Incorporated †	120,929	507,902

Metals & Mining : 13.44%
Eldorado Gold Corporation	16,660	255,065
Goldcorp Incorporated	9,105	441,593
Great Basin Gold Limited †	185,598	167,020
Petaquilla Minerals Limited †	106,930	64,158
Randgold Resources Limited ADR	29,305	3,362,163
Royal Gold Incorporated	9,700	673,665
San Gold Corporation †	89,190	148,956
Sandstorm Gold Limited †	521,070	858,400
Sandstorm Metals & Energy Limited †	73,099	33,615

4

WELLS FARGO ADVANTAGE SMALL CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name			Shares	Value
Metals & Mining (continued)
Silver Standard Resources Incorporated †			29,504	$505,994
United States Steel Corporation			8,635	235,045

				6,745,674

Paper & Forest Products : 0.41%
Wausau Paper Corporation			21,660	202,304

Telecommunication Services : 0.97%

Diversified Telecommunication Services : 0.97%
Cincinnati Bell Incorporated †			129,995	487,481

Total Common Stocks (Cost $39,794,998)				47,889,405

Investment Companies : 1.64%
Market Vectors Junior Gold Miners ETF			25,831	721,202
SPDR KBW Regional Banking ETF			3,858	103,742

Total Investment Companies (Cost $858,118)				824,944

		Expiration Date
Warrants : 0.06%

Health Care : 0.06%

Health Care Equipment & Supplies : 0.06%
EnteroMedics Incorporated †(a)(i)		05/14/2016	9,104	9,285
Enteromedics Incorporated †(a)(i)		09/28/2016	16,376	18,893

Total Warrants (Cost $0)				28,178

		Yield
Short-Term Investments : 3.11%

Investment Companies : 3.11%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.02%	1,560,011	1,560,011

Total Short-Term Investments (Cost $1,560,011)				1,560,011

Total Investments in Securities (Cost $42,213,127)*	100.23%			50,302,538
Other Assets and Liabilities, Net	(0.23)			(114,846)

Total Net Assets	100.00%			$50,187,692

†	Non-income earning security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $44,512,304 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,819,956
Gross unrealized depreciation	(4,029,722)

Net unrealized appreciation	$5,790,234

5

WELLS FARGO ADVANTAGE SMALL CAP VALUE PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS –FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small Cap Value Portfolio (the “Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$47,889,405	$0	$0	$47,889,405
Investment companies	824,944	0	0	824,944
Warrants	0	28,178	0	28,178
Short-term investments
Investment companies	1,560,011	0	0	1,560,011

	$50,274,360	$28,178	$0	$50,302,538

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants
Balance as of May 31, 2011	$18,117
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(6,646)
Purchases	0
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	(11,471)

Balance as of February 29, 2012	$0

Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$0

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 96.02%

Consumer Discretionary : 13.55%

Auto Components : 1.37%
Gentex Corporation «	152,500	$3,606,625

Hotels, Restaurants & Leisure : 0.78%
Caribou Coffee Comapany Incorporated «†	79,650	1,320,597
Ruby Tuesday Incorporated †	96,230	748,669

		2,069,266

Leisure Equipment & Products : 0.05%
Black Diamond Incorporated †	17,040	141,091

Media : 2.18%
Arbitron Incorporated	68,230	2,281,611
Lions Gate Entertainment Corporation «†	254,680	3,484,022

		5,765,633

Specialty Retail : 7.83%
Cabela’s Incorporated «†	71,840	2,548,883
Chico’s FAS Incorporated	109,140	1,638,191
Dick’s Sporting Goods Incorporated «	70,040	3,134,990
Express Incorporated †	141,370	3,364,606
Finish Line Incorporated Class A «	121,740	2,798,803
GNC Holdings Incorporated Class A	92,300	2,987,751
Mattress Firm Holding Corporation «†	6,190	205,756
rue21 Incorporated «†	41,280	1,101,350
Sonic Automotive Incorporated «	169,400	2,901,822

		20,682,152

Textiles, Apparel & Luxury Goods : 1.34%
Hanesbrands Incorporated †	123,600	3,551,028

Consumer Staples : 1.16%

Food & Staples Retailing : 0.69%
Chef’s Warehouse Incorporated †	87,650	1,840,650

Food Products : 0.47%
Darling International Incorporated «†	77,140	1,233,469

Energy : 8.76%

Energy Equipment & Services : 3.59%
C&J Energy Services Incorporated «†	133,280	2,708,250
OYO Geospace Corporation †	16,670	1,834,534
Pacific Drilling SA †	157,350	1,693,086
Superior Energy Services Incorporated †	110,820	3,251,459

		9,487,329

Oil, Gas & Consumable Fuels : 5.17%
Ceres Incorporated †	106,840	1,491,486
Comstock Resources Incorporated †	100,380	1,609,091
Energy XXI (Bermuda) Limited †	86,530	3,238,818
Goodrich Petroleum Corporation «†	116,240	1,851,703
Gulfport Energy Corporation «†	76,740	2,579,999

1

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Rosetta Resources Incorporated «†	56,940	$2,906,218

		13,677,315

Financials : 11.30%

Capital Markets : 3.90%
Evercore Partners Incorporated Class A	118,300	3,216,577
LPL Investment Holdings Incorporated †	72,910	2,486,231
Medley Capital Corporation	144,020	1,591,421
Stifel Financial Corporation «†	80,580	3,024,167

		10,318,396

Commercial Banks : 2.37%
CapitalSource Incorporated	298,220	2,012,985
Signature Bank «†	25,570	1,517,835
SVB Financial Group «†	45,970	2,725,102

		6,255,922

Consumer Finance : 0.73%
DFC Global Corporation †	108,060	1,935,355

Diversified Financial Services : 2.01%
Encore Capital Group Incorporated †	94,945	2,115,375
New Mountain Finance Corporation	127,965	1,695,536
Walter Investment Management	73,170	1,491,205

		5,302,116

Insurance : 0.97%
Argo Group International Holdings Limited	85,530	2,553,071

Real Estate Management & Development : 1.02%
Altisource Portfolio Solutions SA †	26,740	1,723,126
Ryland Group Incorporated «	53,630	972,312

		2,695,438

REIT : 0.30%
Chatham Lodging Trust	66,550	802,593

Health Care : 14.10%

Biotechnology : 1.80%
Alnylam Pharmaceuticals Incorporated «†	139,540	1,861,464
Curis Incorporated †	262,060	1,181,891
Seattle Genetics Incorporated «†	93,070	1,718,072

		4,761,427

Health Care Equipment & Supplies : 6.47%
DexCom Incorporated «†	155,560	1,678,492
Endologix Incorporated «†	172,671	2,284,437
Gen-Probe Incorporated †	17,460	1,192,169
HeartWare International Incorporated «†	11,280	826,373
NxStage Medical Incorporated «†	126,450	2,529,000
Spectranetics Corporation †	181,460	1,408,130
STAAR Surgical Company †	123,790	1,291,130
Tornier NV †	55,570	1,305,895
Zeltiq Aesthetics Incorporated «†	87,680	971,494

2

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Health Care Equipment & Supplies (continued)
Zoll Medical Corporation †	49,490	$3,620,194

		17,107,314

Health Care Providers & Services : 2.33%
Acadia Healthcare Incorporated †	101,280	1,416,907
Accretive Health Incorporated «†	100,230	2,604,978
Catalyst Health Solutions Incorporated «†	34,260	2,124,805

		6,146,690

Health Care Technology : 1.77%
Medidata Solutions Incorporated †	101,200	2,017,928
Omnicell Incorporated †	179,210	2,673,813

		4,691,741

Life Sciences Tools & Services : 0.79%
ICON plc ADR †	98,150	2,078,817

Pharmaceuticals : 0.94%
Salix Pharmaceuticals Limited †	50,180	2,474,878

Industrials : 15.81%

Aerospace & Defense : 0.92%
Esterline Technologies Corporation †	37,570	2,440,172

Air Freight & Logistics : 1.15%
Hub Group Incorporated Class A «†	85,580	3,049,215

Airlines : 1.01%
Spirit Airlines Incorporated «†	136,070	2,657,447

Building Products : 1.04%
AO Smith Corporation	60,660	2,739,406

Commercial Services & Supplies : 0.61%
Copart Incorporated †	32,661	1,625,865

Construction & Engineering : 0.80%
Shaw Group Incorporated †	72,780	2,106,253

Electrical Equipment : 0.93%
Sensata Technologies Holdings NV †	75,500	2,446,200

Machinery : 1.33%
Actuant Corporation Class A «	81,990	2,309,658
Columbus McKinnon Corporation †	72,370	1,204,961

		3,514,619

Professional Services : 1.64%
Insperity Incorporated	105,660	3,183,536
RPX Corporation †	68,930	1,161,471

		4,345,007

Road & Rail : 2.66%
Genesee & Wyoming Incorporated «†	30,470	1,810,527
Hertz Global Holdings Incorporated «†	146,420	2,093,806
Swift Transportation Company †	173,820	2,037,170

3

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value
Road & Rail (continued)
Werner Enterprises Incorporated «	44,510	$1,078,032

		7,019,535

Trading Companies & Distributors : 2.88%
Beacon Roofing Supply Incorporated †	100,980	2,381,108
Kaman Corporation Class A	91,590	3,158,939
MSC Industrial Direct Company	25,960	2,061,484

		7,601,531

Transportation Infrastructure : 0.84%
Wesco Aircraft Holdings Incorporated †	151,760	2,232,390

Information Technology : 27.56%

Communications Equipment : 1.65%
Aruba Networks Incorporated «†	67,640	1,460,348
Riverbed Technology Incorporated «†	101,650	2,893,976

		4,354,324

Computers & Peripherals : 0.68%

Fusion-io Incoporated «†	66,390	1,812,447

Electronic Equipment, Instruments & Components : 2.59%
Mercury Computer Systems Incorporated «†	122,150	1,755,296
OSI Systems Incorporated «†	62,780	3,704,020
Rofin-Sinar Technologies Incorporated †	59,090	1,386,251

		6,845,567

Internet Software & Services : 4.25%
Bankrate Incorporated «†	140,530	3,350,235
Move Incorporated †	170,670	1,495,069
Perficient Incorporated †	158,290	1,912,143
ValueClick Incorporated «†	126,380	2,628,704
Vocus Incorporated †	135,840	1,837,915

		11,224,066

IT Services : 2.59%
Fleetcor Technologies Incorporated †	68,090	2,521,373
Interxion Holding NV «†	199,410	3,146,690
ServiceSource International Incorporated «†	69,830	1,173,144

		6,841,207

Semiconductors & Semiconductor Equipment : 5.01%
Cirrus Logic Incorporated «†	131,640	3,104,071
Entropic Communications Incorporated «†	204,180	1,258,770
Intermolecular Incorporated †	117,160	735,765
Invensense Incorporated «†	56,480	886,171
Microsemi Corporation «†	126,080	2,637,594
PMC-Sierra Incorporated †	279,880	1,922,776
Silicon Laboratories Incorporated «†	41,530	1,860,544
Silicon Motion Technology Corporation «†	47,520	845,856

		13,251,547

Software : 10.79%
Bottomline Technologies Incorporated «†	84,900	2,385,690
Broadsoft Incorporated «†	38,100	1,385,697

4

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name			Shares	Value
Software (continued)
Cadence Design Systems Incorporated «†			277,630	$3,267,705
Concur Technologies Incorporated «†			28,572	1,684,319
Parametric Technology Corporation †			164,390	4,389,213
Realpage Incorporated †			101,430	2,011,357
Sourcefire Incorporated «†			53,520	2,409,470
SS&C Technologies Holdings †			182,250	3,776,220
Synchronoss Technologies Incorporated «†			94,180	3,151,263
Tangoe Incorporated †			128,880	2,415,211
Ultimate Software Group Incorporated «†			23,440	1,636,581

				28,512,726

Materials : 3.78%

Chemicals : 3.13%
Calgon Carbon Corporation «†			171,040	2,584,414
GSE Holding Incorporated †			106,650	1,295,798
Methanex Corporation			68,510	2,147,103
Olin Corporation «			106,770	2,245,373

				8,272,688

Metals & Mining : 0.65%
Steel Dynamics Incorporated			117,080	1,733,955

Total Common Stocks (Cost $206,828,411)				253,804,483

			Principal
Other : 0.52%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$1,804,333	487,170
VFNC Corporation, Pass-Through Entity, 0.24% ±(a)(i)(v)144A			2,034,868	874,993

Total Other (Cost $597,389)				1,362,163

		Yield	Shares
Short-Term Investments : 32.16%

Investment Companies : 32.16%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.02%	9,598,591	9,598,591
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.15	75,414,247	75,414,247

Total Short-Term Investments (Cost $85,012,838)				85,012,838

Total Investments in Securities (Cost $292,438,638)*	128.70%			340,179,484

Other Assets and Liabilities, Net	(28.70)			(75,865,568)

Total Net Assets	100.00%			$264,313,916

«	All or a portion of this security is on loan.
†	Non-income earning security.
±	Variable rate investment.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate.

5

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO

(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $295,535,726 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$50,579,656
Gross unrealized depreciation	(5,935,898)

Net unrealized appreciation	$44,643,758

6

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – February 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small Company Growth Portfolio (the “Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Portfolio holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$253,804,483	$0	$0	$253,804,483
Other	0	0	1,362,163	1,362,163
Short-term investments
Investment companies	9,598,591	75,414,247	0	85,012,838

	$263,403,074	$75,414,247	$1,362,163	$340,179,484

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$2,148,424
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(303,054)
Purchases	0
Sales	(483,207)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of February 29, 2012	$1,362,163

Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$(537,528)

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 95.70%

Consumer Discretionary : 16.52%

Auto Components : 1.10%
Dana Holding Corporation †	147,600	$2,361,600

Automobiles : 1.25%
Thor Industries Incorporated «	83,010	2,703,636

Distributors : 0.77%
Core Mark Holding Company Incorporated	41,680	1,670,534

Hotels, Restaurants & Leisure : 2.15%
Ameristar Casinos Incorporated	111,960	2,221,286
Ruby Tuesday Incorporated «†	309,060	2,404,487

		4,625,773

Household Durables : 1.08%
American Greetings Corporation Class A «	155,800	2,337,000

Leisure Equipment & Products : 0.67%
Arctic Cat Incorporated †	39,200	1,441,776

Media : 1.95%
Cinemark Holdings Incorporated	86,430	1,808,116
DreamWorks Animation SKG Incorporated †«	138,600	2,392,236

		4,200,352

Specialty Retail : 6.30%
Aeropostale Incorporated †	172,700	3,103,419
Asbury Automotive Group Incorporated †	107,760	2,794,217
Bebe Stores Incorporated	242,100	2,169,216
Children’s Place Retail Stores Incorporated †«	30,740	1,560,055
Collective Brands Incorporated †«	97,820	1,762,716
Rent-A-Center Incorporated «	61,980	2,195,332

		13,584,955

Textiles, Apparel & Luxury Goods : 1.25%
Hanesbrands Incorporated †	93,430	2,684,244

Consumer Staples : 2.16%

Food & Staples Retailing : 0.73%
Roundy’s Parent Company Incorporated †	158,090	1,580,900

Food Products : 1.43%
Dean Foods Company †	147,170	1,804,304
Post Holdings Incorporated	40,610	1,264,595

		3,068,899

Energy : 6.29%

Energy Equipment & Services : 3.76%
Helix Energy Solutions Group Incorporated †«	114,850	2,209,714
Hercules Offshore Incorporated †	396,000	2,011,680
Hornbeck Offshore †	47,040	1,916,880
Key Energy Services Incorporated †«	114,700	1,956,782

		8,095,056

1

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO

Security Name	Shares	Value
Oil, Gas & Consumable Fuels : 2.53%
Berry Petroleum Company Class A «	44,060	$2,377,478
Magnum Hunter Resources Corporation †«	239,810	1,659,485
Rex Energy Corporation †	123,890	1,424,735

		5,461,698

Financials : 30.17%

Capital Markets : 1.20%
Stifel Financial Corporation †«	69,170	2,595,950

Commercial Banks : 10.89%
Associated Banc-Corporation	166,110	2,199,296
City National Corporation «	42,200	1,983,400
FirstMerit Corporation «	137,500	2,206,875
Home Bancshares Incorporated «	83,960	2,115,792
MB Financial Incorporated «	98,030	1,950,797
Pacwest Bancorp «	98,160	2,136,943
SVB Financial Group †«	45,030	2,669,378
Umpqua Holdings Corporation «	169,610	2,089,595
Webster Financial Corporation	106,400	2,328,032
Western Alliance Bancorp †	223,700	1,820,918
Wintrust Financial Corporation «	58,760	1,980,800

		23,481,826

Diversified Financial Services : 1.05%
Greenhill & Company Incorporated	51,600	2,268,336

Insurance : 5.00%
Amtrust Financial Services Incorporated «	85,070	2,297,741
Employers Holdings Incorporated	164,320	2,841,093
Selective Insurance Group Incorporated «	115,630	1,986,523
The Navigators Group Incorporated †«	34,320	1,613,383
United Fire Group Incorporated	101,160	2,032,304

		10,771,044

REITs : 10.03%
Campus Crest Communities Incorporated «	196,650	2,082,524
CBL & Associates Properties Incorporated «	130,100	2,293,663
Corporate Office Properties Trust «	82,810	2,030,501
Cousins Properties Incorporated	273,149	2,018,571
DuPont Fabros Technology Incorporated «	81,290	1,861,541
First Potomac Realty Trust «	137,950	1,825,079
LaSalle Hotel Properties «	77,720	2,073,570
Pebblebrook Hotel Trust	95,820	2,053,423
Redwood Trust Incorporated	116,170	1,344,087
Sabra Health Care REIT Incorporated	144,423	2,062,360
Sunstone Hotel Investors Incorporated †	219,800	1,973,804

		21,619,123

Thrifts & Mortgage Finance : 2.00%
BankUnited Incorporated	92,400	2,127,972
Washington Federal Incorporated	134,710	2,182,302

		4,310,274

Health Care : 5.44%

Health Care Equipment & Supplies : 0.98%
Alere Incorporated †	82,830	2,106,367

2

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Shares	Value
Health Care Providers & Services : 3.32%
Ensign Group Incorporated	69,700	$1,910,477
MModal Incorporated †	162,440	1,671,508
Select Medical Holdings Corporation †	193,190	1,626,660
WellCare Health Plans Incorporated †	28,780	1,953,011

		7,161,656

Health Care Technology : 1.14%
Medassets Incorporated †	171,750	2,452,590

Industrials : 11.67%

Aerospace & Defense : 1.90%
AAR Corporation †	21,990	487,301
Alliant Techsystems Incorporated	33,000	1,980,000
Teledyne Technologies Incorporated †«	27,280	1,625,888

		4,093,189

Air Freight & Logistics : 1.36%
Air Transport Services Group †	193,140	1,048,750
Atlas Air Worldwide Holdings Incorporated †	44,400	1,892,328

		2,941,078

Commercial Services & Supplies : 0.51%
Ennis Incorporated	65,640	1,100,126

Construction & Engineering : 1.69%
Great Lakes Dredge & Dock Company «	317,490	2,251,004
Tutor Prini Corporation	88,650	1,398,897

		3,649,901

Electrical Equipment : 0.75%
GrafTech International Limited †	126,940	1,613,407

Machinery : 3.05%
Douglas Dynamics Incorporated	118,450	1,539,850
Kadant Incorporated †	45,530	994,375
Titan International Incorporated «	98,490	2,426,794
Wabash National Corporation †«	153,270	1,618,531

		6,579,550

Trading Companies & Distributors : 1.23%
United Rentals Incorporated †«	63,700	2,655,016

Transportation Infrastructure : 1.18%
Alexander & Baldwin Incorporated «	54,600	2,533,986

Information Technology : 14.20%

Communications Equipment : 0.70%
Black Box Corporation	56,220	1,513,442

Computers & Peripherals : 0.99%
Lexmark International Incorporated «	58,080	2,141,990

Electronic Equipment, Instruments & Components : 4.03%
Aeroflex Holding Corporation †	174,200	1,910,974
Benchmark Electronics Incorporated †	128,930	2,117,031
Multi-Fineline Electronix Incorporated †	22,400	590,464

3

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO

Security Name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Power One Incorporated †	296,060	$1,284,900
Synnex Corporation †«	67,390	2,778,490

		8,681,859

Internet Software & Services : 1.27%
EarthLink Incorporated	366,100	2,734,767

IT Services : 2.97%
CACI International Incorporated Class A †«	27,990	1,655,329
CSG Systems International Incorporated †	112,150	1,795,522
ManTech International Corporation Class A «	40,890	1,371,451
TNS Incorporated †	85,740	1,571,614

		6,393,916

Semiconductors & Semiconductor Equipment : 4.24%
Fairchild Semiconductor International Incorporated †«	174,070	2,539,681
Integrated Silicon Solution Incorporated †«	181,290	1,918,048
Kulicke & Soffa Industries Incorporated †«	244,440	2,752,394
Omnivision Technologies Incorporated †«	117,700	1,926,749

		9,136,872

Materials : 5.67%

Chemicals : 3.25%
Cytec Industries Incorporated «	44,730	2,659,646
Ferro Corporation †«	302,340	1,677,987
Kraton Performance Polymers Incorporated †	96,340	2,677,289

		7,014,922

Metals & Mining : 2.42%
A.M. Castle & Company †«	85,290	976,571
Horsehead Holding Corporation †	195,800	2,232,120
SunCoke Energy Incorporated	139,700	2,001,901

		5,210,592

Telecommunication Services : 1.11%

Diversified Telecommunication Services : 1.11%
Iridium Communications Incorporated †«	313,080	2,391,931

Utilities : 2.47%

Electric Utilities : 1.85%
Great Plains Energy Incorporated	98,500	1,948,330
Portland General Electric Company	83,080	2,047,089

		3,995,419

Independent Power Producers & Energy Traders : 0.62%
Genon Energy Incorporated †	538,053	1,323,612

Total Common Stocks (Cost $184,120,284)		206,289,164

	Principal
Other : 0.44%
Gryphon Funding Limited, Pass-Through Entity (v)(i)(a)	$1,263,225	341,071

4

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name			Principal	Value
Other (continued)
VFNC Corporation, Pass-Through Entity, 0.24% (v)(i)(a)±144A			$1,424,624	$612,588

Total Other (Cost $418,235)				953,659

		Yield	Shares
Short-Term Investments : 35.89%

Investment Companies : 35.89%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)		0.02%	7,383,571	7,383,571
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.15	69,991,800	69,991,800

Total Short-Term Investments (Cost $77,375,371)				77,375,371

Total Investments in Securities (Cost $261,913,890)*	132.03%			284,618,194
Other Assets and Liabilities, Net	(32.03)			(69,043,943)

Total Net Assets	100.00%			$215,574,251

†	Non-income earning security.
«	All or a portion of this security is on loan.
(v)	Security represents investment of cash collateral received from securities on loan.
(i)	Illiquid security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $271,039,007 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$24,799,359
Gross unrealized depreciation	(11,220,172)

Net unrealized appreciation	$13,579,187

5

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small Company Value Portfolio (the “Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Portfolio holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$206,289,164	$0	$0	$206,289,164
Other	0	0	953,659	953,659
Short-term investments
Investment companies	7,383,571	69,991,800	0	77,375,371

	$213,672,735	$69,991,800	$953,659	$284,618,194

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$1,504,126
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(212,170)
Purchases	0
Sales	(338,297)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of February 29, 2012	$953,659

Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$(376,327)

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
U.S. Treasury Securities : 99.05%
TIPS		0.13%	04/15/2016	$3,527,556	3,750,783
TIPS		0.13	01/15/2022	1,665,257	1,732,778
TIPS		0.50	04/15/2015	3,337,783	3,555,260
TIPS		0.63	04/15/2013	790,150	816,447
TIPS		0.63	07/15/2021	3,654,964	4,012,463
TIPS		0.75	02/15/2042	754,034	762,520
TIPS		1.13	01/15/2021	4,095,928	4,677,038
TIPS		1.25	04/15/2014	1,834,260	1,956,640
TIPS		1.25	07/15/2020	3,446,150	3,988,113
TIPS		1.38	07/15/2018	1,915,296	2,214,711
TIPS «		1.38	01/15/2020	2,181,291	2,537,625
TIPS		1.63	01/15/2015	2,068,448	2,266,890
TIPS		1.63	01/15/2018	1,163,484	1,349,732
TIPS		1.75	01/15/2028	2,014,551	2,466,094
TIPS		1.88	07/15/2013	2,746,413	2,911,412
TIPS		1.88	07/15/2015	1,798,481	2,016,406
TIPS		1.88	07/15/2019	1,670,076	2,009,049
TIPS		2.00	01/15/2014	2,790,990	3,000,097
TIPS		2.00	07/15/2014	2,975,340	3,260,788
TIPS		2.00	01/15/2016	2,024,056	2,303,786
TIPS		2.00	01/15/2026	2,200,308	2,758,121
TIPS		2.13	01/15/2019	1,634,600	1,979,655
TIPS		2.13	02/15/2040	1,378,331	1,891,974
TIPS		2.13	02/15/2041	2,231,249	3,073,371
TIPS		2.38	01/15/2017	2,238,280	2,644,843
TIPS		2.38	01/15/2025	2,963,367	3,845,662
TIPS		2.38	01/15/2027	1,768,241	2,322,060
TIPS		2.50	07/15/2016	2,369,206	2,789,925
TIPS		2.50	01/15/2029	1,419,107	1,923,998
TIPS		2.63	07/15/2017	2,216,013	2,689,168
TIPS		3.38	04/15/2032	890,050	1,396,892
TIPS		3.63	04/15/2028	1,618,664	2,448,482
TIPS		3.88	04/15/2029	2,175,999	3,443,348

Total U.S. Treasury Securities (Cost $74,644,502)					84,796,131

Other : 0.96%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)				581,922	157,119
VFNC Corporation, Pass-Through Entity, 0.24% (v)(a)(i)144A±				1,548,910	666,031

Total Other (Cost $335,230)					823,150

Short-Term Investments : 2.17%

		Yield		Shares
Investment Companies : 2.17%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)		0.01		404,376	404,376
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.15		1,457,420	1,457,420

Total Short-Term Investments (Cost $1,861,796)					1,861,796

Total Investments in Securities (Cost $76,841,528)*	102.18%				87,481,077

Other Assets and Liabilities, Net	(2.18)				(1,870,486)

Total Net Assets	100.00%				$85,610,591

«	All or a portion of this security is on loan.
(v)	Security represents investment of cash collateral received from securities on loan.
(i)	Illiquid security.

1

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $77,175,155 and net unrealized appreciation consists of:

Gross unrealized appreciation	$10,305,922
Gross unrealized depreciation	0

Net unrealized appreciation	$10,305,922

2

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Inflation-Protected Bond Portfolio (the “Portfolio”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolio’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Portfolio holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Treasury securities	$84,796,131	0	0	$84,796,131
Other	0	0	823,150	823,150
Short-term investments
Investment companies	404,376	1,457,420	0	1,861,796

	$85,200,507	$1,457,420	$823,150	$87,481,077

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$1,272,752
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(150,941)
Purchases	0
Sales	(298,661)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of February 29, 2012	$823,150

Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$(644,686)

Derivative transactions

During nine months ended February 29, 2012, the Fund entered into futures contracts to speculate on interest rates.

As of February 29, 2012, the Fund did not have any open futures contracts but had an average notional amount of $61,812 in short futures contracts during the nine months ended February 29, 2012.

WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities : 25.85%
FHLMC Multifamily Structured Pass-Through Securities Series K701 ±	3.88%	11/25/2017	$1,200,000	$1,326,167
FHLMC Series 2416 Class PE	6.00	10/15/2021	405,280	411,312
FHLMC Structured Pass-Through Securities Series T-20 Class A6	6.78	09/25/2029	327,941	348,393
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	09/25/2043	1,662,422	1,954,743
FNMA	3.50	03/01/2032	1,425,000	1,491,479
FNMA	5.00	09/01/2033	1,157,156	1,251,201
FNMA	5.50	02/01/2036	3,082,135	3,319,211
FNMA %%	5.50	07/25/2038	1,500,000	1,634,063
FNMA Grantor Trust Series 2002-T4 Class A2	7.00	12/25/2041	366,669	415,256
FNMA Grantor Trust Series 2004-T2 Class 1A1	6.00	11/25/2043	1,631,902	1,837,813
FNMA Grantor Trust Series 2004-T3 Class A1	6.00	02/25/2044	2,248,652	2,511,350
FNMA Series 1988-5 Class Z	9.20	03/25/2018	1,290	1,306
FNMA Series 2002-90 Class A2	6.50	11/25/2042	723,051	837,835
FNMA Series 2003-86 Class PT	4.50	09/25/2018	1,066,871	1,153,563
FNMA Series 2003-97 Class CA	5.00	10/25/2018	1,902,652	2,058,199
FNMA Series 2003-W4 Class 3A ±	6.84	10/25/2042	648,696	754,666
FNMA Series 2004-W1 Class 2A2	7.00	12/25/2033	342,346	398,724
FNMA Series 2006-M2 Class A2F ±	5.26	05/25/2020	3,225,000	3,691,090
FNMA Whole Loan Series 2002-W4 Class A4	6.25	05/25/2042	3,176,673	3,572,525
FNMA Whole Loan Series 2004-W11 Class 1A3	7.00	05/25/2044	1,909,113	2,155,315
FNMA Whole Loan Series 2004-W8 Class 3A	7.50	06/25/2044	905,411	1,064,442
GNMA	6.50	10/15/2023	83,801	96,511
GNMA	6.50	11/15/2023	33,594	38,469
GNMA	6.50	11/15/2023	41,737	48,067
GNMA	6.50	12/15/2023	47,683	54,826
GNMA	6.50	01/15/2024	97,538	111,967
GNMA	7.00	08/15/2027	207,326	240,687
Housing & Urban Development Series 04-A	5.08	08/01/2013	1,300,000	1,387,503
SBA Participation Certificates Series 2003-P10A Class 1	4.52	02/10/2013	96,648	99,372
SBA Participation Certificates Series 2006-20B Class 1	5.35	02/01/2026	1,548,138	1,733,597
SBA Participation Certificates Series 2006-20H Class 1	5.70	08/01/2026	757,813	854,215
SBA Participation Certificates Series 2007-20J Class 1	5.57	10/01/2027	1,493,330	1,678,636

Total Agency Securities (Cost $35,468,474)				38,532,503

Asset-Backed Securities : 4.26%
Countrywide Asset Backed Certificates Series 2007-S2 Class A6 ±	5.78	05/25/2037	953,609	760,523
GMAC Mortgage Corporation Loan Trust Series 2005-HE1 Class A1VN ±	0.46	08/25/2035	258,673	164,024
Green Tree Financial Corporation Series 1997-7 Class A8 ±	6.86	07/15/2029	423,032	443,289
GSAMP Trust Series 2005-SEA1 Class A ±144A	0.58	01/25/2035	186,171	178,796
HFC Home Equity Loan Asset Backed Certificates Series 2005-2 Class A1 ±	0.52	01/20/2035	1,643,638	1,535,601
KeyCorp Student Loan Trust Series 1999-B Class CTFS ±	1.21	11/25/2036	1,800,000	1,406,267
RAAC Series 2007-RP4 Class A ±144A	0.59	11/25/2046	1,727,556	835,019
Wachovia Asset Securitization Incorporated Series 2007-HE2A Class A ±144A	0.37	07/25/2037	1,326,871	1,031,642

Total Asset-Backed Securities (Cost $8,301,312)				6,355,161

Corporate Bonds and Notes : 27.64%

Consumer Discretionary : 2.50%

Diversified Consumer Services : 1.51%
Dartmouth College	4.75	06/01/2019	600,000	694,026
Massachusetts Institute of Technology	7.25	11/02/2096	500,000	780,250
Pepperdine University	5.45	08/01/2019	600,000	719,868
Stewart Enterprises Incorporated	6.50	04/15/2019	60,000	63,000

				2,257,144

Media : 0.99%
Lamar Media Corporation	6.63	08/15/2015	545,000	557,263
Pearson Dollar Finance Two plc 144A	6.25	05/06/2018	325,000	378,657

1

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Media (continued)
Time Warner Cable Incorporated	6.20%	07/01/2013	$500,000	$535,428

				1,471,348

Consumer Staples : 2.56%

Beverages : 0.27%
Pepsico Incorporated	4.00	03/05/2022	400,000	399,304

Food & Staples Retailing : 0.76%
SABMiller Holdings Incorporated 144A	3.75	01/15/2022	500,000	521,321
Wal-Mart Stores Incorporated	5.80	02/15/2018	500,000	613,151

				1,134,472

Food Products : 1.22%
Cargill Incorporated 144A	4.31	05/14/2021	853,000	921,928
McCormick & Company Incorporated	5.75	12/15/2017	750,000	899,003

				1,820,931

Household Products : 0.31%
Procter & Gamble Company	1.45	08/15/2016	450,000	457,362

Energy : 1.25%

Oil, Gas & Consumable Fuels : 1.25%
ConocoPhillips	4.60	01/15/2015	500,000	555,017
EQT Corporation	8.13	06/01/2019	650,000	770,681
NGPL PipeCo LLC 144A	6.51	12/15/2012	200,000	193,137
Total Capital International SA	1.50	02/17/2017	350,000	350,632

				1,869,467

Financials : 13.95%

Capital Markets : 1.05%
Bank of New York Mellon Corporation	2.30	07/28/2016	250,000	256,949
Charles Schwab Corporation	6.38	09/01/2017	500,000	598,173
Goldman Sachs Group Incorporated	5.75	01/24/2022	200,000	208,705
Morgan Stanley	4.10	01/26/2015	500,000	500,821

				1,564,648

Commercial Banks : 5.18%
BankAmerica Capital III ±	1.14	01/15/2027	1,000,000	697,344
Branch Banking & Trust Capital Trust IV ±	6.82	06/12/2077	500,000	506,250
Chase Capital VI ±	1.17	08/01/2028	1,000,000	770,944
Colonial Bank NA (s)	6.38	12/01/2015	1,978,000	198
CoreStates Capital Trust II ±144A	1.22	01/15/2027	750,000	581,655
HSBC Capital Funding LP ±144A	4.61	12/31/2049	600,000	571,119
Manufacturers & Traders Trust Company ±	5.59	12/28/2020	758,000	738,687
National Capital Commerce Incorporated ± (i)	1.56	04/01/2027	400,000	269,179
National City Bank ±	0.90	06/07/2017	500,000	451,816
NTC Capital Trust Series A ±	1.09	01/15/2027	450,000	372,510
Regions Financial Corporation	5.75	06/15/2015	760,000	776,674
TCF National Bank ±	2.18	06/15/2014	1,375,000	1,338,398
UBS Preferred Funding Trust V Series 1 ±	6.24	05/29/2049	700,000	649,600

				7,724,374

Diversified Financial Services : 3.17%
ABB Treasury Center USA Incorporated 144A	4.00	06/15/2021	510,000	520,653

2

WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Diversified Financial Services (continued)
Citigroup Incorporated	6.13%	11/21/2017	$1,185,000	$1,327,625
Deutsche Bank Capital Funding Trust VII ±144A	5.63	12/31/2049	500,000	415,000
General Electric Capital Corporation ±	0.91	05/05/2026	1,450,000	1,125,027
Goldman Sachs Capital II ±	5.79	06/01/2043	115,000	79,638
Toll Road Investment Partnership II LP 144A(z)	6.05	02/15/2015	1,500,000	1,257,089

				4,725,032

Insurance : 2.16%
Aegon NV	4.75	06/01/2013	520,000	532,619
Metropolitan Life Global Funding I 144A	5.13	06/10/2014	475,000	512,722
Minnesota Life Insurance Company 144A	8.25	09/15/2025	950,000	1,093,890
New York Life Global Funding 144A	5.38	09/15/2013	500,000	535,054
NLV Financial Corporation 144A	7.50	08/15/2033	565,000	542,064

				3,216,349

REITs : 2.39%
Boston Properties LP	3.70	11/15/2018	180,000	188,453
Duke Realty LP	6.75	03/15/2020	750,000	871,907
ERP Operation Limited Partnership	4.63	12/15/2021	470,000	503,424
Liberty Property LP	6.63	10/01/2017	400,000	457,937
Potlatch Corporation	7.50	11/01/2019	160,000	169,600
Realty Income Corporation	5.50	11/15/2015	500,000	545,798
Simon Property Group LP	6.75	05/15/2014	500,000	550,712
UDR Incorporated	4.63	01/10/2022	260,000	272,189

				3,560,020

Health Care : 0.83%

Health Care Providers & Services : 0.41%
Roche Holdings Incorporated 144A	6.00	03/01/2019	500,000	614,061

Pharmaceuticals : 0.42%
Schering-Plough Corporation	6.00	09/15/2017	500,000	619,767

Industrials : 2.48%

Aerospace & Defense : 0.70%
BAE Systems plc 144A	4.75	10/11/2021	470,000	494,751
Lockheed Martin Corporation	4.25	11/15/2019	500,000	545,117

				1,039,868

Commercial Services & Supplies : 0.95%
Ace Hardware Corporation 144A	9.13	06/01/2016	350,000	370,566
Black & Decker «	5.75	11/15/2016	825,000	958,038
Iron Mountain Incorporated	8.75	07/15/2018	85,000	88,613

				1,417,217

Road & Rail : 0.55%
Burlington Northern Santa Fe LLC	5.65	05/01/2017	200,000	234,280
Ryder System Incorporated Series MTN	3.15	03/02/2015	565,000	585,980

				820,260

Transportation Infrastructure : 0.28%
Vessel Management Service	3.43	08/15/2036	416,000	416,079

3

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Information Technology : 0.83%
Electronic Equipment, Instruments & Components : 0.20%
Jabil Circuit Incorporated	8.25%	03/15/2018	$250,000	$297,500

IT Services : 0.45%
Fiserv Incorporated	3.13	10/01/2015	500,000	512,023
SunGard Data Systems Incorporated	4.88	01/15/2014	150,000	154,500

				666,523

Semiconductors & Semiconductor Equipment : 0.18%
Intel Corporation	1.95	10/01/2016	260,000	270,158

Materials : 1.37%

Chemicals : 0.54%
Valspar Corporation	5.10	08/01/2015	750,000	801,560

Metals & Mining : 0.83%
Century Aluminum Company	8.00	05/15/2014	301,750	309,294
International Steel Group	6.50	04/15/2014	100,000	107,208
Rio Tinto Finance USA Limited	3.75	09/20/2021	370,000	394,425
Steel Dynamics Incorporated	6.75	04/01/2015	185,000	188,238
Teck Resources Limited Company	3.00	03/01/2019	240,000	241,416

				1,240,581

Telecommunication Services : 0.22%

Diversified Telecommunication Services : 0.22%
AT&T Incorporated	1.60	02/15/2017	330,000	330,437

Utilities : 1.65%

Electric Utilities : 1.65%
Connecticut Light & Power	5.38	03/01/2017	1,000,000	1,135,464
Great River Energy 144A	5.83	07/01/2017	821,537	906,361
Otter Tail Corporation	9.00	12/15/2016	350,000	374,500
Wisconsin Electric Power Company	2.95	09/15/2021	50,000	51,124

				2,467,449

Total Corporate Bonds and Notes (Cost $41,279,834)				41,201,911

Municipal Bonds and Notes : 10.15%

Arizona : 0.64%
Maricopa County AZ Elementary School District #28-Kyrene Elementary (Tax Revenue)	5.38	07/01/2019	800,000	947,424

California : 0.74%
California State Build America Bonds Taxable Various Purpose (GO - State)	7.50	04/01/2034	850,000	1,102,263

Georgia : 1.13%
Cherokee County GA School System Build America Bonds (Tax Revenue, State Aid Withholding Insured)	5.87	08/01/2028	1,500,000	1,689,315

Illinois : 1.40%
Chicago IL Taxable Series D (Tax Revenue, NATL-RE Insured)	5.44	01/01/2024	1,000,000	1,042,920
Loyola University IL Series C (Education Revenue)	4.80	07/01/2013	1,000,000	1,037,860

				2,080,780

4

WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Indiana : 0.43%
Indiana State Housing & Community Development Authority Series A-2 (Housing Revenue, GNMA/FNMA Insured)	5.51%	01/01/2039	$620,000	$646,672

Kentucky : 0.38%
Kentucky Housing Corporation Series D (Housing Revenue)	5.75	07/01/2037	475,000	488,443
Kentucky Housing Corporation Series J (Housing Revenue)	5.92	07/01/2034	85,000	85,679

				574,122

Minnesota : 0.33%
Minnesota State Housing Finance Agency Series H (Housing Revenue)	5.85	07/01/2036	490,000	491,426

Missouri : 0.48%
Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.35	08/27/2029	717,591	710,745

New Hampshire : 0.64%
New Hampshire HFA SFMR Series D (Housing Revenue)	5.53	07/01/2037	940,000	961,141

New Jersey : 0.85%
Hudson County NJ Improvement Authority Facilities (Lease Revenue, FSA Insured)	7.40	12/01/2025	1,030,000	1,272,606

North Carolina : 0.86%
Duke University Northern Carolina Taxable Series A (Education Revenue, GO of University Insured)	5.85	04/01/2037	1,000,000	1,278,150

Ohio : 0.61%
Ohio State HFAR Mortgage Revenue Series O (Housing Revenue, GNMA/FNMA Insured)	5.47	09/01/2025	875,000	913,544

Texas : 0.40%
Dallas County TX Hospital District Series C (Tax Revenue)	4.45	08/15/2019	500,000	594,660

West Virginia : 0.66%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	03/01/2035	1,000,000	983,780

Wisconsin : 0.60%
Wisconsin Housing & Economic Development Authority Home Ownership Revenue Series F (Housing Revenue, GO of Authority Insured)	5.73	09/01/2037	885,000	890,089

Total Municipal Bonds and Notes (Cost $14,043,741)				15,136,717

Non-Agency Mortgage Backed Securities : 13.64%
Countrywide Alternative Loan Trust Series 2005-27 Class 3A1 ±	1.59	08/25/2035	1,081,366	673,704
Countrywide Home Loans Series 2005-R3 Class AF ±144A	0.64	09/25/2035	1,663,152	1,365,898
Countrywide Home Loans Series 2006-OA5 Class 1A1 ±	0.44	04/25/2046	1,583,655	894,537
Credit Suisse First Boston Mortgage Securities Corporation Series 2004-AR5 Class 10A1 ±	2.66	06/25/2034	1,076,743	997,496
Credit Suisse Mortgage Capital Certification Series 2007-C1 Class AAB	5.34	02/15/2040	1,994,088	2,102,698
Harborview Mortgage Loan Trust Series 2004-11 Class 3A2A ±	0.59	01/19/2035	41,782	25,695
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP7 Class ASB ±	5.87	04/15/2045	2,113,433	2,263,546
LF Rothschild Mortgage Trust Series 2 Class Z	9.95	08/01/2017	17,966	18,703
Merrill Lynch Mortgage Trust Series 2006-C2 Class A2 ±	5.76	08/12/2043	1,561,122	1,649,045
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 ±144A	6.50	10/25/2034	1,620,616	1,592,766
Sequoia Mortgage Trust Series 10 Class 1A ±	1.05	10/20/2027	713,352	675,693
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ±144A(a)	0.52	05/25/2047	2,752,541	1,362,508

5

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A4 ±	4.85%	10/15/2041	$1,475,000	$1,605,150
Washington Mutual Commercial Mortgage Securities Trust Series 2007-SL3 Class A1 ±144A	5.94	03/23/2045	2,341,933	2,399,381
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6 Class 2A1A ±	0.47	04/25/2045	834,700	665,424
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR3 Class A1A ±	1.18	02/25/2046	1,889,791	1,421,951
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR4 Class DA ±	1.17	06/25/2046	1,422,679	612,456

Total Non-Agency Mortgage Backed Securities (Cost $24,226,195)				20,326,651

Term Loans : 0.23%
RMK Acquisition Corporation (Aramark) 1st Lien	0.15	01/27/2014	26,337	26,114
RMK Acquisition Corporation (Aramark) 1st Lien	2.45	01/27/2014	326,927	324,157

Total Term Loans (Cost $353,264)				350,271

U.S. Treasury Securities : 7.58%
TIPS	0.75	02/15/2042	1,473,245	1,475,777
TIPS	1.13	01/15/2021	438,481	500,690
U.S. Treasury Bond	2.13	08/15/2021	150,000	152,953
U.S. Treasury Bond	3.13	02/15/2042	750,000	753,750
U.S. Treasury Bond	3.75	08/15/2041	3,500,000	3,961,563
U.S. Treasury Bond	3.88	08/15/2040	1,375,000	1,590,703
U.S. Treasury Bond	4.25	11/15/2040	2,105,000	2,590,794
U.S. Treasury Bond	4.75	02/15/2041	200,000	266,156

Total U.S. Treasury Securities (Cost $10,159,324)				11,292,386

Yankee Corporate Bonds and Notes : 1.50%

Energy : 0.68%

Energy Equipment & Services : 0.15%
Ensco plc	4.70	03/15/2021	200,000	218,908

Oil, Gas & Consumable Fuels : 0.53%
BP Capital Markets plc	3.63	05/08/2014	750,000	793,898

Financials : 0.82%

Commercial Banks : 0.43%
Rabobank Nederland NV ±144A	11.00	12/29/2049	500,000	633,000

Diversified Financial Services : 0.39%
Siemens Financieringsmaatschappij NV 144A	5.75	10/17/2016	500,000	585,195

Total Yankee Corporate Bonds and Notes (Cost $2,111,881)				2,231,001

Other : 0.27%
Gryphon Funding Limited, Pass-Through Entity (a)(v)(i)			283,324	76,498
VFNC Corporation, Pass-Through Entity, 0.24% ±144A(a)(v)(i)			754,129	324,275

Total Other (Cost $163,216)				400,773

	Yield		Shares
Short-Term Investments : 9.97%

Investment Companies : 9.97%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)##	0.02		14,420,373	14,420,373

6

WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.15%	439,284	$439,284

Total Short-Term Investments (Cost $14,859,657)				14,859,657

Total Investments in Securities (Cost $150,966,898)*	101.09%			150,687,031
Other Assets and Liabilities, Net	(1.09)			(1,627,814)

Total Net Assets	100.00%			$149,059,217

±	Variable rate investment.
%%	Security issued on a when-issued (TBA) basis.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(z)	Zero coupon security. Rate represents yield to maturity.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(v)	Security represents investment of cash collateral received from securities on loan.

(i)	Illiquid security.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities or unfunded loans.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $151,491,468 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,700,821
Gross unrealized depreciation	(9,505,258)

Net unrealized depreciation	$(804,437)

7

WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Managed Fixed Income Portfolio (the “Portfolio”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolio’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Portfolio holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Portfolio may invest in term loans. The loans are marked-to-market daily and the Portfolio begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Portfolio assumes the credit risk of the borrower and there could be potential loss to the Portfolio in the event of default by the borrower.

As of February 29, 2012, the Portfolio had unfunded loan commitments of $350,271.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$38,532,503	$0	$38,532,503
Asset-backed securities	0	6,355,161	0	6,355,161
Corporate bonds and notes	0	41,201,911	0	41,201,911
Municipal bonds and notes	0	15,136,717	0	15,136,717
Non-agency mortgage backed securities	0	18,964,143	1,362,508	20,326,651
Term loans	0	350,271	0	350,271
U.S. Treasury securities	11,292,386	0	0	11,292,386
Yankee corporate bonds and notes	0	2,231,001	0	2,231,001
Other	0	0	400,773	400,773
Short-term investments
Investment companies	14,420,373	439,284	0	14,859,657

	$25,712,759	$123,210,991	$1,763,281	$150,687,031

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-backed securities	Non-agency mortgage backed securities	Other	Total
Balance as of May 31, 2011	$975,060	$1,705,810	$619,674	$3,300,544
Accrued discounts (premiums)	(3,373)	0	0	(3,373)
Realized gains (losses)	0	0	0	0
Change in unrealized gains (losses)	434,580	(127,652)	(73,490)	233,438
Purchases	0	0	0	0
Sales	0	(215,650)	(145,411)	(361,061)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	(1,406,267)	0	0	(1,406,267)

Balance as of February 29, 2012	$0	$1,362,508	$400,773	$1,763,281

Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$0	$(160,748)	$(313,883)	$(474,631)

Transfers out of Level 3 into Level 2 are due to the availability of significant observable inputs which are currently used in the determination of the fair value of the securities.

WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities : 37.19%
FHLMC	6.00%	07/01/2017	$125,899	$136,769
FHLMC	7.50	07/17/2017	133,723	137,946
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	02/25/2043	600,987	702,659
FHLMC Structured Pass-Through Securities Series T-54 Class 4A ±	3.36	02/25/2043	687,135	685,846
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	03/25/2043	998,614	1,130,822
FHLMC Structured Pass-Through Securities Series T-57 Class 1A2	7.00	07/25/2043	814,778	933,826
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	09/25/2043	976,673	1,148,411
FHLMC Structured Pass-Through Securities Series T-63 Class 1A1 ±	1.39	02/25/2045	610,617	581,749
FNMA ±	1.40	10/01/2034	401,974	405,084
FNMA ±	1.40	04/01/2044	290,474	292,672
FNMA ±	1.40	10/01/2044	394,735	397,923
FNMA ±	1.75	09/01/2033	239,124	244,840
FNMA	1.75	08/10/2012	400,000	402,865
FNMA ±	1.78	10/01/2033	620,620	633,049
FNMA ±	2.12	12/01/2033	375,621	392,819
FNMA ±	2.15	06/01/2033	469,135	494,925
FNMA ±	2.16	06/01/2033	322,394	338,439
FNMA ±	2.20	08/01/2035	493,776	518,345
FNMA ±	2.26	07/01/2035	369,616	391,635
FNMA ±	2.37	01/01/2036	343,462	360,309
FNMA ±	2.47	04/01/2034	576,411	594,016
FNMA ±	3.11	07/01/2017	51,889	52,494
FNMA ±	5.46	04/01/2037	330,293	344,151
FNMA	5.50	02/01/2017	255,399	278,202
FNMA	6.50	12/01/2015	102,015	107,175
FNMA Grantor Trust Series 2002-T12 Class A3	7.50	05/25/2042	207,654	245,591
FNMA Series 2002-90 Class A2	6.50	11/25/2042	221,030	256,119
FNMA Series 2003-W4 Class 3A ±	6.84	10/25/2042	542,022	630,566
FNMA Series 2004-W2 Class 2A2	7.00	02/25/2044	434,695	497,308
FNMA Series 2007-88 Class HC ±	3.45	09/25/2037	553,987	560,784
FNMA Whole Loan Series 2002-W10 Class A6	7.50	08/25/2042	225,947	268,232

Total Agency Securities (Cost $13,478,234)				14,165,571

Asset-Backed Securities : 15.01%
Ally Auto Receivables Trust Series 2011-2 Class A3	1.18	04/15/2015	200,000	201,296
Ally Auto Receivables Trust Series 2011-4 Class A2	0.65	03/17/2014	75,000	75,091
Ally Auto Receivables Trust Series 2011-5 Class A3	0.99	11/15/2015	125,000	125,722
Americredit Automobile Receivables Trust Series 2011-3 Class A2	0.84	11/10/2014	132,807	132,898
Americredit Automobile Receivables Trust Series 2011-4 Class A2	0.92	03/09/2015	100,000	100,105
Americredit Automobile Receivables Trust Series 2011-5 Class A2	1.19	08/08/2015	125,000	125,402
BMW Vehicle Owner Trust Series 2011-A Class A2	0.63	02/25/2014	100,000	100,050
CNH Equipment Trust Series2011-B Class A2	0.71	12/15/2014	175,000	175,076
Ford Credit Auto Lease Trust Series 2011-B Class A2	0.82	01/15/2014	200,000	200,220
Ford Credit Auto Owner Trust Series 2011-B Class A3	0.84	06/15/2015	100,000	100,325
GE Equipment Mid Ticket LLC Series 2011-1 Class A2	0.72	05/22/2014	175,000	175,076
GE Equipment Small Ticket LLC Series 2011-2A Class A2 144A	1.14	06/23/2014	100,000	100,269
GSAMP Trust Series 2005-SEA2 Class A1 ±	0.63	01/25/2045	567,209	499,251
GSMPS Mortgage Loan Trust Series 2005-RP2 Class 1AF ±144A	0.59	03/25/2035	397,850	321,634
GSMPS Mortgage Loan Trust Series 2005-RP3 Class 1AF ±144A	0.59	09/25/2035	409,045	309,514
HFC Home Equity Loan Asset Backed Certificates Series 2005-2 Class A1 ±	0.52	01/20/2035	579,382	541,300
Honda Auto Receivables Owner Trust Series 2011-3 Class A2	0.67	04/21/2014	150,000	150,157
Household Home Equity Loan Trust Series 2006-1 Class A1 ±	0.41	01/20/2036	812,578	736,504
Huntington Auto Trust Series 2011-1A Class A3 144A	1.01	01/15/2016	175,000	174,618
Mercedes-Benz Auto Lease Trust Series 2011-B Class A2 144A	0.90	01/15/2014	150,000	150,157
Mercedes-Benz Auto Receivables Series 2011-1 Class A3	0.85	03/16/2015	125,000	125,424
Morgan Stanley Dean Witter & Company Corporation Heloc Trust Series 2003-2 Class A ±	0.76	04/25/2016	50,754	47,074
Santander Drive Auto Receivables Trust Series 2011-2 Class A2	1.04	04/15/2014	175,000	174,978
Santander Drive Auto Receivables Trust Series 2011-3 Class A2	1.11	08/15/2014	100,000	100,014
Santander Drive Auto Receivables Trust Series 2011-4 Class A2	1.37	03/16/2015	200,000	200,179
SBI Heloc Trust Series 2005-HE1 Class 1A ±144A	0.43	11/25/2035	443,048	388,920

1

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Securities (continued)
US Education Loan Trust LLC Series 2007-1A Class A2 ±144A	0.88%	09/01/2019	$84,742	$84,439
Volkswagen Auto Lease Trust Series 2011-A Class A2	1.00	02/20/2014	100,000	100,226

Total Asset-Backed Securities (Cost $6,126,660)				5,715,919

Corporate Bonds and Notes : 23.37%

Consumer Discretionary : 0.79%

Automobiles : 0.40%
Daimler Finance NA LLC 144A	1.88	09/15/2014	150,000	151,137

Media : 0.39%
Time Warner Cable Incorporated	5.40	07/02/2012	100,000	101,532
Time Warner Cable Incorporated	6.20	07/01/2013	45,000	48,188

				149,720

Consumer Staples : 2.88%

Beverages : 1.52%
Anheuser-Busch Companies Incorporated	4.38	01/15/2013	200,000	206,349
Coca Cola Enterprises	1.13	11/12/2013	150,000	150,686
Miller Brewing Corporation 144A	5.50	08/15/2013	125,000	132,486
PepsiAmericas Incorporated	4.50	03/15/2013	85,000	88,235

				577,756

Food & Staples Retailing : 0.54%
Sysco Corporation	4.20	02/12/2013	200,000	206,488

Food Products : 0.82%
Campbell Soup Company	5.00	12/03/2012	200,000	206,676
General Mills Incorporated	5.65	09/10/2012	105,000	107,750

				314,426

Energy : 1.47%

Oil, Gas & Consumable Fuels : 1.47%
Chevron Corporation	3.95	03/03/2014	125,000	133,545
ConocoPhillips Australia	5.50	04/15/2013	125,000	131,713
Devon Energy Corporation	5.63	01/15/2014	35,000	38,112
Northern National Gas Company 144A	5.38	10/31/2012	250,000	257,561

				560,931

Financials : 10.86%

Capital Markets : 0.52%
Goldman Sachs Group Incorporated	5.25	04/01/2013	190,000	196,822

Commercial Banks : 3.05%
AMEX Centurion Bank	1.00	09/23/2013	245,000	245,440
Bank of Montreal ±	1.02	04/29/2014	125,000	125,199
Branch Banking & Trust Corporation	3.85	07/27/2012	585,000	592,804
HSBC Bank plc 144A	1.63	08/12/2013	200,000	199,559

				1,163,002

Consumer Finance : 3.73%
American Honda Finance Corporation 144A	5.10	03/27/2012	150,000	150,414
BMW Bank of North America	1.00	09/23/2013	245,000	245,440

2

WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Consumer Finance (continued)
Caterpillar Financial Services Corporation	2.00%	04/05/2013	$150,000	$152,311
John Deere Capital Corporation	1.88	06/17/2013	300,000	305,266
National Credit Union Administration Guaranteed Notes ±	0.27	06/12/2013	275,000	274,786
Toyota Motor Credit Corporation	1.00	02/17/2015	125,000	124,826
Unilever Capital Corporation	3.65	02/15/2014	160,000	169,769

				1,422,812

Diversified Financial Services : 2.67%
American Express	5.88	05/02/2013	125,000	131,848
Bank of America Corporation	4.90	05/01/2013	175,000	179,828
Citigroup Incorporated	6.50	08/19/2013	150,000	158,952
JPMorgan Chase & Company	4.75	05/01/2013	175,000	182,724
New York Life Global Funding 144A	4.65	05/09/2013	120,000	125,547
Pacific Life Global Funding 144A	5.15	04/15/2013	100,000	104,629
WMC Finance USA Limited	5.13	05/15/2013	125,000	131,796

				1,015,324

Insurance : 0.89%
Metropolitan Life Global Funding Incorporated ±144A	0.80	03/15/2012	340,000	339,982

Health Care : 0.19%

Pharmaceuticals : 0.19%
Sanofi-Aventis US LLC	1.20	09/30/2014	70,000	71,157

Industrials : 1.13%

Building Products : 0.28%
Ingersoll-Rand Global Holding Company Limited	6.00	08/15/2013	100,000	107,075

Electrical Equipment : 0.42%
General Electric Company	5.00	02/01/2013	155,000	161,298

Road & Rail : 0.43%
Union Pacific Corporation	5.38	05/01/2014	150,000	163,281

Information Technology : 0.62%

Computers & Peripherals : 0.62%
Hewlett-Packard Company	2.95	08/15/2012	235,000	236,777

Materials : 1.44%

Chemicals : 0.68%
E.I. du Pont de Nemours & Company	5.00	07/15/2013	125,000	132,178
Valspar Corporation	5.63	05/01/2012	125,000	125,829

				258,007

Metals & Mining : 0.76%
Alcan Incorporated	5.20	01/15/2014	125,000	134,267
Nucor Corporation	5.00	12/01/2012	150,000	154,655

				288,922

REIT : 0.43%
ERP Operating LP	5.25	09/15/2014	150,000	162,147

3

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Telecommunication Services : 0.55%

Diversified Telecommunication Services : 0.55%
Verizon Communications Incorporated	5.25%	04/15/2013	$200,000	$210,395

Utilities : 3.01%

Electric Utilities : 1.66%
CenterPoint Energy Houston Electric LLC Series U	7.00	03/01/2014	150,000	167,202
Monongahela Power Company 144A	7.95	12/15/2013	85,000	94,818
Public Service Electric & Gas Company	5.38	09/01/2013	200,000	213,204
Union Electric Company	4.65	10/01/2013	150,000	157,430

				632,654

Gas Utilities : 1.35%
Atmos Energy Corporation	4.95	10/15/2014	125,000	136,502
Duke Energy Corporation	5.63	11/30/2012	165,000	171,011
Public Service Company of Colorado	7.88	10/01/2012	75,000	78,154
Southern California Gas Company	4.80	10/01/2012	125,000	128,101

				513,768

Total Corporate Bonds and Notes (Cost $8,886,510)				8,903,881

Loan Participation : 1.18%
United States Department of Agriculture Loan (a)	0.98	06/25/2016	318,853	318,949
United States Department of Agriculture Loan (a)	5.37	09/08/2019	130,345	129,055

Total Loan Participation (Cost $447,282)				448,004

Municipal Bonds and Notes : 2.93%

California : 0.13%
University of California Revenues (Education Revenue)	0.89	07/01/2013	50,000	50,258

Maine : 0.33%
Maine State (GO - State)	5.60	06/15/2012	125,000	126,989

Maryland : 0.40%
Frederick MD Series A (GO - State)	2.00	12/01/2012	150,000	151,466

Oregon : 0.32%
Oregon State University System Project Series F (Education Revenue)	0.58	08/01/2012	120,000	120,138

Texas : 1.14%
Brazos TX Higher Education Authority Incorporated Series 2011-2 Class A1 (Education Revenue) ±	1.11	01/27/2020	93,819	93,596
Brazos TX Higher Education Authority Incorporated Series 2005-1 (Education Revenue) ±	0.44	12/26/2018	238,970	237,828
Galveston County TX Build America Bond (GO - Local)	3.01	02/01/2014	100,000	103,687

				435,111

Wisconsin : 0.61%
Outagamie County WI Build America Bond (GO - State)	2.50	04/01/2013	125,000	127,409
Western Wisconsin Technical College (Education Revenue)	1.75	04/01/2012	105,000	105,134

				232,543

Total Municipal Bonds and Notes (Cost $1,114,541)				1,116,505

4

WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Non-Agency Mortgage Backed Securities : 11.49%
Bank of America Commercial Mortgage Incorporated Series 2005-1 Class A3	4.88%	11/10/2042	$148,533	$148,474
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9 Class A2	4.74	09/11/2042	499,151	512,954
Countrywide Home Loans Series 2004-R1 Class 1AF ±144A	0.64	11/25/2034	339,656	279,583
FDIC Structured Sale Guaranteed Notes Series 2010-L1 Class A2 144A(z)	0.20	10/25/2012	940,000	938,750
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A4 ±	5.05	07/10/2045	448,625	448,594
GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF ±144A	0.64	06/25/2034	343,501	294,080
JPMorgan Chase Commercial Mortgage Series 2010 C2 Class A1 144A	2.75	11/15/2043	161,998	165,336
Morgan Stanley Dean Witter Credit Corporation Heloc Trust Series 2003-1 Class A ±	0.78	11/25/2015	128,610	123,048
Structured Asset Securities Corporation Series 2004-NP2 Class A ±144A	0.59	06/25/2034	362,610	308,150
Structured Asset Securities Corporation Series 2005-GEL4 Class A ±	0.59	08/25/2035	37,550	37,304
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10/25/2036	277,383	266,455
Structured Asset Securities Corporation Series 2006-RM1 Class A1 ±144A(a)	0.49	08/25/2046	359,254	179,627
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ±144A	0.52	05/25/2047	924,067	457,413
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6 Class 2A1A ±	0.47	04/25/2045	274,616	218,925

Total Non-Agency Mortgage Backed Securities (Cost $5,235,596)				4,378,693

U.S. Treasury Securities : 0.20%
U.S. Treasury Bond	0.75	03/31/2013	75,000	75,437

Total U.S. Treasury Securities (Cost $74,986)				75,437

Yankee Corporate Bonds and Notes : 2.17%

Energy : 0.49%

Oil, Gas & Consumable Fuels : 0.49%
Shell International Finance BV	4.00	03/21/2014	175,000	186,957

Financials : 0.74%

Commercial Banks : 0.33%
Bank of Nova Scotia 144A	1.45	07/26/2013	125,000	126,596

Diversified Financial Services : 0.41%
Diageo Capital plc	5.20	01/30/2013	150,000	156,422

Health Care : 0.67%

Health Care Equipment & Supplies : 0.67%
Covidien International Finance SA	1.88	06/15/2013	250,000	253,245

Industrials : 0.27%

Industrial Conglomerates : 0.27%
Philips Electronics NV	4.63%	03/11/2013	$100,000	104,140

Total Yankee Corporate Bonds and Notes (Cost $823,723)				827,360

5

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO

Security Name			Principal	Value
Other : 0.47%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$126,600	$34,182
VFNC Corporation, Pass-Through Entity, 0.24% ±144A(a)(i)(v)			366,972	144,898

Total Other (Cost $72,931)				179,080

	Yield		Shares
Short-Term Investments : 8.04%
Investment Companies : 4.89%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class (l)(u)	0.02		1,223,097	1,223,097
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.15		641,139	641,139

				1,864,236

	Interest Rate	Maturity Date	Principal
U.S. Treasury Securities : 3.15%
U.S. Treasury Bill «	0.17	05/31/2012	775,000	774,850
U.S. Treasury Bill	0.20	04/05/2012	425,000	424,967

Total Short-Term Investments (Cost $3,063,810)				3,064,053

Total Investments in Securities (Cost $39,324,273)	102.05%			38,874,503

Other Assets and Liabilities, Net	(2.05)			(779,558)

Total Net Assets	100.00%			$38,094,945

±	Variable rate investment.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
«	All or a portion of this security is on loan.
*	Cost for federal income tax purposes is $39,698,231 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$530,646
Gross unrealized depreciation	(1,354,374)

Net unrealized depreciation	$(823,728)

6

WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Stable Income Portfolio (the “Portfolio”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolio’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Portfolio holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Futures contracts

The Portfolio may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$14,165,571	$0	$14,165,571
Asset-backed securities	0	5,715,919	0	5,715,919
Corporate bonds and notes	0	8,903,881	0	8,903,881
Loan participation	0	0	448,004	448,004
Municipal bonds and notes	0	1,116,505	0	1,116,505
Non-agency mortgage backed securities	0	3,921,280	457,413	4,378,693
Other	0	0	179,080	179,080
U.S. Treasury securities	75,437	0	0	75,437
Yankee corporate bonds and notes	0	827,360	0	827,360
Short-term investments
Investment companies	1,223,097	641,139	0	1,864,236
U.S. Treasury securities	1,199,817	0	0	1,199,817

	$2,498,351	$35,291,655	$1,084,497	$38,874,503

As of February 29, 2012, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$2,665	$0	$0	$2,665

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Loan participation	Non-agency mortgage backed securities	Other	Total
Balance as of May 31, 2011	$536,872	$723,775	$276,893	$1,537,540
Accrued discounts (premiums)	55	0	0	55
Realized gains (losses)	(20)	0	0	(20)
Change in unrealized gains (losses)	3,112	(61,343)	(32,838)	(91,069)
Purchases	0	0	0	0
Sales	(92,015)	(25,392)	(64,975)	(182,382)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	(179,627)	0	(179,627)

Balance as of February 29, 2012	$448,004	$457,413	$179,080	$1,084,497

Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$2,619	$(53,966)	$(62,961)	$(114,308)

Transfers out of Level 3 into Level 2 are due to the availability of significant observable inputs which are currently used in the determination of the fair value of the securities.

Derivative transactions

During the nine months ended February 29, 2012, the Portfolio entered into futures contracts to speculate on interest rates.

At February 29, 2012, the Portfolio had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Contract Value at February 29, 2012	Net Unrealized Gains (Losses)
June 2012	15 Short	5-Year U.S. Treasury Notes	$1,847,578	$2,665

As of February 29, 2012, the Portfolio had an average notional amount of $1,482,996 in short futures contracts during the nine months ended February 29, 2012. As of February 29, 2012, the Portfolio had segregated $9,750 as cash collateral for open futures contracts.

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities : 42.09%
FHLMC %%	3.00%	04/15/2026	$27,200,000	$28,096,749
FHLMC %%	3.50	06/15/2025	18,200,000	19,030,375
FHLMC %%	3.50	07/15/2025	19,100,000	19,935,625
FHLMC	3.50	01/01/2032	3,410,315	3,565,682
FHLMC	3.50	01/01/2032	1,449,917	1,515,972
FHLMC	3.50	01/01/2032	853,816	892,714
FHLMC	3.50	01/01/2032	738,236	771,869
FHLMC	3.50	02/01/2032	2,247,106	2,349,480
FHLMC	3.50	02/01/2032	1,235,036	1,291,302
FHLMC	3.50	02/01/2032	976,352	1,020,833
FHLMC	3.50	02/01/2032	534,742	559,104
FHLMC	3.50	02/01/2032	780,185	815,729
FHLMC	3.50	02/01/2032	2,025,884	2,118,179
FHLMC	3.50	02/01/2032	653,866	683,655
FHLMC	3.87	04/25/2021	1,432,000	1,569,382
FHLMC	4.00	01/01/2032	2,411,438	2,558,762
FHLMC	4.00	01/01/2032	1,579,483	1,675,979
FHLMC	4.00	01/01/2032	1,077,259	1,143,073
FHLMC	4.00	01/01/2032	2,048,172	2,173,303
FHLMC	4.00	02/01/2032	415,628	441,020
FHLMC	4.00	02/01/2032	789,127	837,338
FHLMC	4.00	02/01/2032	553,000	586,785
FHLMC	4.00	12/15/2036	5,466,403	5,769,565
FHLMC	4.00	02/15/2039	1,662,166	1,745,335
FHLMC	4.00	02/15/2040	7,974,162	8,372,960
FHLMC %%	4.00	04/15/2040	16,700,000	17,516,734
FHLMC %%	4.00	05/15/2040	107,500,000	112,522,260
FHLMC	4.50	11/15/2038	3,103,330	3,247,545
FHLMC	4.50	12/01/2040	14,982,306	16,322,019
FHLMC	4.50	08/01/2041	7,417,640	7,956,633
FHLMC	4.50	08/01/2041	6,656,197	7,147,826
FHLMC	4.50	08/01/2041	4,602,526	4,937,006
FHLMC	4.50	08/01/2041	4,856,942	5,215,701
FHLMC	4.50	09/01/2041	6,034,767	6,415,981
FHLMC	4.50	10/01/2041	9,638,215	10,247,057
FHLMC	5.00	07/15/2029	87,885	88,059
FHLMC	5.00	06/15/2038	7,485	8,134
FHLMC	5.00	03/01/2041	1,756,663	1,932,816
FHLMC	5.00	03/01/2041	1,154,505	1,269,185
FHLMC	5.00	03/01/2041	800,328	880,584
FHLMC	5.00	03/01/2041	1,012,401	1,112,972
FHLMC	5.00	04/01/2041	3,495,751	3,846,300
FHLMC	5.00	04/01/2041	2,123,014	2,333,917
FHLMC	5.00	04/01/2041	885,903	973,908
FHLMC	5.00	04/01/2041	6,433,505	7,078,620
FHLMC	5.00	05/01/2041	5,579,184	6,138,656
FHLMC	5.00	05/01/2041	1,251,927	1,376,301
FHLMC	5.00	05/01/2041	3,307,802	3,636,380
FHLMC	5.00	06/01/2041	3,917,218	4,306,372
FHLMC	5.00	06/01/2041	4,106,617	4,518,433
FHLMC	5.00	07/01/2041	8,559,519	9,391,063
FHLMC	5.00	07/01/2041	2,898,498	3,189,163
FHLMC	5.00	07/01/2041	1,887,316	2,070,666
FHLMC	5.00	07/01/2041	2,161,365	2,376,065
FHLMC	5.00	08/01/2041	3,629,368	3,993,364
FHLMC	5.50	10/01/2039	2,239,124	2,471,184
FHLMC ±	5.59	10/01/2038	937,403	1,013,474
FHLMC ±	5.59	08/01/2039	4,893,589	5,290,515
FHLMC ±	5.68	03/01/2036	988,723	1,067,933
FHLMC ±	5.69	03/01/2036	1,073,420	1,158,604
FHLMC ±	5.78	07/01/2038	2,534,687	2,743,501
FHLMC ±	5.81	01/01/2037	276,857	300,065
FHLMC ±	5.81	11/01/2036	3,458,958	3,741,264
FHLMC ±	5.81	07/01/2037	13,561	14,678
FHLMC ±	5.82	11/01/2038	1,375,840	1,488,840

1

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
FHLMC ±	5.83%	11/01/2037	$58,502	$63,253
FHLMC ±	5.90	05/01/2037	4,311	4,665
FHLMC ±	5.93	06/01/2036	2,263,463	2,450,891
FHLMC ±	5.94	03/01/2037	219,864	237,802
FHLMC ±	5.95	07/01/2037	2,020,831	2,188,512
FHLMC ±	5.97	01/01/2037	759,460	821,064
FHLMC ±	5.99	06/01/2038	3,918,404	4,234,177
FHLMC ±	6.00	10/01/2037	4,420,386	4,788,330
FHLMC	6.00	08/01/2017	91,081	98,376
FHLMC	6.00	10/01/2017	197,879	213,727
FHLMC	6.00	02/01/2023	110,369	121,374
FHLMC	6.00	03/01/2034	781,757	872,409
FHLMC	6.00	02/01/2035	1,301,625	1,451,748
FHLMC	6.00	12/01/2035	15,079,929	16,828,594
FHLMC	6.00	03/01/2036	7,331,805	8,177,417
FHLMC	6.00	08/01/2037	2,052,109	2,288,147
FHLMC	6.00	08/01/2038	1,870,882	2,086,075
FHLMC	6.00	10/01/2038	2,900,031	3,233,600
FHLMC ±	6.14	06/01/2037	3,471,366	3,776,617
FHLMC	6.50	04/01/2021	59,800	63,170
FHLMC Series 1590 Class IA ±	1.30	10/15/2023	96,325	96,994
FHLMC Series 1897 Class K	7.00	09/15/2026	2,761	3,232
FHLMC Series 1935 Class FL ±	0.95	02/15/2027	6,609	6,682
FHLMC Series 2423 Class MC	7.00	03/15/2032	41,950	49,666
FHLMC Series 2980 Class QA	6.00	05/15/2035	204,936	230,662
FHLMC Series 3529 Class AG	6.50	04/15/2039	14,737,049	16,526,221
FHLMC Series 3622 Class WA	5.50	09/15/2039	10,970,837	12,024,697
FHLMC Series K003 Class AAVB	4.77	05/25/2018	3,752,000	4,224,107
FHLMC Series K005 Class A2	4.32	11/25/2019	4,925,000	5,551,874
FHLMC Series T-48 Class 1A3 Preassign 00764 ±	6.29	07/25/2033	112,352	126,914
FHLMC Series T-57 Class 1A3 Preassign 00073	7.50	07/25/2043	1,253,093	1,445,568
FHLMC Series T-59 Class 1A3 Preassign 00329	7.50	10/25/2043	1,691,552	1,936,635
FHLMC Series T-60 Class 1A3 Preassign 00462	7.50	03/25/2044	1,751,025	1,995,672
FHLMC Structured Pass-Through Securities Series T-57 Class 1A2	7.00	07/25/2043	1,693,926	1,941,426
FNMA ±	2.45	06/01/2017	2,461	2,467
FNMA %%	3.00	10/25/2026	10,100,000	10,450,344
FNMA %%	3.00	11/25/2026	97,200,000	100,298,250
FNMA (z)	3.31	10/09/2019	19,160,000	14,903,108
FNMA %%	3.50	11/25/2025	15,100,000	15,836,125
FNMA	3.50	01/01/2032	3,668,420	3,839,559
FNMA	3.50	01/01/2032	742,344	776,976
FNMA	3.50	01/01/2032	861,744	901,946
FNMA	3.50	01/01/2032	1,113,079	1,165,006
FNMA	3.50	01/01/2032	510,791	534,620
FNMA	3.50	02/01/2032	1,117,513	1,169,647
FNMA	3.50	02/01/2032	3,225,185	3,375,646
FNMA	3.50	02/01/2032	509,655	533,432
FNMA	3.50	02/01/2032	303,623	317,788
FNMA	3.50	02/01/2032	555,753	581,680
FNMA	3.50	02/01/2032	683,485	715,371
FNMA	3.50	02/01/2032	778,878	815,214
FNMA	3.50	02/01/2032	574,344	601,138
FNMA	3.50	02/01/2032	410,811	429,976
FNMA %%	3.50	06/25/2041	1,800,000	1,860,188
FNMA %%	3.50	07/25/2041	38,900,000	40,073,078
FNMA	4.00	01/01/2032	2,235,561	2,371,341
FNMA	4.00	01/01/2032	1,591,886	1,688,572
FNMA	4.00	01/01/2032	747,879	793,302
FNMA	4.00	01/01/2032	851,415	903,127
FNMA	4.00	01/01/2032	1,107,559	1,174,829
FNMA	4.00	01/01/2032	597,159	633,429
FNMA	4.00	01/01/2032	250,180	265,375
FNMA	4.00	02/01/2032	884,782	938,521
FNMA	4.00	02/01/2032	671,854	712,660
FNMA %%	4.50	05/25/2039	100,000	106,578
FNMA	4.50	07/01/2041	5,406,221	5,767,158
FNMA	4.50	08/01/2041	8,491,601	9,149,401

2

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
FNMA	4.50%	08/01/2041	$7,446,661	$8,023,498
FNMA	4.50	08/01/2041	1,612,234	1,731,557
FNMA	4.50	08/01/2041	1,648,196	1,767,534
FNMA	4.50	08/01/2041	1,231,420	1,322,555
FNMA	4.50	08/01/2041	4,696,665	5,010,230
FNMA	4.50	10/01/2041	1,741,364	1,857,623
FNMA	4.50	02/01/2042	3,773,237	4,025,151
FNMA %%	5.00	10/25/2036	2,400,000	2,591,625
FNMA	5.00	02/01/2041	1,629,755	1,792,910
FNMA	5.00	03/01/2041	690,204	761,263
FNMA	5.00	05/01/2041	4,467,296	4,913,263
FNMA	5.00	05/01/2041	4,292,033	4,733,938
FNMA	5.00	06/01/2041	2,669,056	2,941,377
FNMA	5.00	06/01/2041	3,514,632	3,873,213
FNMA	5.00	06/01/2041	5,401,496	5,940,769
FNMA	5.00	06/01/2041	2,014,159	2,221,539
FNMA	5.00	07/01/2041	3,355,566	3,690,549
FNMA	5.00	07/01/2041	5,681,456	6,261,120
FNMA	5.00	07/01/2041	45,123,385	50,200,775
FNMA	5.00	08/01/2041	2,668,652	2,940,914
FNMA	5.00	08/01/2041	7,312,693	8,065,603
FNMA	5.00	08/01/2041	2,493,831	2,774,443
FNMA	5.00	08/01/2041	2,368,555	2,612,436
FNMA	5.00	08/01/2041	2,712,433	2,983,223
FNMA	5.00	09/01/2041	7,321,751	8,052,735
FNMA	5.00	09/01/2041	6,262,477	6,901,399
FNMA	5.00	09/01/2041	2,234,249	2,419,323
FNMA	5.37	04/01/2017	2,460,000	2,765,046
FNMA	5.40	05/01/2017	3,277,133	3,686,016
FNMA ±	5.48	02/01/2039	2,267,691	2,452,145
FNMA	5.50	09/01/2034	2,359,202	2,574,399
FNMA	5.50	12/01/2035	4,912,495	5,439,273
FNMA	5.50	01/01/2038	9,092,499	10,067,507
FNMA	5.50	01/15/2038	4,257,000	4,758,917
FNMA	5.50	07/01/2039	2,154,929	2,402,169
FNMA	5.50	12/15/2039	24,710,336	27,092,382
FNMA	5.50	08/01/2040	4,298,607	4,759,556
FNMA ±	5.73	10/01/2037	862,474	934,592
FNMA ±	5.74	10/01/2037	1,092,762	1,183,428
FNMA ±	5.84	06/01/2037	205,141	222,096
FNMA ±	5.87	02/01/2037	731,411	790,791
FNMA ±	5.88	07/01/2037	1,550,172	1,677,130
FNMA ±	5.90	01/01/2037	657,825	711,147
FNMA ±	5.91	04/01/2037	1,004,661	1,086,710
FNMA ±	5.93	01/01/2037	1,229,165	1,328,201
FNMA ±	5.93	03/01/2037	968,676	1,046,430
FNMA ±	5.97	09/01/2037	620,950	679,732
FNMA ±	5.97	12/01/2036	589,762	638,012
FNMA	6.00	05/01/2017	112,122	121,043
FNMA	6.00	11/01/2017	27,331	29,506
FNMA	6.00	04/01/2022	51,838	57,071
FNMA	6.00	02/01/2029	46,339	51,713
FNMA	6.00	03/01/2033	251,014	280,260
FNMA	6.00	11/01/2033	96,919	108,157
FNMA	6.00	03/01/2034	53,482,025	59,714,720
FNMA	6.00	08/01/2034	4,833,045	5,359,502
FNMA	6.00	08/01/2034	1,857,010	2,072,348
FNMA	6.00	11/01/2034	2,997,304	3,323,796
FNMA	6.00	12/01/2034	12,257,263	13,678,612
FNMA	6.00	04/01/2035	854,517	953,606
FNMA	6.00	04/01/2035	24,677,640	27,539,253
FNMA	6.00	04/01/2035	9,268,763	10,278,396
FNMA %%	6.00	08/25/2035	11,600,000	12,761,812
FNMA %%	6.00	09/25/2035	61,900,000	67,983,606
FNMA	6.00	12/01/2035	6,407,104	7,150,070
FNMA	6.00	08/01/2036	10,117,652	11,219,753
FNMA	6.00	09/01/2036	22,866,045	25,517,586

3

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
FNMA	6.00%	07/01/2037	$15,522,656	$17,327,829
FNMA	6.00	01/01/2038	1,903,068	2,096,390
FNMA	6.00	10/01/2038	9,712,813	10,699,487
FNMA	6.00	12/01/2040	2,663,929	2,972,838
FNMA ±	6.03	10/01/2037	1,299,495	1,409,622
FNMA ±	6.06	07/01/2037	926,043	1,004,929
FNMA	6.06	09/01/2016	1,377,708	1,523,871
FNMA ±	6.10	11/01/2037	1,081,204	1,176,311
FNMA ±	6.11	09/01/2037	502,802	547,023
FNMA ±	6.27	09/01/2037	4,008,750	4,392,759
FNMA	6.32	08/01/2012	5,220,819	5,217,389
FNMA ±	6.32	10/01/2036	527,183	573,208
FNMA ±	6.33	07/01/2037	3,052,374	3,328,423
FNMA	6.50	06/01/2017	120,874	132,943
FNMA	6.50	07/01/2017	133,971	147,933
FNMA	6.50	10/01/2036	5,383,935	6,112,849
FNMA	7.00	02/25/2042	7,467,694	8,653,020
FNMA Series 1998-38 Class Pl	6.00	11/25/2028	1,495,265	1,675,263
FNMA Series 1999-54 Class LH	6.50	11/25/2029	54,009	61,439
FNMA Series 2002-14 Class A2	7.00	01/25/2042	661,665	764,771
FNMA Series 2002-33 Class A2	7.50	06/25/2032	1,285,799	1,477,779
FNMA Series 2003-W17 Class 1A7	5.75	08/25/2033	2,097,000	2,415,581
FNMA Series 2004-45 Class VB	4.50	10/25/2028	100,000	105,227
FNMA Series 2005-31 Class PB	5.50	04/25/2035	75,000	90,574
FNMA Series 2005-5 Class PA	5.00	01/25/2035	2,550,171	2,809,972
FNMA Series 2006-56 Class CA	6.00	07/25/2036	1,305,605	1,511,328
FNMA Series 2009-105 Class CB	6.00	12/25/2039	10,256,864	11,426,141
FNMA Series 2009-11 Class LC	4.50	03/25/2049	6,263,027	6,665,778
FNMA Series 2009-30 Class AD	6.50	04/25/2039	8,402,796	9,219,209
FNMA Series 2009-30 Class AG	6.50	05/25/2039	16,332,615	18,350,497
FNMA Series 2009-66 Class KE	4.00	09/25/2039	9,936,621	10,440,455
FNMA Series 2009-93 Class PD	4.50	09/25/2039	3,368,562	3,608,661
FNMA Series 2009-M01 Class A2	4.29	07/25/2019	7,116,000	7,939,898
FNMA Series 2009-M02 Class A3	4.00	01/25/2019	6,433,000	7,110,877
FNMA Series 2010-054 Class EA	4.50	06/25/2040	11,140,854	11,990,007
FNMA Series 2010-135 Class LM	4.00	12/25/2040	544,497	574,484
FNMA Series 2010-M01 Class A2	4.45	09/25/2019	2,860,000	3,177,163
FNMA Series 2010-M03 Class A3 ±	4.33	03/25/2020	20,018,000	22,146,914
FNMA Series 2011 Class 53	4.50	06/25/2041	8,492,294	9,010,927
FNMA Series 2011-53	4.00	06/25/2041	44,959,249	47,615,100
FNMA Series 2011-78 Class D	4.00	08/25/2041	2,119,736	2,227,894
GNMA	3.50	12/20/2040	207,557	214,910
GNMA	3.50	02/20/2041	213,297	220,820
GNMA	3.50	02/20/2041	2,026,369	2,097,632
GNMA	3.50	02/20/2041	995,044	1,030,038
GNMA	3.50	02/20/2041	1,476,013	1,527,921
GNMA	3.50	03/20/2041	2,069,196	2,141,965
GNMA ±	3.50	05/20/2041	2,653,626	2,803,117
GNMA ±	3.50	10/20/2041	2,907,587	3,072,203
GNMA %%	3.50	11/20/2041	41,821,000	43,676,809
GNMA	4.50	04/20/2039	4,293,000	4,801,450
GNMA ##	6.00	01/15/2040	19,852,249	22,329,416
GNMA	7.00	11/15/2029	103,982	122,186
GNMA	7.75	09/20/2020	57,884	60,441
GNMA	7.75	03/20/2021	111,847	125,999
GNMA	7.75	07/20/2021	37,668	38,233
GNMA	7.75	08/15/2021	33,024	33,395
GNMA	8.05	07/15/2019	49,009	55,269
GNMA	8.05	07/15/2019	13,782	14,032
GNMA	8.05	08/15/2019	20,233	20,494
GNMA	8.05	09/15/2019	3,939	3,952
GNMA	8.05	09/15/2019	16,512	16,571
GNMA	8.05	10/15/2019	15,166	15,220
GNMA	8.05	10/15/2019	9,022	9,053
GNMA	8.05	11/15/2019	4,340	4,355
GNMA	8.05	11/15/2019	26,889	27,878
GNMA	8.05	02/15/2020	19,926	20,374

4

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
GNMA	8.05%	10/15/2020	$13,730	$13,779
GNMA	11.50	05/15/2013	1,175	1,182
GNMA	11.50	06/15/2013	184	185
GNMA II ±	3.00	08/20/2041	2,914,573	3,050,439
GNMA II ±	3.00	08/20/2041	3,759,291	3,936,414
GNMA II ±	3.00	10/20/2041	2,610,788	2,733,798
GNMA II ±	3.00	11/20/2041	5,814,259	6,085,297
GNMA II ±	3.00	01/20/2042	453,190	473,466
GNMA II ±	3.50	07/20/2041	6,808,739	7,191,564
GNMA II ±	3.50	08/20/2041	3,634,591	3,838,947
GNMA Series 2002-95 Class DB	6.00	01/25/2033	5,357,000	6,112,297
GNMA Series 2003-79 Class PV	5.50	10/20/2023	2,240,652	2,539,216

Total Agency Securities (Cost $1,525,836,612)				1,549,806,832

Asset-Backed Securities : 12.30%
Ally Auto Receivables Trust Series 2011-4 Class A2	0.65	03/17/2014	4,101,000	4,105,971
Ally Auto Receivables Trust Series 2011-4 Class A4	1.14	06/15/2016	4,083,000	4,092,762
Ally Master Owner Trust Series 2012-1 Class A1 ±	1.05	02/15/2017	19,261,000	19,261,254
American Express Credit Account Master Trust Series 2007-8 Class A ±	0.55	05/15/2015	5,634,000	5,643,785
American Express Credit Account Master Trust Series 2009-2 Class A ±	1.50	03/15/2017	5,673,000	5,846,548
Bank of America Credit Card Trust Series 2008-7 Class A ±	0.95	12/15/2014	2,829,000	2,836,052
BMW Vehicle Owner Trust Series 2011-A Class A2	0.63	02/25/2014	11,633,000	11,638,833
Capital One Multi-Asset Execution Trust Series 2005-A10 Class A ±	0.33	09/15/2015	3,648,000	3,648,262
Capital One Multi-Asset Execution Trust Series 2005-A6 Class A6 ±	0.62	07/15/2015	14,376,000	14,375,270
Capital One Multi-Asset Execution Trust Series 2006-A5 Class A5 ±	0.31	01/15/2016	734,000	733,973
Captial One Multi-Asset Execution Trust Series 2007-A8 Class A8 ±	0.85	10/15/2015	13,083,000	13,111,845
Citibank Credit Card Issuance Trust Series 2009-A1 Class A1 ±	2.00	03/17/2014	47,089,000	47,122,443
Citibank Omni Master Trust Series 2009-A14 Class A14 ±144A	3.00	08/15/2018	22,819,000	24,087,691
Citibank Omni Master Trust Series 2009-A8 Class A8 ±144A	2.35	05/16/2016	6,869,000	6,897,315
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A 144A	3.81	10/14/2022	10,957,896	11,497,890
Discover Card Master Trust Series 2007-3 Class A2 ±	0.30	10/16/2014	11,590,000	11,590,786
Discover Card Master Trust Series 2009-A1 Class A1 ±	1.55	12/15/2014	3,562,000	3,575,450
Extended Stay America Trust Series 2010-ESHA Class A 144A	2.95	11/05/2027	14,081,285	14,231,307
Ford Credit Auto Owner Trust Series 2009-D Class A3	2.17	10/15/2013	2,501,995	2,513,107
Ford Credit Floorplan Master Trust Series 2009-2 Class A ±	1.80	09/15/2014	11,193,000	11,280,433
Ford Credit Floorplan Master Trust Series 2012-1 Class A ±	0.72	01/15/2016	19,024,000	19,024,169
GE Capital Credit Card Master Note Trust Series 2009-2 Class A	3.69	07/15/2015	14,424,000	14,602,282
Goal Capital Funding Trust Series 2006-1 Class A3 ±	0.61	11/25/2026	13,416,000	12,698,388
Harley Davidson Motorcycle Trust Series 2011-2 Class A4	1.47	08/15/2017	5,294,000	5,308,716
Honda Auto Receivables Owner Trust Series 2010-3 Class A2	0.53	01/21/2013	1,597,599	1,597,709
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02	10/17/2016	4,745,000	4,819,978
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.67	03/23/2037	3,308,000	2,954,674
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.58	11/23/2022	20,506,000	20,236,469
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.64	10/26/2026	27,584,000	27,227,993
Nelnet Student Loan Trust Series 2007-1 Class A3 ±	0.56	05/27/2025	12,426,000	11,139,961
Nelnet Student Loan Trust Series 2007-2A Class A3l ±144A	0.92	03/25/2026	5,367,000	5,046,223
SLM Student Loan Trust Series 2000-A Class A2 ±	0.74	10/28/2028	4,466,356	4,452,800
SLM Student Loan Trust Series 2003-14 Class A5 ±	0.79	01/25/2023	13,036,000	12,827,815
SLM Student Loan Trust Series 2004-1 Class A3 ±	0.77	04/25/2023	5,651,000	5,577,150
SLM Student Loan Trust Series 2004-3 Class A5 ±	0.73	07/25/2023	3,609,000	3,508,492
SLM Student Loan Trust Series 2004-5 Class A4 ±	0.71	01/25/2021	5,828,361	5,805,234
SLM Student Loan Trust Series 2005-6 Class A ±	0.67	07/27/2026	17,392,000	16,911,480
SLM Student Loan Trust Series 2005-6 Class A5B ±	1.76	07/27/2026	2,285,000	2,284,936
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.56	07/25/2017	3,797,879	3,767,759
SLM Student Loan Trust Series 2008-4 Class A2 ±	1.61	07/25/2016	4,360,180	4,401,972
SLM Student Loan Trust Series 2008-6 Class A2 ±	1.11	10/25/2017	2,174,883	2,171,269
SLM Student Loan Trust Series 2008-9 Class A ±	2.06	04/25/2023	6,367,296	6,540,719
SLM Student Loan Trust Series 2011-C Class A1 ±144A	1.65	12/15/2023	14,705,628	14,708,335
SLM Student Loan Trust Series 2012-A Class A1 ±144A	1.66	08/15/2025	14,152,000	14,155,149
SMS Student Loan Trust Series 2000-B Class A2 ±	0.75	04/28/2029	5,072,129	5,024,229
World Financial Network Credit Card Master Trust Series 2011-A Class A	1.68	08/15/2018	4,903,000	4,925,884

5

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
World Omni Auto Receivables Trust Series 2008-A Class A4	4.74%	10/15/2013	$2,912,229	$2,939,582

Total Asset-Backed Securities (Cost $452,020,461)				452,750,344

Corporate Bonds and Notes : 14.75%

Consumer Discretionary : 1.29%

Automobiles : 0.30%
Daimler Finance NA LLC 144A	1.88	09/15/2014	9,565,000	9,637,474
Daimler Finance NA LLC 144A	3.88	09/15/2021	1,410,000	1,460,502

				11,097,976

Hotels, Restaurants & Leisure : 0.23%
Wyndham Worldwide	2.95	03/01/2017	2,335,000	2,342,488
Wyndham Worldwide	4.25	03/01/2022	6,195,000	6,214,354

				8,556,842

Media : 0.62%
Comcast Corporation	8.38	03/15/2013	6,261,000	6,750,491
NBC Universal Incorporated	2.88	04/01/2016	3,292,000	3,434,023
NBC Universal Incorporated	4.38	04/01/2021	2,189,000	2,397,137
News America Incorporated	6.15	03/01/2037	2,343,000	2,697,423
News America Incorporated	6.15	02/15/2041	1,774,000	2,107,265
Time Warner Cable Incorporated	5.50	09/01/2041	4,845,000	5,324,108

				22,710,447

Specialty Retail : 0.14%
Gap Incorporated	5.95	04/12/2021	5,073,000	5,086,413

Consumer Staples : 0.76%

Beverages : 0.32%
PepsiCo Incorporated	2.50	05/10/2016	4,305,000	4,532,132
The Coca-Cola Company	1.80	09/01/2016	6,954,000	7,150,583

				11,682,715

Food & Staples Retailing : 0.24%
SABMiller Holdings Incorporated 144A	3.75	01/15/2022	5,165,000	5,385,246
Wal-Mart Stores Incorporated	5.63	04/15/2041	2,850,000	3,598,917

				8,984,163

Food Products : 0.11%
Kraft Foods Incorporated Class A	6.50	02/09/2040	2,960,000	3,841,973

Tobacco : 0.09%
Altria Group Incorporated	10.20	02/06/2039	2,134,000	3,394,910

Energy : 1.63%

Oil, Gas & Consumable Fuels : 1.63%
El Paso Pipeline Partners Operating LLC	4.10	11/15/2015	2,950,000	3,034,650
El Paso Pipeline Partners Operating LLC	5.00	10/01/2021	710,000	741,212
El Paso Pipeline Partners Operating LLC	7.50	11/15/2040	2,215,000	2,567,081
Energen Corporation	4.63	09/01/2021	6,190,000	6,210,737
Energy Transfer Partners LP	5.20	02/01/2022	1,990,000	2,141,495
Energy Transfer Partners LP	6.50	02/01/2042	2,025,000	2,243,637
Energy Transfer Partners LP	9.00	04/15/2019	700,000	876,210
Kerr-McGee Corporation	6.95	07/01/2024	7,800,000	9,616,058
Marathon Petroleum Corporation	6.50	03/01/2041	2,304,000	2,599,281

6

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
MidAmerican Energy Holdings Company	6.50%	09/15/2037	$2,790,000	$3,609,005
ONEOK Partners LP	4.25	02/01/2022	1,185,000	1,220,629
ONEOK Partners LP	6.13	02/01/2041	1,135,000	1,339,782
Pride International Incorporated	6.88	08/15/2020	3,960,000	4,822,567
Reliance Holdings USA Company 144A	5.40	02/14/2022	6,775,000	6,862,641
Southwestern Energy Company 144A	4.10	03/15/2022	4,190,000	4,184,846
The Williams Companies Incorporated Series A	7.50	01/15/2031	1,812,000	2,151,784
Western Gas Partners LP	5.38	06/01/2021	5,335,000	5,692,605

				59,914,220

Financials : 6.21%

Capital Markets : 1.25%
Goldman Sachs Group Incorporated	5.75	01/24/2022	10,885,000	11,358,770
Goldman Sachs Group Incorporated	6.00	06/15/2020	4,700,000	4,995,019
Lazard Group LLC	6.85	06/15/2017	8,620,000	9,370,862
Lazard Group LLC	7.13	05/15/2015	5,987,000	6,453,094
Morgan Stanley	3.80	04/29/2016	4,500,000	4,389,737
Morgan Stanley	5.50	07/28/2021	9,360,000	9,270,883

				45,838,365

Commercial Banks : 0.65%
HSBC USA Incorporated	2.38	02/13/2015	13,745,000	13,939,354
Inter-American Development Bank Series EMTN	3.88	10/28/2041	5,613,000	5,812,851
US Bancorp	3.00	03/15/2022	4,260,000	4,266,927

				24,019,132

Consumer Finance : 0.13%
Ford Motor Credit Company LLC	5.88	08/02/2021	4,340,000	4,841,899

Diversified Financial Services : 2.23%
ABB Treasury Center USA Incorporated 144A	2.50	06/15/2016	3,785,000	3,823,020
Bank of America Corporation	5.70	01/24/2022	9,624,000	10,197,032
Bank of America Corporation	5.88	02/07/2042	1,925,000	1,916,826
Bank of America Corporation	6.00	09/01/2017	5,075,000	5,357,774
Citigroup Incorporated	1.88	10/22/2012	9,195,000	9,295,032
Citigroup Incorporated	2.65	03/02/2015	9,620,000	9,623,261
Citigroup Incorporated	3.95	06/15/2016	6,786,000	7,015,435
Citigroup Incorporated	4.45	01/10/2017	11,145,000	11,764,495
Credit Suisse New York	4.38	08/05/2020	1,890,000	1,921,102
General Electric Capital Corporation	4.65	10/17/2021	6,885,000	7,484,931
General Electric Capital Corporation	6.88	01/10/2039	6,124,000	7,545,852
JPMorgan Chase & Company	5.40	01/06/2042	2,905,000	3,133,589
JPMorgan Chase & Company	5.60	07/15/2041	2,734,000	3,032,391

				82,110,740

Insurance : 0.83%
American International Group Incorporated	6.25	05/01/2036	1,480,000	1,597,141
American International Group Incorporated	6.40	12/15/2020	2,105,000	2,346,793
American International Group Incorporated Series MTN	5.85	01/16/2018	828,000	892,869
Berkshire Hathaway Incorporated	1.90	01/31/2017	5,675,000	5,781,344
Berkshire Hathaway Incorporated	3.40	01/31/2022	9,804,000	10,010,080
Lincoln National Corporation	7.00	06/15/2040	560,000	662,032
MetLife Incorporated	4.75	02/08/2021	1,445,000	1,602,150
MetLife Incorporated	5.70	06/15/2035	1,935,000	2,284,836
Protective Life Corporation	8.45	10/15/2039	882,000	1,037,866
Prudential Financial Incorporated	5.63	05/12/2041	2,062,000	2,210,524
Prudential Financial Incorporated	5.80	11/16/2041	960,000	1,072,465
WR Berkley Corporation	5.38	09/15/2020	1,085,000	1,114,390

				30,612,490

7

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
REITs : 1.12%
Boston Properties LP	3.70%	11/15/2018	$3,335,000	$3,491,612
ERP Operation LP	4.63	12/15/2021	4,785,000	5,125,280
HCP Incorporated	3.75	02/01/2019	6,900,000	6,949,459
HCP Incorporated	6.75	02/01/2041	995,000	1,211,386
Health Care Property Investors Incorporated	5.65	12/15/2013	5,780,000	6,127,563
Health Care REIT Incorporated	6.50	03/15/2041	1,451,000	1,572,304
Kilroy Realty LP	4.80	07/15/2018	4,320,000	4,442,969
Kilroy Realty LP	5.00	11/03/2015	1,615,000	1,690,813
Kilroy Realty LP	6.63	06/01/2020	1,170,000	1,304,431
SL Green Realty Corporation	5.00	08/15/2018	1,085,000	1,082,042
Ventas Realty LP	4.25	03/01/2022	6,125,000	6,084,771
WEA Finance LLC 144A	4.63	05/10/2021	2,215,000	2,335,890

				41,418,520

Health Care : 1.47%

Biotechnology : 0.38%
Amgen Incorporated	3.88	11/15/2021	4,785,000	4,970,773
Amgen Incorporated	5.15	11/15/2041	1,110,000	1,159,334
Gilead Sciences Incorporated	4.50	04/01/2021	4,215,000	4,512,693
Gilead Sciences Incorporated	5.65	12/01/2041	2,850,000	3,158,732

				13,801,532

Health Care Equipment & Supplies : 0.15%
Boston Scientific Corporation	6.40	06/15/2016	4,875,000	5,636,846

Health Care Providers & Services : 0.55%
Aristotle Holding Incorporated 144A	2.65	02/15/2017	9,095,000	9,106,614
Aristotle Holding Incorporated 144A	3.90	02/15/2022	2,865,000	2,928,769
Coventry Health Care Incorporated	5.95	03/15/2017	7,253,000	8,225,772

				20,261,155

Life Sciences Tools & Services : 0.17%
Life Technologies Corporation	5.00	01/15/2021	5,886,000	6,384,791

Pharmaceuticals : 0.22%
Aristotle Holding Incorporated 144A	2.10	02/12/2015	8,045,000	8,109,529

Information Technology : 0.46%

Computers & Peripherals : 0.18%
Hewlett Packard Company	3.00	09/15/2016	2,300,000	2,402,943
Hewlett Packard Company	4.38	09/15/2021	1,935,000	2,040,487
Hewlett Packard Company	4.65	12/09/2021	1,925,000	2,075,058

				6,518,488

IT Services : 0.16%
IBM Corporation	1.25	02/06/2017	6,120,000	6,099,063

Software : 0.12%
Adobe Systems Incorporated	4.75	02/01/2020	3,862,000	4,273,971

Materials : 0.13%

Chemicals : 0.13%
Dow Chemical Company	5.25	11/15/2041	2,875,000	3,161,051
Dow Chemical Company	8.55	05/15/2019	1,233,000	1,639,699

				4,800,750

8

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Telecommunication Services : 1.36%

Diversified Telecommunication Services : 1.03%
AT&T Incorporated	0.88%	02/13/2015	$8,575,000	$8,556,890
AT&T Incorporated	1.60	02/15/2017	7,640,000	7,650,108
AT&T Incorporated	5.55	08/15/2041	1,405,000	1,645,641
AT&T Incorporated	6.40	05/15/2038	1,935,000	2,418,932
CenturyLink Incorporated	6.45	06/15/2021	2,025,000	2,143,359
Deutsche Telekom International 144A	2.25	03/06/2017	8,960,000	8,904,564
Deutsche Telekom International 144A	4.88	03/06/2042	3,065,000	3,008,126
Verizon Communications Incorporated	3.50	11/01/2021	3,420,000	3,576,663

				37,904,283

Wireless Telecommunication Services : 0.33%
American Tower Corporation	4.50	01/15/2018	5,755,000	5,954,860
American Tower Corporation	5.05	09/01/2020	1,659,000	1,713,205
Verizon Wireless Capital LLC	8.50	11/15/2018	3,335,000	4,630,511

				12,298,576

Utilities : 1.44%

Electric Utilities : 0.92%
Ameren Corporation	8.88	05/15/2014	4,165,000	4,680,519
APS	4.50	04/01/2042	4,313,000	4,401,839
Cleveland Electric Illuminating Company	8.88	11/15/2018	4,397,000	5,854,034
Georgia Power Company	4.30	03/15/2042	3,155,000	3,153,391
LG&E & KU Energy LLC 144A	4.38	10/01/2021	1,465,000	1,537,915
PPL Electric Utilities	3.00	09/15/2021	3,245,000	3,331,508
Progress Energy Incorporated	6.85	04/15/2012	3,070,000	3,091,011
Public Service Company of Colorado	4.75	08/15/2041	760,000	858,798
Southwestern Electric Power	3.55	02/15/2022	7,195,000	7,176,228

				34,085,243

Multi-Utilities : 0.52%
CMS Energy Corporation	2.75	05/15/2014	2,535,000	2,532,209
Dominion Resources Incorporated	4.90	08/01/2041	1,540,000	1,708,465
Dominion Resources Incorporated	8.88	01/15/2019	8,715,000	11,751,611
MidAmerican Energy Holdings	6.13	04/01/2036	1,340,000	1,659,199
Puget Sound Power & Light Company	4.43	11/15/2041	1,300,000	1,347,901

				18,999,385

Total Corporate Bonds and Notes (Cost $522,028,615)				543,284,417

Municipal Bonds and Notes : 1.03%

California : 0.37%
California Build America Bonds (Tax Revenue)	7.60	11/01/2040	4,170,000	5,537,301
Los Angeles CA Community College District Build America Bonds (Tax Revenue)	6.75	08/01/2049	3,650,000	5,031,343
Los Angeles CA DW&P Build America Bonds (Utilities Revenue)	6.57	07/01/2045	2,285,000	3,109,017

				13,677,661

Illinois : 0.18%
Illinois Finance Authority (GO - State)	5.37	03/01/2017	2,120,000	2,295,345
Illinois Finance Authority (GO - State)	5.67	03/01/2018	1,935,000	2,113,910
Illinois Finance Authority (GO - State)	5.88	03/01/2019	1,860,000	2,054,370

				6,463,625

9

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Nevada : 0.13%
Clark County NV Airport Authority (Airport Revenue) %	6.82%	07/01/2045	$3,610,000	$4,677,585

New Jersey : 0.17%
New Jersey State Turnpike Authority (Transportation Revenue)	7.10	01/01/2041	4,540,000	6,362,265

Ohio : 0.04%
Ohio State University Series A (Education Revenue)	4.80	06/01/2111	1,360,000	1,443,164

Texas : 0.14%
North Texas Tollway Authority (Transportation Revenue)	6.72	01/01/2049	4,154,000	5,265,361

Total Municipal Bonds and Notes (Cost $30,525,216)				37,889,661

Non-Agency Mortgage Backed Securities : 7.06%
Americold LLC Trust Series 2010-ART Class A1 144A	3.85	01/14/2029	6,571,555	6,860,540
Bank of America Commercial Mortgage Incorporated Series 2002-2 Class B	5.27	07/11/2043	1,368,000	1,381,361
Bank of America Commercial Mortgage Incorporated Series 2002-PB2 Class B	6.31	06/11/2035	1,345,000	1,352,832
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3	4.51	12/10/2042	764,430	781,297
Bank of America Commercial Mortgage Incorporated Series 2006-2 Class A4 ±	5.73	05/10/2045	6,698,999	7,620,440
Bank of America Commercial Mortgage Incorporated Series 2006-5 Class A4	5.41	09/10/2047	3,717,832	4,157,953
Bank of America Commercial Mortgage Incorporated Series 2006-6 Class A4	5.36	10/10/2045	3,806,000	4,211,929
Bank of America Commercial Mortgage Incorporated Series 2007-1 Class A2	5.38	01/15/2049	1,328,074	1,326,889
Bear Stearns Commercial Mortgage Securities Incorporated Series 2003-T12 Class A3 ±	4.24	08/13/2039	204,866	206,540
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95	02/11/2041	1,101,900	1,101,607
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR8 Class A4	4.67	06/11/2041	5,839,000	6,363,004
CFCRE Commercial Mortgage Trust Series 2011-C2 Class A2	3.06	12/15/2047	4,109,000	4,264,797
CFCRE Commercial Mortgage Trust Series 2011-C2 Class A4	3.83	12/15/2047	3,556,000	3,757,575
Citigroup Mortgage Loan Trust Incorporated Series 2007-AHL1 Class A2A ±	0.28	12/25/2036	191,593	186,938
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1 Class AM ±	5.23	07/15/2044	3,559,000	3,864,487
Commercial Mortgage Pass-Through Certificate Series 2001-J2 Class B 144A	6.30	07/16/2034	5,070,000	5,086,295
Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CP3 Class A3	5.60	07/15/2035	729,856	733,325
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-C4 Class B ±	5.25	08/15/2036	2,825,000	2,933,039
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A3	4.81	02/15/2038	1,921,286	1,984,677
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C2 Class A4	4.83	04/15/2037	5,779,000	6,192,233
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C3 Class A	4.73	07/15/2037	2,629,000	2,802,114
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C4 Class A3	5.47	09/15/2039	13,687,948	15,111,276
GE Capital Commercial Mortgage Securities Incorporated Series 2004-C2 Class A4	4.89	03/10/2040	1,953,000	2,076,057
GE Dealer Floorplan Master Note Trust Series 2012-1 Class A ±	0.82	02/20/2017	9,593,000	9,593,048
GMAC Commercial Mortgage Securities Incorporated Series 2001-C2 Class A2	6.70	04/15/2034	15,173	15,165
GMAC Commercial Mortgage Securities Incorporated Series 2001-C2 Class B	6.79	04/15/2034	977,000	976,604
GMAC Commercial Mortgage Securities Incorporated Series 2006-C1 Class AM ±	5.29	11/10/2045	3,506,000	3,616,092

10

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Greenwich Capital Commercial Funding Corporation Series 2002-C1 Class A4	4.95%	01/11/2035	$5,540,020	$5,622,400
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	04/10/2037	9,472,000	10,368,165
Greenwich Capital Commercial Funding Corporation Series 2007-GG9 Class A4	5.44	03/10/2039	8,036,000	8,922,467
GS Mortgage Securities Corporation II Series 2005-GG4 Class A4	4.75	07/10/2039	3,650,500	3,969,820
GS Mortgage Securities Corporation II Series 2005-GG4 Class A4	4.76	07/10/2039	1,769,000	1,895,598
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	01/25/2051	9,314,551	10,047,988
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIBC2 Class D ±	6.85	04/15/2035	1,766,000	1,811,912
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class B ±	5.21	12/12/2034	1,007,000	1,021,344
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class A2	5.05	12/12/2034	2,258,754	2,300,441
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-C1 Class A1	4.28	01/12/2037	324,327	325,193
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-CB6 Class A1	4.39	07/12/2037	501,818	506,811
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	07/15/2041	7,377,000	7,895,426
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13	05/15/2047	1,434,698	1,502,203
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A3	5.34	05/15/2047	4,302,000	4,737,302
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LD11 Class A4 ±	5.82	06/15/2049	8,300,000	9,165,076
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LD12 Class A4 ±	5.88	02/15/2051	3,381,000	3,798,479
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2009-IWST Class A2 144A	5.63	12/05/2027	2,001,000	2,300,206
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	08/05/2032	8,309,000	8,766,153
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A1 144A	3.85	06/15/2043	12,342,932	12,994,478
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	08/05/2032	2,123,365	2,169,355
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C5 Class A3	4.17	08/15/2046	2,374,000	2,594,027
Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C2 Class A4	5.59	06/15/2031	581,963	584,605
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5	4.63	10/15/2029	1,225,241	1,263,970
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C2 Class A4	5.00	04/15/2030	5,097,777	5,286,073
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C1 Class AAB	5.40	02/15/2040	1,529,371	1,626,726
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3 ±	5.94	07/15/2044	1,751,000	1,887,592
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A3	5.93	07/15/2040	6,831,000	7,406,006
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C7 Class A3 ±	5.87	09/15/2045	9,927,000	11,278,700
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A ±	4.95	07/12/2038	2,169,000	2,297,279
Morgan Stanley Dean Witter Capital I Series 2001-TOP3 Class A4	6.39	07/15/2033	232,595	232,520
Morgan Stanley Dean Witter Capital I Series 2002-HQ Class B	6.64	04/15/2034	1,367,000	1,369,245
Morgan Stanley Dean Witter Capital I Series 2003-HQ2 Class B	5.04	03/12/2035	1,456,000	1,490,434
Morgan Stanley Dean Witter Capital I Series 2004-TP13 Class A 3	4.39	09/13/2045	961,591	980,963
Morgan Stanley Dean Witter Capital I Series 2006-HQ8 Class AM ±	5.47	03/12/2044	1,836,000	1,936,809
Morgan Stanley Dean Witter Capital I Series 2007-HE2 Class A2A ±	0.28	01/25/2037	59,291	58,545
Morgan Stanley Dean Witter Capital I Series 2007-HQ13 Class A1	5.36	12/15/2044	370,128	372,051
Morgan Stanley Dean Witter Capital I Series 2007-T25 Class A3 ±	5.51	11/12/2049	2,332,000	2,630,529
Morgan Stanley Dean Witter Capital I Series 2011-C3 Class A2	3.22	07/15/2049	3,587,000	3,762,426
Morgan Stanley Dean Witter Capital I Series 2011-C3 Class A4	4.12	07/15/2049	1,797,000	1,954,485
Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S ±	0.35	02/25/2047	239,458	197,550
Nomura Asset Securities Corporation Series 1998-D6 Class A2 ±	7.31	03/15/2030	5,409,589	5,633,335
Sequoia Mortgage Trust Series 2010-H1 Class A1 ±	3.75	02/25/2040	854,713	871,705

11

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Sequoia Mortgage Trust Series 2011-1 Class A1 ±	4.13%	02/25/2041	$1,250,892	$1,280,824
Structured Asset Securities Corporation Series 1982 Class B ±(z)	0.28	03/01/2020	125,835	123,058
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.76	02/25/2028	90,648	80,329
US Bank NA Series 2007-1 Class A	5.92	05/25/2012	2,638,518	2,670,338
Wachovia Bank Commercial Mortgage Trust Series 2003-C7 Class A1 144A	4.24	10/15/2035	165,030	166,181
Wachovia Bank Commercial Mortgage Trust Series 2003-C8 Class A3	4.45	11/15/2035	1,388,403	1,403,593

Total Non-Agency Mortgage Backed Securities (Cost $253,476,532)				260,118,829

U.S. Treasury Securities : 22.81%
U.S. Treasury Bond	3.13	11/15/2041	10,043,000	10,101,059
U.S. Treasury Bond	3.13	02/15/2042	12,944,000	13,008,720
U.S. Treasury Bond ##	3.75	08/15/2041	25,849,000	29,257,837
U.S. Treasury Bond	4.25	11/15/2040	11,519,000	14,177,366
U.S. Treasury Bond ##	4.38	05/15/2041	26,689,000	33,536,383
U.S. Treasury Bond ##	4.50	02/15/2036	22,507,000	28,562,778
U.S. Treasury Bond	4.75	02/15/2041	8,050,000	10,712,787
U.S. Treasury Note	0.25	01/31/2014	66,790,000	66,730,023
U.S. Treasury Note	0.25	02/28/2014	94,128,000	94,032,366
U.S. Treasury Note	0.25	02/15/2015	43,051,000	42,839,103
U.S. Treasury Note	0.88	12/31/2016	3,261,000	3,267,114
U.S. Treasury Note «	0.88	01/31/2017	134,046,000	134,182,191
U.S. Treasury Note	0.88	02/28/2017	60,776,000	60,785,481
U.S. Treasury Note ##	1.00	08/31/2016	51,217,000	51,749,196
U.S. Treasury Note	1.00	10/31/2016	66,593,000	67,206,921
U.S. Treasury Note	1.38	02/28/2019	35,639,000	35,588,892
U.S. Treasury Note ##	1.50	06/30/2016	44,440,000	45,894,699
U.S. Treasury Note «	2.00	11/15/2021	27,398,000	27,526,442
U.S. Treasury Note	2.00	02/15/2022	28,182,000	28,230,445
U.S. Treasury Note	2.63	12/31/2014	12,183,000	12,933,972
U.S. Treasury Note	3.25	03/31/2017	16,452,000	18,373,544
U.S. Treasury Note	3.50	05/15/2020	9,909,000	11,343,486

Total U.S. Treasury Securities (Cost $829,029,639)				840,040,805

Yankee Corporate Bonds and Notes : 7.32%A

Consumer Discretionary : 0.08%

Media : 0.08%
Thomson Reuters Corporation	5.95	07/15/2013	2,855,000	3,025,438

Consumer Staples : 0.73%

Beverages : 0.63%
Pernod Ricard SA 144A	4.45	01/15/2022	7,960,000	8,294,678
Pernod Ricard SA 144A	5.50	01/15/2042	5,782,000	6,157,344
Pernod Ricard SA 144A	5.75	04/07/2021	7,716,000	8,767,035

				23,219,057

Food & Staples Retailing : 0.07%
Cencosud SA 144A	5.50	01/20/2021	2,365,000	2,486,675

Food Products : 0.03%
Grupo Bimbo S.A.B. de C.V. Company 144A	4.50	01/25/2022	1,250,000	1,288,110

Energy : 1.49%

Oil, Gas & Consumable Fuels : 1.49%
BG Energy Capital plc 144A	4.00	10/15/2021	4,755,000	5,124,211
Husky Energy Incorporated	7.25	12/15/2019	3,339,000	4,202,786
International Petroleum Investment Company GMTN Limited 144A	5.50	03/01/2022	3,605,000	3,672,594
Nexen Incorporated	6.40	05/15/2037	876,000	1,003,040
Petrobras International Finance Company	2.88	02/06/2015	3,840,000	3,930,612

12

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Petrobras International Finance Company	3.50%	02/06/2017	$9,610,000	$9,818,354
Petrobras International Finance Company	5.38	01/27/2021	3,830,000	4,116,530
Petroleos Mexicanos 144A	4.88	01/24/2022	3,865,000	4,046,655
Petroleos Mexicanos	6.50	06/02/2041	1,950,000	2,204,280
Petroleos Mexicanos 144A	6.50	06/02/2041	770,000	870,408
Talisman Energy Incorporated	7.75	06/01/2019	2,961,000	3,709,588
Transocean Incorporated	5.05	12/15/2016	7,785,000	8,518,324
Transocean Incorporated	7.35	12/15/2041	2,801,000	3,567,774

				54,785,156

Financials : 3.91%

Commercial Banks : 2.41%
Bank of Montreal 144A	1.95	01/30/2018	5,630,000	5,722,152
Bank of Nova Scotia 144A	1.95	01/30/2017	5,510,000	5,611,307
Bank of Nova Scotia 144A	2.15	08/03/2016	2,735,000	2,822,197
Bank of Nova Scotia	2.55	01/12/2017	13,400,000	13,869,911
HSBC Holdings plc	5.10	04/05/2021	3,245,000	3,550,468
HSBC Holdings plc	6.80	06/01/2038	2,981,000	3,395,362
Itau Unibanco Holding SA 144A	6.20	04/15/2020	1,030,000	1,081,500
Korea Development Bank	3.25	03/09/2016	2,592,000	2,604,411
Korea Development Bank	3.88	05/04/2017	4,525,000	4,631,885
Lloyds TSB Bank plc	6.38	01/21/2021	1,935,000	2,103,353
NIBC Bank NV 144A	2.80	12/02/2014	5,215,000	5,424,304
Nordea Bank AB 144A	4.88	05/13/2021	3,115,000	2,995,119
Rabobank Nederland NV	3.38	01/19/2017	11,805,000	12,154,263
Rabobank Nederland NV	3.88	02/08/2022	2,980,000	2,971,173
Rabobank Nederland NV	5.25	05/24/2041	1,992,000	2,101,148
Standard Chartered plc 144A	3.20	05/12/2016	8,011,000	8,121,023
Swedish Export Credit Corporation	3.25	09/16/2014	9,125,000	9,585,110

				88,744,686

Diversified Financial Services : 1.24%
Caisse Centrale Desjardins du Quebec 144A	1.60	03/06/2017	6,865,000	6,857,778
Caisse Centrale Desjardins du Quebec 144A	2.55	03/24/2016	2,635,000	2,741,193
Credit Suisse New York	6.00	02/15/2018	3,390,000	3,570,901
European Investment Bank	1.13	04/15/2015	12,505,000	12,503,474
KfW Bankengruppe	1.00	01/12/2015	9,345,000	9,390,202
Korea Development Bank	3.50	08/22/2017	4,920,000	4,951,139
UBS AG London 144A	1.88	01/23/2015	5,630,000	5,663,566

				45,678,253

Thrifts & Mortgage Finance : 0.26%
Achmea Hypotheekbank NV 144A	3.20	11/03/2014	9,188,000	9,618,173

Materials : 0.38%

Metals & Mining : 0.38%
ArcelorMittal	6.25	02/25/2022	1,940,000	2,003,760
Codelco Incorporated 144A	3.88	11/03/2021	4,335,000	4,468,206
Teck Resources Limited	6.25	07/15/2041	2,180,000	2,502,586
Vale Overseas Limited	4.38	01/11/2022	4,715,000	4,884,405

				13,858,957

Telecommunication Services : 0.53%

Diversified Telecommunication Services : 0.37%
Hutchinson Whampoa International Limited 144A	3.50	01/13/2017	1,275,000	1,293,647
Hutchinson Whampoa International Limited 144A	4.63	01/13/2022	4,710,000	4,804,728
Hutchinson Whampoa International Limited 144A	5.75	09/11/2019	1,605,000	1,776,891

13

PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO

Security Name		Interest Rate	Maturity Date	Principal	Value
Telemar Norte Leste SAU 144A		5.50%	10/23/2020	$5,417,000	$5,511,798
					13,387,064

Wireless Telecommunication Services : 0.16%
America Movil SAB SA		2.38	09/08/2016	2,935,000	2,997,260
Telefonica Moviles Chile SA 144A		2.88	11/09/2015	3,003,000	3,000,222

					5,997,482

Utilities : 0.20%

Electric Utilities : 0.20%
Comision Federal de Electricidad 144A		5.75	02/14/2042	2,640,000	2,646,600
PPL WEM Holdings plc 144A		3.90	05/01/2016	4,665,000	4,888,775

					7,535,375

Total Yankee Corporate Bonds and Notes (Cost $262,595,204)					269,624,426

Yankee Government Bonds : 1.02%
Province of Quebec		2.75	08/25/2021	5,755,000	5,816,889
Republic of Brazil		6.00	01/17/2017	3,925,000	4,645,238
Republic of Colombia		6.13	01/18/2041	1,600,000	1,965,600
Republic of Poland		5.00	03/23/2022	5,407,000	5,738,449
State of Israel		4.00	06/30/2022	1,610,000	1,603,431
State of Qatar 144A		3.13	01/20/2017	7,440,000	7,596,240
State of Qatar 144A		5.75	01/20/2042	1,900,000	2,059,125
United Mexican States		3.63	03/15/2022	1,936,000	1,974,720
United Mexican States		5.75	10/12/2110	5,693,000	6,091,510

Total Yankee Government Bonds (Cost $36,360,324)					37,491,202

Other : 0.14%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)				3,648,494	985,093
VFNC Corporation, Pass-Through Entity, 0.24% ±144A(a)(i)(v)				9,711,251	4,175,838

Total Other (Cost $2,101,801)					5,160,931

		Yield		Shares
Short-Term Investments : 10.00%

Investment Companies : 10.00%
Wells Fargo Advantage Cash Investment Money Market Fund, Institutional Class ##(l)(u)		0.02		311,865,647	311,865,647
Wells Fargo Securities Lending Cash Investments, LLC		0.15		56,341,400	56,341,400

Total Short-Term Investments (Cost $368,207,047)					368,207,047

Total Investments in Securities (Cost $4,282,181,451)	118.52%				4,364,374,494
Other Assets and Liabilities, Net	(18.52)				(682,035,439)

Total Net Assets	100.00%				$3,682,339,055

Schedule of TBA Sale Commitments : (0.42%)
FNMA %%		6.00%	08/25/2035	$(14,200,000)	$(15,622,218)
Total Schedule of TBA Sale Commitments (Proceeds Received $(15,639,969))					(15,622,218)

14

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — February 29, 2012 (UNAUDITED)

%%	Security issued on a when-issued (TBA) basis.
±	Variable rate investment.
(z)	Zero coupon security. Rate represents yield to maturity.
##	All or a portion of this security has been segregated for when-issued securities.
144A	Security that may be resold to "qualified institutional buyers" under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of
1933,	as amended.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $4,293,569,495 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$74,036,583
Gross unrealized depreciation	(3,231,584)

Net unrealized appreciation	$70,804,999

15

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – FEBRUARY 29, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Total Return Bond Portfolio (the “Portfolio”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolio’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Portfolio holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments

The Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Credit default swaps

The Portfolio may be subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Portfolio may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Portfolio is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Portfolio could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Portfolio as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

If the Portfolio is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Portfolio provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Mortgage dollar roll transactions

The Portfolio may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolio accounts for TBA dollar roll transactions as purchases and sales.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 29, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$1,549,806,832	$0	$1,549,806,832
Asset-backed securities	0	452,750,344	0	452,750,344
Corporate bonds and notes	0	543,284,417	0	543,284,417
Municipal bonds and notes	0	37,889,661	0	37,889,661
Non-agency mortgage backed securities	0	260,118,829	0	260,118,829
U.S. Treasury securities	840,040,805	0	0	840,040,805
Yankee corporate bonds and notes	0	269,624,426	0	269,624,426
Yankee government bonds	0	37,491,202	0	37,491,202
Other	0	0	5,160,931	5,160,931
Short-term investments
Investment companies	311,865,647	56,341,400	0	368,207,047

	$1,151,906,452	$3,207,307,111	$5,160,931	$4,364,374,494

As of February 29, 2012, the inputs used in valuing TBA sale commitments, which are carried at their value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA sale commitments	$0	$(15,622,218)	$0	$(15,622,218)

As of February 29, 2012, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments+	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Credit default swap contracts	$0	$4,064	$0	$4,064

+	The value of swap contracts consists of unrealized gains or losses and premiums paid/received on swap contracts.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended February 29, 2012, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$7,979,816
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	(946,359)
Purchases	0
Sales	(1,872,526)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of February 29, 2012	$5,160,931

Change in unrealized gains (losses) relating to securities still held at February 29, 2012	$(1,814,480)

Derivative transactions

The Portfolio enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Portfolio’s total return. At February 29, 2012, the Portfolio had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations – Buy protection

Expiration	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Made by the Portfolio	Value	Upfront Premiums Paid/ (Received)	Unrealized Gains (Losses)
12/20/2016	Citibank	Prudential Financial Incorporated, 4.50%, 7/15/2013	A	$5,000,000	1.00%	$152,274	$339,905	$(187,631)
06/20/2017	Citibank	Sara Lee Corporation, 6.125%, 11/1/2032	BBB	5,000,000	1.00%	(28,086)	(30,114)	2,028

Credit default swaps on debt obligations– Sell protection

Expiration	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Received by the Portfolio	Value	Upfront Premiums Paid/ (Received)	Unrealized Gains (Losses)
03/20/2017	Goldman Sachs	Hess Corporation, 7.00%, 2/15/2014	BBB	$5,000,000	1.00%	$(71,362)	$(142,643)	$71,281

Credit default swaps on an index – Sell protection

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Received by the Portfolio	Value	Upfront Premiums Paid/ (Received)	Unrealized Gains (Losses)
12/20/2016	Barclays	Markit CDX North America Investment Grade 17 Index	$5,000,000	1.00%	$(16,254)	$93,802	$(110,056)
12/20/2016	Barclays	Markit CDX North America Investment Grade 17 Index	5,000,000	1.00%	(16,254)	46,960	(63,214)
12/20/2016	Citibank	Markit CDX North America Investment Grade 17 Index	5,000,000	1.00%	(16,254)	89,442	(105,696)

*	Reflects the ratings of a nationally recognized ratings agency at period end. The credit rating serves as indicator of the current status of the payment/performance risk of the credit derivative. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

The Portfolio had an average notional balance on credit default swaps of $22,521,898 during the nine months ended February 29, 2012.

Certain of the Portfolio’s derivative transactions may contain provisions for early termination in the event the net assets of the Portfolio declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transaction in net liability positions. On February 29, 2012, the aggregate fair value of all derivative instruments with net asset contingent features that were in a liability positions amounted to $639,354.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate Trading of Registered Interest and Principal Securities

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch President

Date:	April 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch President

Date:	April 25, 2012

By:	/s/ Kasey L. Phillips

Kasey L. Phillips Treasurer

Date:	April 25, 2012